================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-Q

                               -----------------

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-6067

                               -----------------

                       DIMENSIONAL INVESTMENT GROUP INC.
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               -----------------

              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                               -----------------

          CATHERINE L. NEWELL, ESQUIRE, VICE PRESIDENT AND SECRETARY
                      DIMENSIONAL INVESTMENT GROUP INC.,
              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (512) 306-7400

                      DATE OF FISCAL YEAR END: OCTOBER 31
                    DATE OF REPORTING PERIOD: JULY 31, 2015

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

                       DIMENSIONAL INVESTMENT GROUP INC.
                                   FORM N-Q
                                 July 31, 2015
                                  (UNAUDITED)

                               Table of Contents

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES....................................   1
SCHEDULES OF INVESTMENTS
   U.S. Large Company Portfolio...............................................   2
   U.S. Large Cap Value Portfolio II..........................................  14
   U.S. Large Cap Value Portfolio III.........................................  15
   LWAS/DFA U.S. High Book to Market Portfolio................................  16
   DFA International Value Portfolio..........................................  17
   DFA International Value Portfolio II.......................................  18
   DFA International Value Portfolio III......................................  19
   DFA International Value Portfolio IV.......................................  20
   Tax-Managed U.S. Marketwide Value Portfolio II.............................  21
   Emerging Markets Portfolio II..............................................  22
   LWAS/DFA Two-Year Fixed Income Portfolio...................................  23
   LWAS/DFA Two-Year Government Portfolio.....................................  26
   Global Equity Portfolio....................................................  28
   Global Allocation 60/40 Portfolio..........................................  30
   Global Allocation 25/75 Portfolio..........................................  32

NOTES TO SCHEDULES OF INVESTMENTS
   Organization...............................................................  34
   Security Valuation.........................................................  34
   Financial Instruments......................................................  35
   Federal Tax Cost...........................................................  35
   Other......................................................................  36
   Subsequent Event Evaluations...............................................  37

THE DFA INVESTMENT TRUST COMPANY

SCHEDULES OF INVESTMENTS
   The U.S. Large Cap Value Series............................................  38
   The DFA International Value Series.........................................  46
   The Emerging Markets Series................................................  59
   The Tax-Managed U.S. Marketwide Value Series...............................  84

NOTES TO SCHEDULES OF INVESTMENTS
   Organization............................................................... 107
   Security Valuation......................................................... 107
   Financial Instruments...................................................... 108
   Federal Tax Cost........................................................... 108
   Other...................................................................... 108
   Subsequent Event Evaluations............................................... 109

                       DIMENSIONAL INVESTMENT GROUP INC.
                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments
------------------------

Investment Abbreviations
 P.L.C.  Public Limited Company

Investment Footnotes
 +       See Security Valuation Note within the Notes to Schedules of
         Investments.
 *       Non-Income Producing Securities.
 #       Total or Partial Securities on Loan.
 @       Security purchased with cash proceeds from Securities on Loan.
 ^^      See Federal Tax Cost Note within the Notes to Schedules of
         Investments.
 --      Amounts designated as -- are either zero or rounded to zero.
 (r)     The adjustable/variable rate shown is effective as of July 31, 2015.
 (S)     Affiliated Fund.

                         U.S. LARGE COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                           SHARES     VALUE+
                                                          --------- -----------
 COMMON STOCKS -- (94.8%)

 Consumer Discretionary -- (12.2%)
     Advance Auto Parts, Inc.                                22,536 $ 3,925,997
 *   Amazon.com, Inc.                                       117,491  62,992,800
 *   AutoNation, Inc.                                        23,241   1,448,844
 *   AutoZone, Inc.                                           9,761   6,841,875
 #*  Bed Bath & Beyond, Inc.                                 52,745   3,440,556
 #   Best Buy Co., Inc.                                      90,090   2,909,006
     BorgWarner, Inc.                                        69,670   3,463,296
 #   Cablevision Systems Corp. Class A                       67,692   1,910,268
 #*  CarMax, Inc.                                            64,376   4,152,896
     Carnival Corp.                                         138,767   7,394,893
     CBS Corp. Class B                                      139,310   7,448,906
 *   Chipotle Mexican Grill, Inc.                             9,553   7,090,523
 #   Coach, Inc.                                             84,984   2,651,501
     Comcast Corp. Class A                                  773,375  48,266,334
     Darden Restaurants, Inc.                                38,703   2,854,733
     Delphi Automotive P.L.C.                                88,840   6,936,627
 *   Discovery Communications, Inc.                          80,270   2,432,181
 #*  Discovery Communications, Inc. Class A                  45,726   1,509,873
     Dollar General Corp.                                    91,415   7,347,024
 *   Dollar Tree, Inc.                                       68,565   5,350,127
     DR Horton, Inc.                                        102,652   3,047,738
     Expedia, Inc.                                           30,692   3,727,236
     Ford Motor Co.                                       1,223,151  18,139,329
 #*  Fossil Group, Inc.                                      13,265     911,969
 #   GameStop Corp. Class A                                  32,726   1,500,487
 #   Gap, Inc. (The)                                         80,900   2,951,232
 #   Garmin, Ltd.                                            37,067   1,553,478
     General Motors Co.                                     415,389  13,088,907
 #   Genuine Parts Co.                                       46,829   4,165,440
     Goodyear Tire & Rubber Co. (The)                        82,956   2,499,464
 #   H&R Block, Inc.                                         84,676   2,818,864
     Hanesbrands, Inc.                                      123,734   3,839,466
 #   Harley-Davidson, Inc.                                   64,379   3,753,296
     Harman International Industries, Inc.                   21,876   2,355,170
 #   Hasbro, Inc.                                            34,466   2,713,853
     Home Depot, Inc. (The)                                 399,673  46,773,731
     Interpublic Group of Cos., Inc. (The)                  127,028   2,705,696
     Johnson Controls, Inc.                                 201,481   9,179,474
 #   Kohl's Corp.                                            60,940   3,736,841
     L Brands, Inc.                                          75,459   6,091,050
 #   Leggett & Platt, Inc.                                   42,482   2,031,064
 #   Lennar Corp. Class A                                    54,928   2,913,381
     Lowe's Cos., Inc.                                      286,972  19,904,378
     Macy's, Inc.                                           103,508   7,148,262
 #   Marriott International, Inc. Class A                    63,448   4,606,959
 #   Mattel, Inc.                                           104,033   2,414,606
     McDonald's Corp.                                       294,919  29,450,611
 *   Michael Kors Holdings, Ltd.                             61,097   2,565,463
 *   Mohawk Industries, Inc.                                 19,133   3,857,021
 *   Netflix, Inc.                                          130,569  14,925,342
     Newell Rubbermaid, Inc.                                 82,729   3,580,511

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Consumer Discretionary -- (Continued)
*   News Corp. Class A                                     153,930 $  2,267,389
    NIKE, Inc. Class B                                     214,269   24,688,074
#   Nordstrom, Inc.                                         43,406    3,312,312
*   O'Reilly Automotive, Inc.                               31,073    7,467,153
#   Omnicom Group, Inc.                                     75,158    5,492,547
*   Priceline Group, Inc. (The)                             15,949   19,833,698
    PulteGroup, Inc.                                       100,807    2,088,721
#   PVH Corp.                                               25,443    2,952,406
    Ralph Lauren Corp.                                      18,580    2,339,036
    Ross Stores, Inc.                                      127,317    6,768,172
    Royal Caribbean Cruises, Ltd.                           50,808    4,565,099
#   Scripps Networks Interactive, Inc. Class A              29,182    1,826,210
    Staples, Inc.                                          197,098    2,899,312
    Starbucks Corp.                                        461,679   26,745,064
    Starwood Hotels & Resorts Worldwide, Inc.               52,535    4,174,431
    Target Corp.                                           196,453   16,079,678
#   TEGNA, Inc.                                             69,693    2,030,157
    Tiffany & Co.                                           34,605    3,311,699
    Time Warner Cable, Inc.                                 86,978   16,526,690
    Time Warner, Inc.                                      253,716   22,337,157
    TJX Cos., Inc. (The)                                   209,343   14,616,328
#   Tractor Supply Co.                                      42,020    3,887,690
#*  TripAdvisor, Inc.                                       34,437    2,733,609
    Twenty-First Century Fox, Inc. Class A                 544,420   18,777,046
#*  Under Armour, Inc. Class A                              51,702    5,135,560
#*  Urban Outfitters, Inc.                                  30,074      981,014
    VF Corp.                                               104,606    8,064,077
    Viacom, Inc. Class B                                   109,926    6,265,782
    Walt Disney Co. (The)                                  480,300   57,636,000
    Whirlpool Corp.                                         24,168    4,295,379
    Wyndham Worldwide Corp.                                 36,936    3,047,959
#   Wynn Resorts, Ltd.                                      25,071    2,588,079
    Yum! Brands, Inc.                                      133,043   11,675,854
                                                                   ------------
Total Consumer Discretionary                                        736,727,961
                                                                   ------------
Consumer Staples -- (9.2%)
    Altria Group, Inc.                                     605,077   32,904,087
    Archer-Daniels-Midland Co.                             190,878    9,051,435
#   Brown-Forman Corp. Class B                              47,920    5,195,007
#   Campbell Soup Co.                                       54,770    2,700,709
#   Clorox Co. (The)                                        40,321    4,513,533
    Coca-Cola Co. (The)                                  1,206,989   49,583,108
    Coca-Cola Enterprises, Inc.                             65,951    3,368,777
    Colgate-Palmolive Co.                                  261,622   17,795,528
    ConAgra Foods, Inc.                                    131,397    5,789,352
    Constellation Brands, Inc. Class A                      52,130    6,256,643
    Costco Wholesale Corp.                                 135,223   19,647,902
    CVS Health Corp.                                       347,169   39,046,097
    Dr Pepper Snapple Group, Inc.                           58,928    4,727,204
    Estee Lauder Cos., Inc. (The) Class A                   68,692    6,121,144
    General Mills, Inc.                                    183,407   10,676,121
    Hershey Co. (The)                                       45,207    4,199,278
    Hormel Foods Corp.                                      41,444    2,453,899

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Consumer Staples -- (Continued)
#   JM Smucker Co. (The)                                    29,821 $  3,330,708
    Kellogg Co.                                             77,054    5,098,663
#   Keurig Green Mountain, Inc.                             35,516    2,665,121
    Kimberly-Clark Corp.                                   112,027   12,879,744
    Kraft Heinz Co. (The)                                  182,235   14,482,215
    Kroger Co. (The)                                       301,654   11,836,903
#   McCormick & Co., Inc.                                   39,312    3,223,977
    Mead Johnson Nutrition Co.                              62,315    5,508,023
#   Molson Coors Brewing Co. Class B                        49,155    3,496,887
    Mondelez International, Inc. Class A                   500,485   22,586,888
*   Monster Beverage Corp.                                  45,235    6,945,834
    PepsiCo, Inc.                                          454,156   43,757,931
    Philip Morris International, Inc.                      476,646   40,767,532
    Procter & Gamble Co. (The)                             834,744   64,024,865
#   Reynolds American, Inc.                                127,895   10,972,087
    Sysco Corp.                                            182,691    6,633,510
    Tyson Foods, Inc. Class A                               89,850    3,984,848
    Wal-Mart Stores, Inc.                                  485,545   34,949,529
    Walgreens Boots Alliance, Inc.                         268,486   25,943,802
    Whole Foods Market, Inc.                               110,130    4,008,732
                                                                   ------------
Total Consumer Staples                                              551,127,623
                                                                   ------------
Energy -- (6.8%)
    Anadarko Petroleum Corp.                               156,283   11,619,641
    Apache Corp.                                           115,999    5,319,714
    Baker Hughes, Inc.                                     133,743    7,777,155
#   Cabot Oil & Gas Corp.                                  127,336    3,331,110
*   Cameron International Corp.                             58,892    2,971,690
#   Chesapeake Energy Corp.                                158,674    1,374,117
    Chevron Corp.                                          578,592   51,193,820
    Cimarex Energy Co.                                      28,821    3,000,843
    Columbia Pipeline Group, Inc.                           97,652    2,849,485
    ConocoPhillips                                         379,357   19,096,831
#   CONSOL Energy, Inc.                                     70,110    1,158,217
    Devon Energy Corp.                                     118,899    5,875,989
#   Diamond Offshore Drilling, Inc.                         20,599      452,148
#   Ensco P.L.C. Class A                                    71,924    1,192,500
    EOG Resources, Inc.                                    168,898   13,037,237
    EQT Corp.                                               46,907    3,604,803
    Exxon Mobil Corp.                                    1,286,457  101,900,259
*   FMC Technologies, Inc.                                  71,098    2,329,170
    Halliburton Co.                                        261,800   10,940,622
#   Helmerich & Payne, Inc.                                 33,069    1,909,404
    Hess Corp.                                              75,082    4,430,589
    Kinder Morgan, Inc.                                    533,684   18,486,814
    Marathon Oil Corp.                                     207,458    4,358,693
    Marathon Petroleum Corp.                               167,156    9,138,419
#   Murphy Oil Corp.                                        51,356    1,683,963
#   National Oilwell Varco, Inc.                           119,291    5,025,730
*   Newfield Exploration Co.                                49,944    1,637,664
    Noble Energy, Inc.                                     131,595    4,636,092
    Occidental Petroleum Corp.                             236,337   16,590,857
#   ONEOK, Inc.                                             64,200    2,426,118

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Energy -- (Continued)
    Phillips 66                                            166,865 $ 13,265,767
    Pioneer Natural Resources Co.                           45,937    5,823,433
#   Range Resources Corp.                                   51,185    2,013,618
    Schlumberger, Ltd.                                     390,674   32,355,621
#*  Southwestern Energy Co.                                118,977    2,212,972
#   Spectra Energy Corp.                                   206,556    6,250,385
    Tesoro Corp.                                            38,784    3,775,235
#   Transocean, Ltd.                                       104,737    1,388,813
    Valero Energy Corp.                                    156,494   10,266,006
    Williams Cos., Inc. (The)                              207,413   10,885,034
                                                                   ------------
Total Energy                                                        407,586,578
                                                                   ------------
Financials -- (13.6%)
    ACE, Ltd.                                              100,487   10,929,971
*   Affiliated Managers Group, Inc.                         16,850    3,503,115
    Aflac, Inc.                                            133,499    8,550,611
    Allstate Corp. (The)                                   125,846    8,677,082
    American Express Co.                                   268,787   20,443,939
    American International Group, Inc.                     410,263   26,306,064
    Ameriprise Financial, Inc.                              55,808    7,013,391
    Aon P.L.C.                                              86,685    8,735,247
    Assurant, Inc.                                          20,829    1,553,843
    Bank of America Corp.                                3,231,321   57,776,020
    Bank of New York Mellon Corp. (The)                    345,070   14,976,038
    BB&T Corp.                                             224,900    9,056,723
*   Berkshire Hathaway, Inc. Class B                       561,142   80,097,409
    BlackRock, Inc.                                         39,071   13,140,359
    Capital One Financial Corp.                            168,126   13,668,644
*   CBRE Group, Inc. Class A                                86,059    3,267,660
    Charles Schwab Corp. (The)                             355,650   12,405,072
    Chubb Corp. (The)                                       70,691    8,789,012
#   Cincinnati Financial Corp.                              45,485    2,511,227
    Citigroup, Inc.                                        933,554   54,575,567
    CME Group, Inc.                                         97,629    9,376,289
    Comerica, Inc.                                          54,843    2,601,204
    Discover Financial Services                            136,151    7,598,587
*   E*TRADE Financial Corp.                                 89,150    2,533,643
    Fifth Third Bancorp                                    249,043    5,247,336
    Franklin Resources, Inc.                               120,007    5,466,319
#*  Genworth Financial, Inc. Class A                       153,240    1,074,212
    Goldman Sachs Group, Inc. (The)                        123,619   25,350,548
    Hartford Financial Services Group, Inc. (The)          129,205    6,143,698
    Hudson City Bancorp, Inc.                              148,197    1,527,911
    Huntington Bancshares, Inc.                            249,102    2,907,020
    Intercontinental Exchange, Inc.                         34,385    7,841,155
    Invesco, Ltd.                                          132,451    5,112,609
    JPMorgan Chase & Co.                                 1,141,839   78,250,227
    KeyCorp                                                261,281    3,877,410
    Legg Mason, Inc.                                        29,905    1,475,513
    Leucadia National Corp.                                 96,939    2,280,005
    Lincoln National Corp.                                  77,776    4,380,344
    Loews Corp.                                             91,523    3,487,942

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
 Financials -- (Continued)
 #   M&T Bank Corp.                                         40,905 $  5,364,691
     Marsh & McLennan Cos., Inc.                           165,659    9,598,283
     McGraw Hill Financial, Inc.                            84,213    8,568,673
     MetLife, Inc.                                         343,319   19,136,601
     Moody's Corp.                                          54,739    6,044,828
     Morgan Stanley                                        472,793   18,363,280
     NASDAQ OMX Group, Inc. (The)                           36,478    1,861,472
     Navient Corp.                                         119,477    1,875,789
     Northern Trust Corp.                                   67,472    5,160,933
 #   People's United Financial, Inc.                        94,859    1,543,356
     PNC Financial Services Group, Inc. (The)              159,355   15,645,474
     Principal Financial Group, Inc.                        84,249    4,676,662
     Progressive Corp. (The)                               164,107    5,005,264
     Prudential Financial, Inc.                            139,381   12,315,705
     Regions Financial Corp.                               411,935    4,280,005
     State Street Corp.                                    126,667    9,697,626
     SunTrust Banks, Inc.                                  158,832    7,042,611
     T Rowe Price Group, Inc.                               80,842    6,235,343
 #   Torchmark Corp.                                        38,881    2,395,458
     Travelers Cos., Inc. (The)                             98,058   10,405,915
     U.S. Bancorp.                                         545,533   24,663,547
     Unum Group                                             76,760    2,751,078
     Wells Fargo & Co.                                   1,441,735   83,433,204
 #   XL Group P.L.C.                                        94,420    3,589,848
 #   Zions Bancorporation                                   62,418    1,946,817
                                                                   ------------
 Total Financials                                                   814,111,429
                                                                   ------------
 Health Care -- (14.8%)
     Abbott Laboratories                                   458,066   23,219,365
     AbbVie, Inc.                                          529,080   37,040,891
     Aetna, Inc.                                           107,443   12,137,836
     Agilent Technologies, Inc.                            102,631    4,202,739
 *   Alexion Pharmaceuticals, Inc.                          68,890   13,601,642
 *   Allergan P.L.C.                                       120,749   39,986,031
     AmerisourceBergen Corp.                                64,214    6,790,630
     Amgen, Inc.                                           233,939   41,311,288
     Anthem, Inc.                                           81,393   12,556,498
 *   Baxalta, Inc.                                         167,396    5,495,611
     Baxter International, Inc.                            167,458    6,711,717
 #   Becton Dickinson and Co.                               64,425    9,802,264
 *   Biogen, Inc.                                           72,376   23,072,021
 *   Boston Scientific Corp.                               412,504    7,152,819
     Bristol-Myers Squibb Co.                              512,900   33,666,756
     Cardinal Health, Inc.                                 101,792    8,650,284
 *   Celgene Corp.                                         244,037   32,029,856
 *   Cerner Corp.                                           94,222    6,757,602
     Cigna Corp.                                            79,188   11,407,823
     CR Bard, Inc.                                          22,818    4,487,160
 *   DaVita HealthCare Partners, Inc.                       52,954    4,184,955
     DENTSPLY International, Inc.                           43,091    2,452,309
 *   Edwards Lifesciences Corp.                             33,094    5,035,583
     Eli Lilly & Co.                                       300,475   25,393,142
 *   Endo International P.L.C.                              62,378    5,460,570

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
 Health Care -- (Continued)
 #*  Express Scripts Holding Co.                           224,391 $ 20,210,897
     Gilead Sciences, Inc.                                 452,173   53,293,110
 *   HCA Holdings, Inc.                                     89,236    8,299,840
 #*  Henry Schein, Inc.                                     25,698    3,802,790
 *   Hospira, Inc.                                          53,123    4,751,852
     Humana, Inc.                                           46,085    8,391,618
 *   Intuitive Surgical, Inc.                               11,341    6,046,681
     Johnson & Johnson                                     853,220   85,501,176
 *   Laboratory Corp. of America Holdings                   30,920    3,935,807
 *   Mallinckrodt P.L.C.                                    35,955    4,456,982
     McKesson Corp.                                         71,245   15,714,510
     Medtronic P.L.C.                                      438,469   34,371,585
     Merck & Co., Inc.                                     869,274   51,252,395
 *   Mylan NV                                              126,651    7,091,189
 #   Patterson Cos., Inc.                                   26,373    1,322,870
     PerkinElmer, Inc.                                      34,751    1,839,023
     Perrigo Co. P.L.C.                                     45,003    8,649,577
     Pfizer, Inc.                                        1,894,612   68,319,709
     Quest Diagnostics, Inc.                                44,232    3,264,764
 *   Regeneron Pharmaceuticals, Inc.                        23,197   12,843,251
     St Jude Medical, Inc.                                  86,189    6,362,472
     Stryker Corp.                                          91,980    9,406,795
 #*  Tenet Healthcare Corp.                                 30,457    1,714,729
     Thermo Fisher Scientific, Inc.                        122,475   17,088,937
     UnitedHealth Group, Inc.                              292,885   35,556,239
     Universal Health Services, Inc. Class B                28,076    4,077,477
 #*  Varian Medical Systems, Inc.                           30,662    2,639,078
 *   Vertex Pharmaceuticals, Inc.                           74,998   10,124,730
 *   Waters Corp.                                           25,443    3,396,386
     Zimmer Biomet Holdings, Inc.                           52,494    5,463,051
     Zoetis, Inc.                                          153,831    7,534,642
                                                                   ------------
 Total Health Care                                                  889,331,554
                                                                   ------------
 Industrials -- (9.4%)
     3M Co.                                                195,176   29,537,936
 #   ADT Corp. (The)                                        52,581    1,815,622
     Allegion P.L.C.                                        29,468    1,862,967
     American Airlines Group, Inc.                         213,163    8,547,836
     AMETEK, Inc.                                           74,394    3,946,602
     Boeing Co. (The)                                      197,874   28,527,495
 #   Caterpillar, Inc.                                     185,731   14,604,029
 #   CH Robinson Worldwide, Inc.                            44,838    3,145,386
     Cintas Corp.                                           29,199    2,496,515
     CSX Corp.                                             303,985    9,508,651
     Cummins, Inc.                                          51,592    6,682,712
     Danaher Corp.                                         189,475   17,348,331
 #   Deere & Co.                                           102,727    9,714,892
     Delta Air Lines, Inc.                                 252,704   11,204,895
 #   Dover Corp.                                            49,347    3,161,662
     Dun & Bradstreet Corp. (The)                           11,057    1,379,582
     Eaton Corp. P.L.C.                                    143,719    8,706,497
     Emerson Electric Co.                                  205,626   10,641,145
     Equifax, Inc.                                          36,616    3,739,592

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
 Industrials -- (Continued)
     Expeditors International of Washington, Inc.           58,964 $  2,763,643
 #   Fastenal Co.                                           83,693    3,503,389
     FedEx Corp.                                            81,110   13,903,876
 #   Flowserve Corp.                                        41,368    1,943,882
     Fluor Corp.                                            45,455    2,125,021
     General Dynamics Corp.                                 96,088   14,327,682
     General Electric Co.                                3,100,195   80,915,089
     Honeywell International, Inc.                         240,518   25,266,416
     Illinois Tool Works, Inc.                             104,082    9,312,217
     Ingersoll-Rand P.L.C.                                  81,420    4,999,188
 #*  Jacobs Engineering Group, Inc.                         38,532    1,622,968
 #   JB Hunt Transport Services, Inc.                       28,310    2,381,437
 #   Joy Global, Inc.                                       30,015      792,696
     Kansas City Southern                                   34,013    3,373,749
     L-3 Communications Holdings, Inc.                      25,378    2,930,144
     Lockheed Martin Corp.                                  82,320   17,048,472
     Masco Corp.                                           107,035    2,824,654
     Nielsen NV                                            113,477    5,499,095
     Norfolk Southern Corp.                                 93,797    7,909,901
     Northrop Grumman Corp.                                 59,624   10,315,548
 #   PACCAR, Inc.                                          109,165    7,078,259
     Pall Corp.                                             32,908    4,161,217
 #   Parker-Hannifin Corp.                                  42,635    4,807,096
 #   Pentair P.L.C.                                         55,305    3,363,097
 #   Pitney Bowes, Inc.                                     61,889    1,294,718
     Precision Castparts Corp.                              42,531    8,290,143
 *   Quanta Services, Inc.                                  65,031    1,796,156
     Raytheon Co.                                           93,887   10,242,133
     Republic Services, Inc.                                76,826    3,267,410
     Robert Half International, Inc.                        41,542    2,286,056
     Rockwell Automation, Inc.                              41,389    4,833,407
 #   Rockwell Collins, Inc.                                 40,758    3,448,942
     Roper Technologies, Inc.                               30,918    5,171,654
 #   Ryder System, Inc.                                     16,344    1,479,459
     Snap-on, Inc.                                          17,945    2,957,336
     Southwest Airlines Co.                                205,624    7,443,589
     Stanley Black & Decker, Inc.                           47,276    4,987,145
 *   Stericycle, Inc.                                       26,186    3,691,440
     Textron, Inc.                                          85,489    3,735,869
     Tyco International P.L.C.                             129,449    4,917,768
     Union Pacific Corp.                                   269,405   26,291,234
     United Parcel Service, Inc. Class B                   213,520   21,855,907
 *   United Rentals, Inc.                                   29,790    1,995,632
     United Technologies Corp.                             254,727   25,551,665
     Waste Management, Inc.                                131,004    6,698,235
 #   WW Grainger, Inc.                                      18,347    4,196,142
     Xylem, Inc.                                            55,688    1,922,907
                                                                   ------------
 Total Industrials                                                  568,096,030
                                                                   ------------
 Information Technology -- (18.8%)
     Accenture P.L.C. Class A                              192,688   19,868,060
 *   Adobe Systems, Inc.                                   146,228   11,989,234
 *   Akamai Technologies, Inc.                              54,999    4,218,973

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
 Information Technology -- (Continued)
 *   Alliance Data Systems Corp.                            19,085 $  5,249,138
     Altera Corp.                                           92,558    4,596,430
     Amphenol Corp. Class A                                 95,011    5,359,571
     Analog Devices, Inc.                                   96,472    5,627,212
     Apple, Inc.                                         1,772,573  215,013,105
     Applied Materials, Inc.                               378,942    6,578,433
 *   Autodesk, Inc.                                         70,103    3,545,810
     Automatic Data Processing, Inc.                       144,465   11,523,973
 #   Avago Technologies, Ltd.                               78,948    9,879,553
     Broadcom Corp. Class A                                167,330    8,468,571
     CA, Inc.                                               97,332    2,835,768
     Cisco Systems, Inc.                                 1,564,843   44,472,838
 *   Citrix Systems, Inc.                                   49,350    3,731,353
 *   Cognizant Technology Solutions Corp. Class A          187,846   11,853,083
     Computer Sciences Corp.                                42,358    2,771,484
     Corning, Inc.                                         387,236    7,233,568
 *   eBay, Inc.                                            340,140    9,564,737
 *   Electronic Arts, Inc.                                  95,670    6,845,188
     EMC Corp.                                             597,540   16,067,851
 *   F5 Networks, Inc.                                      22,103    2,964,896
 *   Facebook, Inc. Class A                                648,035   60,921,770
     Fidelity National Information Services, Inc.           87,155    5,702,552
 #*  First Solar, Inc.                                      23,352    1,034,494
 *   Fiserv, Inc.                                           72,856    6,328,272
     FLIR Systems, Inc.                                     43,064    1,325,941
 *   Google, Inc. Class A                                   88,060   57,899,450
 *   Google, Inc. Class C                                   88,312   55,248,870
     Harris Corp.                                           37,917    3,144,836
     Hewlett-Packard Co.                                   555,804   16,963,138
     Intel Corp.                                         1,459,649   42,256,839
     International Business Machines Corp.                 281,777   45,645,056
     Intuit, Inc.                                           84,819    8,971,306
     Juniper Networks, Inc.                                108,121    3,072,799
     KLA-Tencor Corp.                                       49,185    2,609,264
 #   Lam Research Corp.                                     48,714    3,744,645
     Linear Technology Corp.                                73,680    3,020,880
     MasterCard, Inc. Class A                              298,207   29,045,362
 #   Microchip Technology, Inc.                             62,236    2,666,190
 #*  Micron Technology, Inc.                               331,471    6,135,528
     Microsoft Corp.                                     2,489,027  116,237,561
     Motorola Solutions, Inc.                               57,151    3,438,204
     NetApp, Inc.                                           95,932    2,988,282
 #   NVIDIA Corp.                                          157,257    3,137,277
     Oracle Corp.                                          980,882   39,176,427
 #   Paychex, Inc.                                         100,504    4,663,386
 *   PayPal Holdings, Inc.                                 340,140   13,163,418
 *   Qorvo, Inc.                                            46,004    2,665,932
     QUALCOMM, Inc.                                        501,391   32,284,566
 *   Red Hat, Inc.                                          56,347    4,455,921
 *   Salesforce.com, Inc.                                  187,584   13,749,907
     SanDisk Corp.                                          64,041    3,861,032
 #   Seagate Technology P.L.C.                              97,580    4,937,548
     Skyworks Solutions, Inc.                               58,798    5,625,205

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                         ------- --------------
 Information Technology -- (Continued)
     Symantec Corp.                                      209,343 $    4,760,460
     TE Connectivity, Ltd.                               125,101      7,621,153
 #*  Teradata Corp.                                       43,563      1,616,623
     Texas Instruments, Inc.                             320,102     15,998,698
     Total System Services, Inc.                          50,365      2,327,870
 #*  VeriSign, Inc.                                       32,316      2,292,497
 #   Visa, Inc. Class A                                  594,768     44,809,821
     Western Digital Corp.                                66,762      5,745,538
 #   Western Union Co. (The)                             158,860      3,215,326
     Xerox Corp.                                         319,515      3,521,055
     Xilinx, Inc.                                         79,566      3,321,880
 *   Yahoo!, Inc.                                        268,531      9,847,032
                                                                 --------------
 Total Information Technology                                     1,131,458,640
                                                                 --------------
 Materials -- (2.8%)
     Air Products & Chemicals, Inc.                       59,472      8,475,355
     Airgas, Inc.                                         20,884      2,130,586
     Alcoa, Inc.                                         403,366      3,981,222
     Avery Dennison Corp.                                 27,938      1,700,027
     Ball Corp.                                           42,416      2,877,501
     CF Industries Holdings, Inc.                         72,329      4,281,877
     Dow Chemical Co. (The)                              333,439     15,691,639
     Eastman Chemical Co.                                 45,865      3,595,816
     Ecolab, Inc.                                         82,454      9,548,998
     EI du Pont de Nemours & Co.                         278,526     15,530,610
     FMC Corp.                                            41,021      1,991,159
     Freeport-McMoRan, Inc.                              320,341      3,764,007
     International Flavors & Fragrances, Inc.             24,887      2,876,688
     International Paper Co.                             130,109      6,228,318
     LyondellBasell Industries NV Class A                120,870     11,341,232
 #   Martin Marietta Materials, Inc.                      19,102      2,995,576
     Monsanto Co.                                        146,489     14,925,764
     Mosaic Co. (The)                                     95,610      4,105,493
     Newmont Mining Corp.                                162,717      2,793,851
 #   Nucor Corp.                                          98,075      4,329,031
 *   Owens-Illinois, Inc.                                 49,799      1,063,209
     PPG Industries, Inc.                                 83,644      9,065,337
     Praxair, Inc.                                        88,708     10,125,131
     Sealed Air Corp.                                     64,665      3,438,238
     Sherwin-Williams Co. (The)                           24,371      6,769,289
     Sigma-Aldrich Corp.                                  36,731      5,128,015
     Vulcan Materials Co.                                 40,852      3,718,349
 *   WestRock Co.                                         80,165      5,055,205
                                                                 --------------
 Total Materials                                                    167,527,523
                                                                 --------------
 Real Estate Investment Trusts -- (2.3%)
     American Tower Corp.                                130,177     12,381,134
     Apartment Investment & Management Co. Class A        47,999      1,875,801
     AvalonBay Communities, Inc.                          40,672      7,009,412
     Boston Properties, Inc.                              47,201      5,818,939
     Crown Castle International Corp.                    103,838      8,505,371
     Equinix, Inc.                                        17,502      4,881,483
     Equity Residential                                  111,993      8,378,196

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
 Real Estate Investment Trusts -- (Continued)
     Essex Property Trust, Inc.                             20,088 $  4,517,992
     General Growth Properties, Inc.                       193,526    5,252,296
     HCP, Inc.                                             142,030    5,488,039
     Health Care REIT, Inc.                                108,007    7,492,446
     Host Hotels & Resorts, Inc.                           232,935    4,514,280
 #   Iron Mountain, Inc.                                    57,533    1,728,867
     Kimco Realty Corp.                                    126,997    3,138,096
     Macerich Co. (The)                                     43,364    3,432,694
 #   Plum Creek Timber Co., Inc.                            54,096    2,217,936
     Prologis, Inc.                                        161,240    6,547,956
     Public Storage                                         44,686    9,168,674
 #   Realty Income Corp.                                    71,591    3,457,129
     Simon Property Group, Inc.                             95,772   17,930,434
 #   SL Green Realty Corp.                                  30,661    3,530,308
     Ventas, Inc.                                          101,807    6,830,232
     Vornado Realty Trust                                   53,854    5,253,458
     Weyerhaeuser Co.                                      159,192    4,885,602
                                                                   ------------
 Total Real Estate Investment Trusts                                144,236,775
                                                                   ------------
 Telecommunication Services -- (2.2%)
 #   AT&T, Inc.                                          1,890,499   65,675,927
     CenturyLink, Inc.                                     173,445    4,960,527
 #   Frontier Communications Corp.                         354,207    1,671,857
 *   Level 3 Communications, Inc.                           90,457    4,568,078
     Verizon Communications, Inc.                        1,254,882   58,715,929
                                                                   ------------
 Total Telecommunication Services                                   135,592,318
                                                                   ------------
 Utilities -- (2.7%)
     AES Corp.                                             209,935    2,687,168
     AGL Resources, Inc.                                    36,820    1,770,306
     Ameren Corp.                                           74,655    3,066,827
     American Electric Power Co., Inc.                     150,747    8,527,758
     CenterPoint Energy, Inc.                              132,304    2,558,759
     CMS Energy Corp.                                       84,918    2,909,291
 #   Consolidated Edison, Inc.                              90,106    5,729,840
 #   Dominion Resources, Inc.                              182,602   13,092,563
     DTE Energy Co.                                         55,112    4,434,311
 #   Duke Energy Corp.                                     212,774   15,792,086
     Edison International                                  100,247    6,015,822
     Entergy Corp.                                          55,195    3,919,949
     Eversource Energy                                      97,657    4,855,506
 #   Exelon Corp.                                          264,990    8,503,529
     FirstEnergy Corp.                                     130,008    4,415,072
     NextEra Energy, Inc.                                  136,650   14,375,580
     NiSource, Inc.                                         97,406    1,700,709
 #   NRG Energy, Inc.                                      102,519    2,301,552
     Pepco Holdings, Inc.                                   77,682    2,072,556
     PG&E Corp.                                            147,729    7,757,250
     Pinnacle West Capital Corp.                            34,030    2,099,991
     PPL Corp.                                             205,565    6,539,023
     Public Service Enterprise Group, Inc.                 155,646    6,485,769
 #   SCANA Corp.                                            43,940    2,407,912

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                      ---------- --------------
Utilities -- (Continued)
     Sempra Energy                                        71,608 $    7,288,262
#    Southern Co. (The)                                  279,457     12,500,112
     TECO Energy, Inc.                                    72,380      1,601,046
#    WEC Energy Group, Inc.                               96,944      4,750,256
     Xcel Energy, Inc.                                   155,917      5,405,642
                                                                 --------------
Total Utilities                                                     165,564,447
                                                                 --------------
TOTAL COMMON STOCKS                                               5,711,360,878
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (5.2%)
(S)@ DFA Short Term Investment Fund                   26,807,093    310,158,069
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $3,064,328,547)^^            $6,021,518,947
                                                                 ==============

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   --------------------------------------------------
                                      LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                   -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary          $  736,727,961           --   --    $  736,727,961
   Consumer Staples                   551,127,623           --   --       551,127,623
   Energy                             407,586,578           --   --       407,586,578
   Financials                         814,111,429           --   --       814,111,429
   Health Care                        889,331,554           --   --       889,331,554
   Industrials                        568,096,030           --   --       568,096,030
   Information Technology           1,131,458,640           --   --     1,131,458,640
   Materials                          167,527,523           --   --       167,527,523
   Real Estate Investment Trusts      144,236,775           --   --       144,236,775
   Telecommunication Services         135,592,318           --   --       135,592,318
   Utilities                          165,564,447           --   --       165,564,447
Securities Lending Collateral                  -- $310,158,069   --       310,158,069
Futures Contracts**                         1,419           --   --             1,419
                                   -------------- ------------   --    --------------
TOTAL                              $5,711,362,297 $310,158,069   --    $6,021,520,366
                                   ============== ============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                       U.S. LARGE CAP VALUE PORTFOLIO II
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                                      VALUE+
                                                                   ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA
  Investment Trust Company                                         $165,883,973
                                                                   ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $99,206,039)^^                                         $165,883,973
                                                                   ============

Summary of the Portfolio's Master Fund's investments as of July 31, 2015, based on their valuation inputs, is located within this report (See Security Valuation Note).

                      U.S. LARGE CAP VALUE PORTFOLIO III
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                                     VALUE+
                                                                 --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA
  Investment Trust Company                                       $3,003,829,697
                                                                 --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $1,879,083,220)^^                                    $3,003,829,697
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of July 31, 2015, based on their valuation inputs, is located within this report (See Security Valuation Note).

                  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                                      VALUE+
                                                                    -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA
  Investment Trust Company                                          $63,746,410
                                                                    -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $30,033,491)^^                                          $63,746,410
                                                                    ===========

Summary of the Portfolio's Master Fund's investments as of July 31, 2015, based on their valuation inputs, is located within this report (See Security Valuation Note).

                       DFA INTERNATIONAL VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                                     VALUE+
                                                                 --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company                                       $7,097,941,018
                                                                 --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $6,553,711,440)^^                                    $7,097,941,018
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of July 31, 2015, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     DFA INTERNATIONAL VALUE PORTFOLIO II
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                                      VALUE+
                                                                   ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company                                         $119,709,680
                                                                   ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $109,922,333)^^                                        $119,709,680
                                                                   ============

Summary of the Portfolio's Master Fund's investments as of July 31, 2015, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     DFA INTERNATIONAL VALUE PORTFOLIO III
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                                     VALUE+
                                                                 --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company                                       $1,967,387,911
                                                                 --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $1,823,593,040)^^                                    $1,967,387,911
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of July 31, 2015, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     DFA INTERNATIONAL VALUE PORTFOLIO IV
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                                      VALUE+
                                                                   ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company                                         $246,531,490
                                                                   ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $217,710,424)^^                                        $246,531,490
                                                                   ============

Summary of the Portfolio's Master Fund's investments as of July 31, 2015, based on their valuation inputs, is located within this report (See Security Valuation Note).

                TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                                      VALUE+
                                                                  --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series of
  The DFA Investment Trust Company                                $1,549,784,361
                                                                  --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $813,175,826)^^                                       $1,549,784,361
                                                                  ==============

Summary of the Portfolio's Master Fund's investments as of July 31, 2015, based on their valuation inputs, is located within this report (See Security Valuation Note).

                         EMERGING MARKETS PORTFOLIO II
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                                      VALUE+
                                                                    -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Emerging Markets Series of The DFA Investment
  Trust Company                                                     $90,884,496
                                                                    -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $25,650,484)^^                                          $90,884,496
                                                                    ===========

Summary of the Portfolio's Master Fund's investments as of July 31, 2015, based on their valuation inputs, is located within this report (See Security Valuation Note).

                   LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
 AGENCY OBLIGATIONS -- (23.2%)
 Federal Home Loan Bank
     0.875%, 03/10/17                                       $ 6,800 $ 6,816,973
     0.625%, 05/30/17                                         2,300   2,297,332
     1.000%, 06/09/17                                        11,200  11,256,582
 Federal Home Loan Mortgage
   Corporation
     1.250%, 05/12/17                                           500     504,584
     1.000%, 07/28/17                                         2,300   2,311,833
 Federal National Mortgage
   Association
     0.750%, 03/14/17                                         1,500   1,502,658
                                                                    -----------
 TOTAL AGENCY OBLIGATIONS                                            24,689,962
                                                                    -----------
 BONDS -- (50.2%)
 ANZ New Zealand Int'l, Ltd.
     1.400%, 04/27/17                                         1,800   1,799,822
 Apple, Inc.
 #   1.050%, 05/05/17                                           500     501,085
     0.900%, 05/12/17                                         1,500   1,498,561
 Australia & New Zealand Banking
   Group, Ltd.
     1.250%, 01/10/17                                         1,000   1,002,407
 Bank Nederlandse Gemeenten NV
     0.875%, 02/21/17                                           896     896,994
 Bank of Nova Scotia (The)
     1.100%, 12/13/16                                           692     692,897
     2.550%, 01/12/17                                           200     203,994
     1.250%, 04/11/17                                         1,000   1,000,788
 Berkshire Hathaway Finance Corp.
 #   1.600%, 05/15/17                                           970     979,960
 British Columbia, Province of Canada
     1.200%, 04/25/17                                         1,500   1,511,788
 Caisse des Depots et Consignations
     1.000%, 03/13/17                                         2,400   2,408,011
 Cisco Systems, Inc.
 #   1.100%, 03/03/17                                           740     741,684
 #   3.150%, 03/14/17                                           500     517,903
 Commonwealth Bank of Australia
 #   1.125%, 03/13/17                                         1,000   1,000,389
 DBS Bank, Ltd.
     2.350%, 02/28/17                                           300     304,898
 Denmark Government International
   Bond
     0.875%, 03/20/17                                           500     501,305
 Development Bank of Japan, Inc.
     5.125%, 02/01/17                                           500     531,050
     1.500%, 03/13/17                                           500     504,359
 Erste Abwicklungsanstalt
     1.000%, 02/27/17                                         2,800   2,806,376
 European Investment Bank
     1.750%, 03/15/17                                         1,200   1,219,552

                                                             FACE
                                                            AMOUNT
                                                            (000)    VALUE+
                                                            ------ -----------
     1.625%, 06/15/17                                       $1,000 $ 1,014,573
 Export Development Canada
     0.625%, 04/27/17                                        1,500   1,496,415
     0.625%, 04/27/17                                          500     497,822
 Exxon Mobil Corp.
     0.921%, 03/15/17                                        2,000   2,000,856
 General Electric Capital Corp.
 #   5.400%, 02/15/17                                        2,428   2,583,608
 International Bank for
   Reconstruction & Development
     0.625%, 05/02/17                                          500     497,759
 KFW
     0.750%, 03/17/17                                        1,500   1,500,240
 Kommunalbanken A.S.
     1.375%, 06/08/17                                        1,000   1,009,667
 Kommuninvest I Sverige AB
     1.625%, 02/13/17                                        1,000   1,013,227
 Landeskreditbank Baden-
   Wuerttemberg Foerderbank
     0.875%, 03/20/17                                          500     500,324
     0.875%, 04/10/17                                        1,000   1,000,650
 National Australia Bank, Ltd.
     2.750%, 03/09/17                                        2,350   2,408,637
     1.300%, 06/30/17                                          400     399,534
 Netherlands Government Bond
     1.000%, 02/24/17                                        2,700   2,710,462
 Nordea Bank AB
 #   3.125%, 03/20/17                                        2,020   2,079,148
     1.250%, 04/04/17                                          200     200,314
 Nordic Investment Bank
     1.000%, 03/07/17                                        2,000   2,009,030
 Oesterreichische Kontrollbank AG
     0.750%, 05/19/17                                        1,100   1,098,251
 Pfizer, Inc.
 #   1.100%, 05/15/17                                        1,955   1,956,294
 Royal Bank of Canada
     1.200%, 01/23/17                                        1,500   1,504,303
 #   1.000%, 04/27/17                                          600     598,045
     1.250%, 06/16/17                                          700     699,595
 Svensk Exportkredit AB
     5.125%, 03/01/17                                        1,352   1,443,305
 Svenska Handelsbanken AB
     2.875%, 04/04/17                                          700     719,481
 Toronto-Dominion Bank (The)
 #   2.375%, 10/19/16                                          500     508,813
 #   1.125%, 05/02/17                                        1,000   1,001,391
 Total Capital International SA
 #   1.550%, 06/28/17                                          300     302,030
                                                                   -----------
 TOTAL BONDS                                                        53,377,597
                                                                   -----------
 U.S. TREASURY OBLIGATIONS -- (17.1%)
 U.S. Treasury Notes
     0.875%, 04/30/17                                        5,000   5,022,265

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                          FACE
                                                         AMOUNT
                                                          (000)       VALUE+
                                                        ---------- ------------
     0.875%, 05/15/17                                   $    4,400 $  4,418,564
     0.625%, 05/31/17                                        2,000    1,999,062
     0.750%, 06/30/17                                        6,700    6,712,562
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS                                      18,152,453
                                                                   ------------

                                                         SHARES
                                                        ----------
TEMPORARY CASH INVESTMENTS -- (1.5%)
     State Street Institutional Liquid Reserves, 0.114%  1,569,534    1,569,534
                                                                   ------------

                                                         SHARES/
                                                          FACE
                                                         AMOUNT
                                                          (000)
                                                        ----------
SECURITIES LENDING COLLATERAL -- (8.0%)
(S)@ DFA Short Term Investment Fund                        736,647    8,523,005
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $106,346,920)^^                                            $106,312,551
                                                                   ============

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------
                                LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                               ---------- ------------ ------- ------------
     Agency Obligations                -- $ 24,689,962   --    $ 24,689,962
     Bonds                             --   53,377,597   --      53,377,597
     U.S. Treasury Obligations         --   18,152,453   --      18,152,453
     Temporary Cash
       Investments             $1,569,534           --   --       1,569,534
     Securities Lending
       Collateral                      --    8,523,005   --       8,523,005
                               ---------- ------------   --    ------------
     TOTAL                     $1,569,534 $104,743,017   --    $106,312,551
                               ========== ============   ==    ============

                    LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                                                   FACE
                                                                                  AMOUNT
                                                                                  (000)      VALUE+
                                                                                 -------- ------------
U.S. TREASURY OBLIGATIONS -- (99.8%)
U.S. Treasury Notes
   3.000%, 02/28/17                                                              $ 14,700 $ 15,261,584
   0.500%, 03/31/17                                                                 5,000    4,994,530
   0.875%, 04/15/17                                                                 5,000    5,022,655
   0.875%, 04/30/17                                                                24,900   25,010,880
   0.875%, 05/15/17                                                                21,600   21,691,130
   0.625%, 05/31/17                                                                30,000   29,985,930
   0.875%, 06/15/17                                                                18,500   18,579,494
   0.750%, 06/30/17                                                                14,700   14,727,563
   0.875%, 07/15/17                                                                 3,800    3,814,843
                                                                                          ------------
TOTAL U.S. TREASURY OBLIGATIONS                                                            139,088,609
                                                                                          ------------

                                                                                  SHARES
                                                                                 --------
TEMPORARY CASH INVESTMENTS -- (0.2%)
   State Street Institutional U.S. Government Money Market Fund                   330,290      330,290
                                                                                          ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $139,421,789)^^                                       $139,418,899
                                                                                          ============

LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                             ------------------------------------------
                             LEVEL 1    LEVEL 2    LEVEL 3    TOTAL
                             -------- ------------ ------- ------------
        U.S. Treasury
          Obligations              -- $139,088,609   --    $139,088,609
        Temporary Cash
          Investments        $330,290           --   --         330,290
                             -------- ------------   --    ------------
        TOTAL                $330,290 $139,088,609   --    $139,418,899
                             ======== ============   ==    ============

                            GLOBAL EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                            SHARES        VALUE+
                                                          ----------- --------------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in U.S. Core Equity 2 Portfolio of DFA
  Investment Dimensions Group Inc.                        123,736,408 $2,196,321,251
Investment in International Core Equity Portfolio
  of DFA Investment Dimensions Group Inc.                  86,046,020  1,060,947,421
Investment in U.S. Core Equity 1 Portfolio of DFA
  Investment Dimensions Group Inc.                         40,975,268    751,076,657
Investment in Emerging Markets Core Equity
  Portfolio of DFA Investment Dimensions Group Inc.        16,729,090    301,123,615
Investment in DFA Real Estate Securities Portfolio
  of DFA Investment Dimensions Group Inc.                   2,827,363     91,182,468
Investment in The Canadian Small Company Series of
  The DFA Investment Trust Company                                               776
                                                                      --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $3,182,941,278)                                             4,400,652,188
                                                                      --------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional Liquid Reserves, 0.114%
  (Cost $3,035,645)                                         3,035,645      3,035,645
                                                                      --------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $3,185,976,923)^^                                          $4,403,687,833
                                                                      ==============

GLOBAL EQUITY PORTFOLIO
CONTINUED

Summary of the Global Fund's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                              ---------------------------------------------
                                 LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                              -------------- ------- ------- --------------
    Affiliated Investment
      Companies               $4,400,652,188   --      --    $4,400,652,188
    Temporary Cash
      Investments                  3,035,645   --      --         3,035,645
                              --------------   --      --    --------------
    TOTAL                     $4,403,687,833   --      --    $4,403,687,833
                              ==============   ==      ==    ==============

                       GLOBAL ALLOCATION 60/40 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                                                                      SHARES       VALUE+
                                                                                                    ---------- --------------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc.                  49,815,967 $  884,233,417
Investment in DFA Selectively Hedged Global Fixed Income Portfolio of DFA Investment
  Dimensions Group Inc.                                                                             47,271,599    444,825,747
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.           34,478,411    425,118,814
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.                  16,656,422    305,312,220
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group
  Inc.                                                                                              27,605,166    298,963,943
Investment in DFA Intermediate-Term Extended Quality Portfolio of DFA Investment Dimensions
  Group Inc.                                                                                        14,218,618    151,712,649
Investment in DFA Five-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group
  Inc.                                                                                              13,681,902    150,637,745
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.         6,724,191    121,035,434
Investment in DFA World ex U.S. Government Fixed Income Portfolio of DFA Investment
  Dimensions Group Inc.                                                                              7,365,935     76,532,060
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.   6,421,440     75,387,709
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.           1,120,133     36,124,304
                                                                                                               --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $2,543,140,847)                                                                                      2,969,884,042
                                                                                                               --------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional Liquid Reserves, 0.114%
  (Cost $1,821,413)                                                                                  1,821,413      1,821,413
                                                                                                               --------------
   TOTAL INVESTMENTS -- (100.0%) (Cost $2,544,962,260)^^                                                       $2,971,705,455
                                                                                                               ==============

GLOBAL ALLOCATION 60/40 PORTFOLIO
CONTINUED

Summary of the Global Fund's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                             ---------------------------------------------
                                LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                             -------------- ------- ------- --------------
      Affiliated Investment
        Companies            $2,969,884,042   --      --    $2,969,884,042
      Temporary Cash
        Investments               1,821,413   --      --         1,821,413
                             --------------   --      --    --------------
      TOTAL                  $2,971,705,455   --      --    $2,971,705,455
                             ==============   ==      ==    ==============

                       GLOBAL ALLOCATION 25/75 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                                                                      SHARES      VALUE+
                                                                                                    ---------- ------------
AFFILIATED INVESTMENT COMPANIES -- (99.7%)
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.     19,739,703 $213,780,984
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group
  Inc.                                                                                              21,489,054  213,601,197
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc.                   4,990,011   88,572,688
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.   6,692,728   78,572,631
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.            3,473,849   42,832,561
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.                   1,665,935   30,536,586
Investment in DFA World ex U.S. Government Fixed Income Portfolio of DFA Investment Dimensions
  Group Inc.                                                                                         2,747,944   28,551,136
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.           690,011   12,420,190
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.             113,622    3,664,320
                                                                                                               ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $649,591,388)                                                                                        712,532,293
                                                                                                               ------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
State Street Institutional Liquid Reserves, 0.114%
  (Cost $2,123,500)                                                                                  2,123,500    2,123,500
                                                                                                               ------------
   TOTAL INVESTMENTS -- (100.0%) (Cost $651,714,888)^^                                                         $714,655,793
                                                                                                               ============

GLOBAL ALLOCATION 25/75 PORTFOLIO
CONTINUED

Summary of the Global Fund's investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                -----------------------------------------
                                  LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                ------------ ------- ------- ------------
      Affiliated Investment
        Companies               $712,532,293   --      --    $712,532,293
      Temporary Cash
        Investments                2,123,500   --      --       2,123,500
                                ------------   --      --    ------------
      TOTAL                     $714,655,793   --      --    $714,655,793
                                ============   ==      ==    ============

ORGANIZATION

Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At July 31, 2015, the Fund consisted of fifteen portfolios (the "Portfolios"), of which three are "Stand-alone Funds". Nine are "Feeder Funds" in a master-feeder structure, and three are "Fund of Funds".

SECURITY VALUATION

The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

..   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

..   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

..   Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). Securities held by U.S. Large Company Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, U.S. Large Company Portfolio values the securities at the mean of the most recent quoted bid and ask prices which approximates fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Each Feeder Fund primarily invests in a corresponding Series. Their investment reflects a proportionate interest in the net assets of their corresponding Series. These valuations are classified as Level 1 in the hierarchy.

Master Fund shares held by Global Equity Portfolio (except the Global Equity Portfolio's investment in The Canadian Small Company Series), Global Allocation 60/40 Portfolio and Global Allocation 25/75 Portfolio (each a "Global Fund" and collectively, the "Global Funds") and the shares held by the portfolios in other investment companies are valued at their respective daily net asset values as reported by their administrator, as these Master Funds are treated as regulated investment companies. The Global Equity Portfolio's investment in The Canadian Small Company Series, which is taxed as a partnership, reflects its proportionate interest in the net assets of the partnership. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities held by LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market.

A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended July 31, 2015, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

FINANCIAL INSTRUMENTS

In accordance with the Portfolios' investment objectives investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. FUTURES CONTRACTS: U.S. Large Company Portfolio may enter into futures contracts to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the U.S. Large Company Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, U.S. Large Company Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that U.S. Large Company Portfolio could lose more than the initial margin requirements entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

At July 31, 2015, U.S. Large Company Portfolio had outstanding futures contracts (dollar amounts in thousands):

                                                                                           APPROXIMATE
                                                EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
                                DESCRIPTION        DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL
                              ----------------- ---------- ---------- -------- ----------- -----------
U.S. Large Company Portfolio  S&P 500 Index(R)
                              Emini              09/18/15      74      $7,764     $(17)       $239
                                                                       ------     ----        ----
                                                                       $7,764     $(17)       $239
                                                                       ======     ====        ====

FEDERAL TAX COST

At July 31, 2015, the total cost of securities for federal income tax purposes was:

               U.S. Large Company Portfolio        $2,878,986,608
               U.S. Large Cap Value Portfolio II       99,203,719
               U.S. Large Cap Value Portfolio III   1,879,045,407

         LWAS/DFA U.S. High Book to Market Portfolio        30,032,066
         DFA International Value Portfolio               6,542,561,690
         DFA International Value Portfolio II              109,734,774
         DFA International Value Portfolio III           1,820,783,800
         DFA International Value Portfolio IV              217,247,596
         Tax-Managed U.S. Marketwide Value Portfolio II    813,105,483
         Emerging Markets Portfolio II                      25,312,946
         LWAS/DFA Two-Year Fixed Income Portfolio          106,346,920
         LWAS/DFA Two-Year Government Portfolio            139,421,789
         Global Equity Portfolio                         3,064,091,151
         Global Allocation 60/40 Portfolio               2,531,502,064
         Global Allocation 25/75 Portfolio                 647,400,160

OTHER

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, described below, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION,
No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. Oral argument on the appeal was held on November 5, 2014, and the parties await the Second Circuit's ruling. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset values of the U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The U.S. Large Cap Value Series' and The Tax-Managed U.S. Marketwide Value Series' net asset values, respectively, at this time.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from their net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S.

Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

                        THE U.S. LARGE CAP VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                        SHARES       VALUE+
                                                      ---------- --------------
 COMMON STOCKS -- (94.8%)

 Consumer Discretionary -- (13.2%)
 #   Autoliv, Inc....................................     13,146 $    1,382,959
 #   Best Buy Co., Inc...............................    827,323     26,714,260
 *   Cable One, Inc..................................     32,261     13,395,413
     Carnival Corp...................................    952,418     50,754,355
 #   CBS Corp. Class A...............................      7,236        403,262
     Comcast Corp. Class A...........................  9,482,510    591,803,449
 #   Comcast Corp. Special Class A...................  2,801,703    174,658,165
 #   Dillard's, Inc. Class A.........................    130,259     13,270,787
     DR Horton, Inc..................................    648,115     19,242,534
     Ford Motor Co................................... 14,411,800    213,726,994
 #   GameStop Corp. Class A..........................    598,147     27,425,040
 *   Gannett Co., Inc................................    112,939      1,428,678
     General Motors Co...............................  5,492,031    173,053,897
 #   Goodyear Tire & Rubber Co. (The)................    600,998     18,108,070
     Graham Holdings Co. Class B.....................     32,261     22,245,895
 *   Hyatt Hotels Corp. Class A......................     26,622      1,486,306
     Johnson Controls, Inc...........................    112,338      5,118,119
 #   Kohl's Corp.....................................  1,326,479     81,339,692
 #   Lear Corp.......................................     68,267      7,104,547
 #   Lennar Corp. Class A............................    655,562     34,771,009
     Lennar Corp. Class B............................      4,312        189,124
 *   Liberty Broadband Corp..........................     85,576      4,580,883
 *   Liberty Broadband Corp. Class A.................     27,953      1,508,624
 *   Liberty Interactive Corp., QVC Group Class A....  2,538,156     73,733,432
 *   Liberty Media Corp..............................    313,578     11,821,891
 *   Liberty Media Corp. Class A.....................    156,789      5,926,624
 *   Liberty Ventures Series A.......................    536,223     22,242,530
 *   Madison Square Garden Co. (The) Class A.........     19,138      1,596,109
 #*  MGM Resorts International.......................  2,321,879     45,555,266
 #*  Mohawk Industries, Inc..........................    286,453     57,746,060
 *   News Corp. Class A..............................    290,667      4,281,525
 *   News Corp. Class B..............................     31,823        454,114
     Penske Automotive Group, Inc....................    185,464     10,015,056
     PulteGroup, Inc.................................    333,697      6,914,202
 #   PVH Corp........................................    109,392     12,693,848
 #   Royal Caribbean Cruises, Ltd....................  1,051,952     94,517,887
 #   Service Corp. International.....................    310,463      9,472,226
 #   Staples, Inc....................................  1,926,011     28,331,622
     TEGNA, Inc......................................    225,878      6,579,826
     Time Warner Cable, Inc..........................  1,876,119    356,481,371
     Time Warner, Inc................................  4,397,226    387,131,777
 *   Toll Brothers, Inc..............................    329,804     12,835,972
 #   Wendy's Co. (The)...............................    223,429      2,292,382
     Whirlpool Corp..................................    123,680     21,981,646
                                                                 --------------
 Total Consumer Discretionary........................             2,656,317,428
                                                                 --------------
 Consumer Staples -- (5.1%)
     Archer-Daniels-Midland Co.......................  2,748,548    130,336,146
     Bunge, Ltd......................................    742,743     59,308,029
 #   ConAgra Foods, Inc..............................    424,721     18,713,207
     Constellation Brands, Inc. Class A..............    276,038     33,130,081

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
Consumer Staples -- (Continued)
    CVS Health Corp................................... 3,387,526 $  380,995,049
    Ingredion, Inc....................................   158,658     13,993,636
#   JM Smucker Co. (The)..............................   557,373     62,252,990
    Molson Coors Brewing Co. Class B..................   733,307     52,167,460
    Mondelez International, Inc. Class A.............. 3,818,531    172,330,304
    Pinnacle Foods, Inc...............................   322,452     14,494,218
*   Seaboard Corp.....................................        13         45,175
#   Tyson Foods, Inc. Class A......................... 1,914,177     84,893,750
                                                                 --------------
Total Consumer Staples................................            1,022,660,045
                                                                 --------------
Energy -- (14.6%)
    Anadarko Petroleum Corp........................... 2,605,027    193,683,757
#   Apache Corp....................................... 1,667,174     76,456,600
    Baker Hughes, Inc................................. 1,938,026    112,696,212
#   California Resources Corp......................... 1,138,527      4,815,969
#   Chesapeake Energy Corp............................ 3,374,987     29,227,387
    Chevron Corp...................................... 6,549,299    579,481,976
    Cimarex Energy Co.................................   155,458     16,186,287
*   Concho Resources, Inc.............................    29,298      3,121,995
#   ConocoPhillips.................................... 6,257,198    314,987,347
    Devon Energy Corp................................. 1,695,428     83,788,052
#   Diamond Offshore Drilling, Inc....................     8,441        185,280
#   EnLink Midstream LLC..............................    18,438        496,904
    Exxon Mobil Corp.................................. 5,377,979    425,989,717
*   Gulfport Energy Corp..............................    46,291      1,516,493
#   Helmerich & Payne, Inc............................   516,470     29,820,978
    Hess Corp......................................... 1,474,816     87,028,892
    HollyFrontier Corp................................   542,738     26,192,536
    Marathon Oil Corp................................. 3,266,531     68,629,816
    Marathon Petroleum Corp........................... 2,604,266    142,375,222
#   Murphy Oil Corp...................................   728,510     23,887,843
#   Nabors Industries, Ltd............................   821,348      9,535,850
#   National Oilwell Varco, Inc....................... 1,745,118     73,521,821
#*  Newfield Exploration Co...........................   172,473      5,655,390
#   Noble Corp. P.L.C.................................   721,779      8,625,259
    Noble Energy, Inc.................................   113,476      3,997,759
#   Occidental Petroleum Corp......................... 2,221,423    155,943,895
#   Paragon Offshore P.L.C............................   195,894        145,941
    Phillips 66....................................... 2,025,001    160,987,580
    QEP Resources, Inc................................   458,418      6,362,842
#   Range Resources Corp..............................    64,266      2,528,224
    Tesoro Corp.......................................   668,185     65,041,128
#   Transocean, Ltd................................... 1,340,027     17,768,758
    Valero Energy Corp................................ 2,806,975    184,137,560
#*  Weatherford International P.L.C................... 2,787,503     29,770,532
#*  Whiting Petroleum Corp............................   218,861      4,484,462
                                                                 --------------
Total Energy..........................................            2,949,076,264
                                                                 --------------
Financials -- (21.5%)
#   ACE, Ltd..........................................   114,252     12,427,190
#   Aflac, Inc........................................ 1,122,995     71,927,830
*   Alleghany Corp....................................     2,128      1,034,485

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                        ---------- ------------
Financials -- (Continued)
    Allied World Assurance Co. Holdings AG.............    463,017 $ 19,567,098
#   Allstate Corp. (The)...............................  1,383,297   95,378,328
*   Ally Financial, Inc................................    429,681    9,783,836
    American Financial Group, Inc......................    426,655   29,417,862
    American International Group, Inc..................  3,502,084  224,553,626
    American National Insurance Co.....................     16,582    1,773,445
    Assurant, Inc......................................    330,179   24,631,353
#   Assured Guaranty, Ltd..............................    203,216    4,970,663
    Axis Capital Holdings, Ltd.........................    550,404   31,681,254
    Bank of America Corp............................... 15,546,531  277,971,974
#   Bank of New York Mellon Corp. (The)................  2,959,920  128,460,528
#   BB&T Corp..........................................  1,225,568   49,353,623
    Capital One Financial Corp.........................  2,074,942  168,692,785
    Chubb Corp. (The)..................................    206,900   25,723,877
#   Cincinnati Financial Corp..........................     29,070    1,604,955
    CIT Group, Inc.....................................     63,369    2,980,878
    Citigroup, Inc.....................................  4,980,715  291,172,599
    City National Corp.................................      1,633      146,823
    CME Group, Inc.....................................    783,805   75,276,632
#   CNA Financial Corp.................................    448,200   17,757,684
#   Comerica, Inc......................................        600       28,458
*   E*TRADE Financial Corp.............................    114,229    3,246,388
    Everest Re Group, Ltd..............................    195,090   35,724,881
#   Fifth Third Bancorp................................  3,125,762   65,859,805
#*  Genworth Financial, Inc. Class A...................  2,162,909   15,161,992
    Goldman Sachs Group, Inc. (The)....................  1,572,127  322,396,084
    Hartford Financial Services Group, Inc. (The)......  2,644,794  125,759,955
    HCC Insurance Holdings, Inc........................     28,737    2,217,347
    Hudson City Bancorp, Inc...........................     71,664      738,856
    Huntington Bancshares, Inc.........................  1,522,030   17,762,090
    JPMorgan Chase & Co................................ 10,421,544  714,188,410
    KeyCorp............................................    747,973   11,099,919
    Legg Mason, Inc....................................    538,963   26,592,434
#   Leucadia National Corp.............................    141,678    3,332,267
    Lincoln National Corp..............................  1,228,020   69,162,086
    Loews Corp.........................................  1,802,452   68,691,446
#   M&T Bank Corp......................................    284,541   37,317,552
*   Markel Corp........................................      2,500    2,224,375
    MetLife, Inc.......................................  2,189,692  122,053,432
    Morgan Stanley.....................................  3,524,427  136,888,745
    NASDAQ OMX Group, Inc. (The).......................    752,985   38,424,825
#   New York Community Bancorp, Inc....................     82,066    1,561,716
#   Old Republic International Corp....................    632,434   10,580,621
    PartnerRe, Ltd.....................................    197,083   26,795,405
#   People's United Financial, Inc.....................    145,708    2,370,669
    PNC Financial Services Group, Inc. (The)...........  1,250,806  122,804,133
    Principal Financial Group, Inc.....................  1,364,444   75,740,287
#   Prudential Financial, Inc..........................  1,098,302   97,045,965
#   Regions Financial Corp.............................  5,599,418   58,177,953
#   Reinsurance Group of America, Inc..................    322,082   31,087,355
#   RenaissanceRe Holdings, Ltd........................     76,171    8,173,148
    State Street Corp..................................     59,580    4,561,445
#   SunTrust Banks, Inc................................  1,252,716   55,545,428

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                      ---------- --------------
Financials -- (Continued)
    Travelers Cos., Inc. (The).......................  1,130,153 $  119,931,836
    Unum Group.......................................  1,210,979     43,401,487
    Validus Holdings, Ltd............................    167,263      7,752,640
    Voya Financial, Inc..............................     35,820      1,681,749
    Wells Fargo & Co.................................  3,214,157    186,003,266
#   WR Berkley Corp..................................    121,433      6,766,247
    XL Group P.L.C...................................  1,327,498     50,471,474
#   Zions Bancorporation.............................    724,586     22,599,837
                                                                 --------------
Total Financials.....................................             4,318,213,336
                                                                 --------------
Health Care -- (12.1%)
    Aetna, Inc.......................................  2,009,110    226,969,157
    Agilent Technologies, Inc........................    548,756     22,471,558
*   Allergan P.L.C...................................    491,887    162,888,380
#   Anthem, Inc......................................  1,632,961    251,916,893
*   Bio-Rad Laboratories, Inc. Class A...............      1,222        184,204
*   Boston Scientific Corp...........................  6,573,232    113,979,843
#*  Brookdale Senior Living, Inc.....................     32,100      1,063,473
    Cigna Corp.......................................    320,341     46,148,324
*   Community Health Systems, Inc....................    463,154     27,099,141
#*  Express Scripts Holding Co.......................  2,842,416    256,016,409
*   Hologic, Inc.....................................  1,211,606     50,475,506
    Humana, Inc......................................    707,042    128,745,278
#*  Mallinckrodt P.L.C...............................     51,032      6,325,927
#*  MEDNAX, Inc......................................      4,300        363,952
#   Omnicare, Inc....................................    556,064     53,854,798
    Perrigo Co. P.L.C................................     13,380      2,571,636
    Pfizer, Inc...................................... 22,048,554    795,070,857
    Quest Diagnostics, Inc...........................    483,049     35,653,847
#   Teleflex, Inc....................................     91,713     12,288,625
    Thermo Fisher Scientific, Inc....................  1,274,522    177,834,055
    UnitedHealth Group, Inc..........................    473,173     57,443,202
                                                                 --------------
Total Health Care....................................             2,429,365,065
                                                                 --------------
Industrials -- (11.3%)
#   ADT Corp. (The)..................................    766,047     26,451,603
#*  AECOM............................................    131,051      4,040,302
#   AGCO Corp........................................    324,577     17,854,981
    Air Lease Corp...................................        100          3,535
#   AMERCO...........................................        474        170,341
#*  Avis Budget Group, Inc...........................    383,365     16,649,542
#   B/E Aerospace, Inc...............................     10,858        528,893
    Carlisle Cos., Inc...............................     13,288      1,345,543
#   Chicago Bridge & Iron Co. NV.....................    131,137      6,968,620
#*  Colfax Corp......................................     98,190      3,744,967
#   Copa Holdings SA Class A.........................      7,183        542,532
    CSX Corp.........................................  5,382,618    168,368,291
    Danaher Corp.....................................    365,547     33,469,483
    Dover Corp.......................................     35,816      2,294,731
    Eaton Corp. P.L.C................................  1,260,415     76,355,941
    FedEx Corp.......................................    843,839    144,650,881
    Fluor Corp.......................................     42,759      1,998,983

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                      ---------- --------------
Industrials -- (Continued)
    General Electric Co.............................. 26,135,935 $  682,147,904
#*  Genesee & Wyoming, Inc. Class A..................     17,661      1,257,816
#*  Hertz Global Holdings, Inc.......................  1,345,507     22,860,164
#*  Jacobs Engineering Group, Inc....................    184,055      7,752,397
#*  JetBlue Airways Corp.............................  1,646,855     37,844,728
#   Joy Global, Inc..................................     84,284      2,225,941
#   Kansas City Southern.............................     19,953      1,979,138
    KAR Auction Services, Inc........................      9,789        381,086
*   Kirby Corp.......................................     30,544      2,211,691
    L-3 Communications Holdings, Inc.................    465,573     53,755,059
    Manpowergroup, Inc...............................     74,655      6,754,784
    Nielsen NV.......................................    420,818     20,392,840
#   Norfolk Southern Corp............................  1,598,000    134,759,340
    Northrop Grumman Corp............................    655,871    113,472,242
    Orbital ATK, Inc.................................     52,588      3,731,119
#   Oshkosh Corp.....................................     30,594      1,117,905
    Owens Corning....................................    579,048     25,970,303
#   Pentair P.L.C....................................    833,957     50,712,925
    Precision Castparts Corp.........................    216,453     42,191,019
*   Quanta Services, Inc.............................    554,686     15,320,427
#   Republic Services, Inc...........................  2,020,027     85,911,748
#   Ryder System, Inc................................    206,770     18,716,820
    Southwest Airlines Co............................  3,905,821    141,390,720
    Stanley Black & Decker, Inc......................  1,095,910    115,607,546
    Textron, Inc.....................................    105,614      4,615,332
    Towers Watson & Co. Class A......................      2,445        309,977
#   Trinity Industries, Inc..........................    236,607      6,923,121
    Union Pacific Corp...............................  1,519,767    148,314,062
#*  United Rentals, Inc..............................     82,922      5,554,945
#*  Veritiv Corp.....................................     11,239        418,765
    Waste Connections, Inc...........................    334,803     16,783,674
                                                                 --------------
Total Industrials....................................             2,276,824,707
                                                                 --------------
Information Technology -- (9.3%)
#   Activision Blizzard, Inc.........................  2,987,304     77,042,570
    Amdocs, Ltd......................................     53,167      3,118,245
*   Arrow Electronics, Inc...........................    568,882     33,080,488
    Avnet, Inc.......................................    694,662     28,988,245
    Brocade Communications Systems, Inc..............  1,091,948     11,203,386
#   CA, Inc..........................................  2,253,592     65,658,403
    Cisco Systems, Inc............................... 13,414,490    381,239,806
    Computer Sciences Corp...........................    318,655     20,849,597
    Corning, Inc.....................................  3,958,709     73,948,684
    EMC Corp.........................................  5,799,944    155,960,494
    Fidelity National Information Services, Inc......  1,551,104    101,488,735
#*  First Solar, Inc.................................    154,302      6,835,579
*   Flextronics International, Ltd...................      9,394        103,428
    Hewlett-Packard Co...............................  9,619,949    293,600,843
    IAC/InterActiveCorp..............................    120,638      9,320,492
*   Ingram Micro, Inc. Class A.......................    715,108     19,472,391
    Intel Corp.......................................  8,749,317    253,292,727
#   Jabil Circuit, Inc...............................    403,242      8,165,651
    Juniper Networks, Inc............................    922,663     26,222,082

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                      ---------- --------------
Information Technology -- (Continued)
#   Lam Research Corp................................    305,397 $   23,475,867
    Marvell Technology Group, Ltd....................    398,733      4,960,239
#*  Micron Technology, Inc...........................  3,135,684     58,041,511
*   NCR Corp.........................................      3,717        102,366
#   NVIDIA Corp......................................  1,643,260     32,783,037
#*  ON Semiconductor Corp............................     22,525        239,216
*   Qorvo, Inc.......................................    171,000      9,909,450
    Symantec Corp....................................  1,153,553     26,231,795
    Western Digital Corp.............................    564,843     48,610,389
    Xerox Corp.......................................  5,901,524     65,034,794
*   Yahoo!, Inc......................................    877,399     32,174,221
                                                                 --------------
Total Information Technology.........................             1,871,154,731
                                                                 --------------
Materials -- (3.1%)
    Airgas, Inc......................................     11,919      1,215,976
#   Alcoa, Inc.......................................  4,826,610     47,638,641
    Ashland, Inc.....................................    388,650     44,430,468
    Bemis Co., Inc...................................    107,209      4,778,305
    CF Industries Holdings, Inc......................    361,095     21,376,824
    Dow Chemical Co. (The)...........................  1,041,133     48,995,719
    Eastman Chemical Co..............................    199,653     15,652,795
    Freeport-McMoRan, Inc............................  2,572,724     30,229,507
#   Huntsman Corp....................................     26,923        511,537
    International Paper Co...........................  1,992,585     95,385,044
#   Martin Marietta Materials, Inc...................     10,094      1,582,941
    Mosaic Co. (The).................................  1,226,517     52,666,640
    Newmont Mining Corp..............................  2,143,745     36,808,102
#   Nucor Corp.......................................  1,723,237     76,063,681
#*  Platform Specialty Products Corp.................    197,151      4,587,704
    Reliance Steel & Aluminum Co.....................    359,269     21,771,701
    Sonoco Products Co...............................     39,380      1,625,606
    Steel Dynamics, Inc..............................    912,904     18,285,467
    Vulcan Materials Co..............................    576,239     52,449,274
    Westlake Chemical Corp...........................      6,027        376,507
*   WestRock Co......................................    755,145     47,619,444
                                                                 --------------
Total Materials......................................               624,051,883
                                                                 --------------
Real Estate Investment Trusts -- (0.0%)
#*  Communications Sales & Leasing, Inc..............     90,540      1,887,759
                                                                 --------------
Telecommunication Services -- (4.3%)
#   AT&T, Inc........................................ 21,507,751    747,179,270
#   CenturyLink, Inc.................................  2,317,840     66,290,224
#   Frontier Communications Corp.....................  2,395,813     11,308,237
*   Level 3 Communications, Inc......................     32,351      1,633,725
#*  Sprint Corp......................................  2,096,161      7,064,063
*   T-Mobile US, Inc.................................    726,568     29,542,255
#*  United States Cellular Corp......................    211,314      7,865,107
                                                                 --------------
Total Telecommunication Services.....................               870,882,881
                                                                 --------------
Utilities -- (0.3%)
*   Calpine Corp.....................................    916,143     16,765,417

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                      SHARES       VALUE+
                                                    ---------- ---------------
Utilities -- (Continued)
#           NRG Energy, Inc........................  1,541,737 $    34,611,996
            UGI Corp...............................    479,353      17,515,558
                                                               ---------------
Total Utilities....................................                 68,892,971
                                                               ---------------
TOTAL COMMON STOCKS................................             19,089,327,070
                                                               ---------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)#* Safeway Casa Ley Contingent Value
              Rights...............................    196,076         198,998
(degrees)#* Safeway PDC, LLC Contingent Value
              Rights...............................    196,076           9,568
TOTAL RIGHTS/WARRANTS..............................                    208,566
                                                               ---------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
            State Street Institutional Liquid
              Reserves, 0.114%..................... 28,727,683      28,727,683
                                                               ---------------
SECURITIES LENDING COLLATERAL -- (5.1%)
(S)@        DFA Short Term Investment Fund......... 87,152,645   1,008,356,100
                                                               ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $14,088,137,651)^^.........................            $20,126,619,419
                                                               ===============

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of the Series' investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ------------------------------------------------------
                                      LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                  --------------- -------------- ------- ---------------
Common Stocks
   Consumer Discretionary........ $ 2,656,317,428             --   --    $ 2,656,317,428
   Consumer Staples..............   1,022,660,045             --   --      1,022,660,045
   Energy........................   2,949,076,264             --   --      2,949,076,264
   Financials....................   4,318,213,336             --   --      4,318,213,336
   Health Care...................   2,429,365,065             --   --      2,429,365,065
   Industrials...................   2,276,824,707             --   --      2,276,824,707
   Information Technology........   1,871,154,731             --   --      1,871,154,731
   Materials.....................     624,051,883             --   --        624,051,883
   Real Estate Investment Trusts.       1,887,759             --   --          1,887,759
   Telecommunication Services....     870,882,881             --   --        870,882,881
   Utilities.....................      68,892,971             --   --         68,892,971
Rights/Warrants..................              -- $      208,566   --            208,566
Temporary Cash Investments.......      28,727,683             --   --         28,727,683
Securities Lending Collateral....              --  1,008,356,100   --      1,008,356,100
                                  --------------- --------------   --    ---------------
TOTAL............................ $19,118,054,753 $1,008,564,666   --    $20,126,619,419
                                  =============== ==============   ==    ===============

                      THE DFA INTERNATIONAL VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                         --------- ------------
COMMON STOCKS -- (94.1%)

AUSTRALIA -- (6.2%)
    Alumina, Ltd........................................ 4,595,906 $  4,970,191
    Alumina, Ltd. Sponsored ADR.........................   172,484      736,507
    Asciano, Ltd........................................ 4,216,676   25,031,022
    Aurizon Holdings, Ltd...............................   221,244      855,188
    Bank of Queensland, Ltd.............................   895,783    8,983,610
#   Bendigo & Adelaide Bank, Ltd........................   826,382    7,927,801
    BHP Billiton, Ltd................................... 4,230,606   81,682,025
#   BHP Billiton, Ltd. Sponsored ADR.................... 1,289,717   49,486,441
    Boral, Ltd.......................................... 2,121,437   10,276,300
    Echo Entertainment Group, Ltd....................... 1,832,302    6,708,806
#   Fortescue Metals Group, Ltd......................... 2,888,182    3,902,903
    Harvey Norman Holdings, Ltd......................... 1,068,950    3,476,947
    Incitec Pivot, Ltd.................................. 4,691,726   12,396,074
    Lend Lease Group....................................    80,018      908,959
    Macquarie Group, Ltd................................   996,867   59,665,625
    National Australia Bank, Ltd........................ 1,971,567   50,036,267
*   Newcrest Mining, Ltd................................ 2,245,441   18,573,601
#   Orica, Ltd..........................................   216,864    3,037,597
    Origin Energy, Ltd.................................. 2,407,598   19,921,923
#   Primary Health Care, Ltd............................   647,853    2,175,197
*   Qantas Airways, Ltd................................. 2,716,643    7,423,505
    QBE Insurance Group, Ltd............................ 2,266,393   24,107,917
    Rio Tinto, Ltd......................................   938,302   36,046,927
#   Santos, Ltd......................................... 4,404,343   23,746,696
    Sims Metal Management, Ltd. Sponsored ADR...........    42,505      292,859
*   South32, Ltd........................................ 2,385,878    3,112,963
*   South32, Ltd. ADR...................................   354,708    2,259,490
    Suncorp Group, Ltd.................................. 3,175,610   33,057,870
    Tabcorp Holdings, Ltd............................... 2,298,480    8,121,042
    Tatts Group, Ltd.................................... 3,454,810   10,033,195
    Treasury Wine Estates, Ltd..........................   880,599    3,700,355
    Washington H Soul Pattinson & Co., Ltd..............    87,756      878,581
    Wesfarmers, Ltd..................................... 1,614,029   49,956,760
    Woodside Petroleum, Ltd............................. 1,733,455   45,072,613
    WorleyParsons, Ltd..................................    80,413      539,348
                                                                   ------------
TOTAL AUSTRALIA.........................................            619,103,105
                                                                   ------------
AUSTRIA -- (0.1%)
*   Erste Group Bank AG.................................   358,601   10,790,617
    OMV AG..............................................    93,780    2,492,234
*   Raiffeisen Bank International AG....................    57,158      837,735
                                                                   ------------
TOTAL AUSTRIA                                                        14,120,586
                                                                   ------------
BELGIUM -- (1.4%)
    Ageas...............................................   594,176   24,463,945
    Colruyt SA..........................................    53,277    2,586,587
    Delhaize Group......................................   246,555   22,323,088
    Delhaize Group Sponsored ADR........................   211,600    4,773,696
    KBC Groep NV........................................   354,770   24,738,225
    Proximus............................................   168,748    6,361,168
    Solvay SA...........................................   198,220   26,518,336

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
BELGIUM -- (Continued)
    UCB SA..............................................   213,849 $ 16,546,980
    Umicore SA..........................................   187,273    8,204,081
                                                                   ------------
TOTAL BELGIUM                                                       136,516,106
                                                                   ------------
CANADA -- (6.4%)
    Agnico Eagle Mines, Ltd.............................   331,609    7,338,507
    Agrium, Inc.........................................    83,951    8,584,829
    Bank of Montreal....................................   866,770   48,426,440
    Barrick Gold Corp.(2024644).........................   706,442    4,996,436
    Barrick Gold Corp.(067901108)....................... 3,305,368   23,335,898
#*  BlackBerry, Ltd.(09228F103).........................   284,796    2,202,897
#*  BlackBerry, Ltd.(BCBHZ31)...........................   300,030    2,326,187
    Cameco Corp.(13321L108).............................   150,635    2,068,219
    Cameco Corp.(2166160)...............................   506,586    6,956,673
    Canadian Natural Resources, Ltd.(136385101)......... 1,110,573   27,075,770
    Canadian Natural Resources, Ltd.(2171573)........... 1,849,320   45,135,371
    Canadian Oil Sands, Ltd.............................   437,816    2,497,310
#   Canadian Tire Corp., Ltd. Class A...................   285,569   28,470,652
    Cenovus Energy, Inc.................................   591,014    8,616,984
    Crescent Point Energy Corp.(22576C101)..............   548,837    8,331,351
#   Crescent Point Energy Corp.(B67C8W8)................   369,598    5,598,300
    Eldorado Gold Corp.(2307873)........................   881,059    3,031,514
    Eldorado Gold Corp.(284902103)......................   109,318      376,054
    Empire Co., Ltd.....................................   154,880   10,468,626
#   Enbridge Income Fund Holdings, Inc..................    34,200      901,645
    Encana Corp......................................... 3,025,661   22,964,767
    Enerplus Corp.(292766102)...........................   129,489      806,716
#   Enerplus Corp.(B584T89).............................   291,127    1,849,803
    Ensign Energy Services, Inc.........................   452,198    3,502,516
    Fairfax Financial Holdings, Ltd.....................    86,689   41,807,715
    First Quantum Minerals, Ltd......................... 1,695,455   13,547,045
#   Genworth MI Canada, Inc.............................   112,861    2,670,832
    George Weston, Ltd..................................    78,313    6,577,130
    Goldcorp, Inc.(380956409)...........................    65,819      874,076
    Goldcorp, Inc.(2676302).............................   668,943    8,925,378
#   Husky Energy, Inc...................................   958,982   17,510,028
#   Industrial Alliance Insurance & Financial Services,
      Inc...............................................   242,536    8,168,911
*   Kinross Gold Corp................................... 2,903,895    5,328,859
*   Lundin Mining Corp..................................   774,699    2,795,870
    Manulife Financial Corp.(2492519)................... 3,287,435   58,240,524
    Manulife Financial Corp.(56501R106).................   123,961    2,197,828
    Maple Leaf Foods, Inc...............................   103,446    1,794,693
*   MEG Energy Corp.....................................   256,588    2,750,594
*   New Gold, Inc.......................................   355,999      786,663
    Osisko Gold Royalties, Ltd..........................       600        6,629
#   Pacific Rubiales Energy Corp........................   892,124    2,489,775
    Pan American Silver Corp............................     6,437       40,113
#   Precision Drilling Corp.(B5YPLH9)...................   793,285    4,033,601
    Precision Drilling Corp.(74022D308).................    14,251       72,538
#   Sun Life Financial, Inc.............................   910,527   29,720,838
    Suncor Energy, Inc.(B3NB1P2)........................ 3,750,370  105,641,802
    Suncor Energy, Inc.(867224107)......................   224,764    6,329,354
    Teck Resources, Ltd. Class A........................     4,115       35,554

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
CANADA -- (Continued)
#   Teck Resources, Ltd. Class B........................ 1,123,435 $  8,272,110
#   Thomson Reuters Corp................................   344,857   13,961,982
    TMX Group, Ltd......................................     9,500      357,526
#   TransAlta Corp.(2901628)............................   822,852    5,215,769
    TransAlta Corp.(89346D107)..........................    88,516      560,306
*   Turquoise Hill Resources, Ltd.(900435108)...........   127,382      431,825
*   Turquoise Hill Resources, Ltd.(B7WJ1F5).............   819,877    2,789,657
    West Fraser Timber Co., Ltd.........................    24,304    1,069,461
#   Whitecap Resources, Inc.............................   675,235    5,885,751
#   WSP Global, Inc.....................................    80,718    2,704,487
    Yamana Gold, Inc.................................... 1,426,728    2,825,420
                                                                   ------------
TOTAL CANADA............................................            642,284,109
                                                                   ------------
DENMARK -- (1.5%)
    AP Moeller - Maersk A.S. Class A....................     7,431   12,282,198
    AP Moeller - Maersk A.S. Class B....................    19,275   32,836,653
    Carlsberg A.S. Class B..............................   334,440   29,138,225
    Danske Bank A.S.....................................   618,288   19,330,472
*   H Lundbeck A.S......................................    85,161    2,014,292
    ISS A.S.............................................    17,699      610,738
*   Jyske Bank A.S......................................   112,778    5,892,351
    TDC A.S............................................. 2,749,229   20,739,501
    Vestas Wind Systems A.S.............................   498,366   27,224,538
                                                                   ------------
TOTAL DENMARK...........................................            150,068,968
                                                                   ------------
FINLAND -- (0.7%)
    Fortum Oyj.......................................... 1,299,657   22,820,320
    Kesko Oyj Class A...................................       662       24,027
    Kesko Oyj Class B...................................   138,917    5,407,134
    Neste Oyj...........................................   270,610    7,539,507
    Stora Enso Oyj Class R.............................. 1,691,951   15,929,959
    Stora Enso Oyj Sponsored ADR........................    91,500      854,610
    UPM-Kymmene Oyj.....................................   857,615   15,841,653
    UPM-Kymmene Oyj Sponsored ADR.......................    69,300    1,276,506
                                                                   ------------
TOTAL FINLAND...........................................             69,693,716
                                                                   ------------
FRANCE -- (9.2%)
    AXA SA.............................................. 4,004,754  105,466,056
    AXA SA Sponsored ADR................................   140,900    3,707,079
    BNP Paribas SA...................................... 1,314,616   85,512,205
    Bollore SA.......................................... 1,623,592    8,993,061
    Bouygues SA.........................................   709,374   26,059,009
    Casino Guichard Perrachon SA........................   178,667   13,259,692
*   CGG SA Sponsored ADR................................   126,290      626,398
#   Cie de Saint-Gobain................................. 1,699,529   80,519,106
    Cie Generale des Etablissements Michelin............   334,818   32,774,872
    CNP Assurances......................................   408,378    6,863,489
    Credit Agricole SA..................................   927,429   14,592,740
    Eiffage SA..........................................    46,924    2,822,131
    Electricite de France SA............................   507,407   12,075,161
    Engie............................................... 3,247,971   62,287,918
    Lagardere SCA.......................................   221,491    6,624,039

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
FRANCE -- (Continued)
    Natixis SA.........................................  2,133,151 $ 15,655,671
    Orange SA..........................................  4,824,671   79,367,048
*   Peugeot SA.........................................  1,247,729   24,959,245
    Renault SA.........................................    759,515   69,919,216
    Rexel SA...........................................    598,646    9,427,881
    SCOR SE............................................    318,283   12,196,751
    Societe Generale SA................................  1,935,625   95,041,998
    STMicroelectronics NV..............................  1,904,563   14,872,548
    Total SA...........................................  2,723,259  134,373,650
    Vallourec SA.......................................    302,777    4,954,933
    Vivendi SA.........................................    163,889    4,306,486
                                                                   ------------
TOTAL FRANCE...........................................             927,258,383
                                                                   ------------
GERMANY -- (7.3%)
    Allianz SE.........................................    768,935  125,961,191
    Allianz SE ADR.....................................  2,811,910   46,115,324
    Bayerische Motoren Werke AG........................    836,920   83,922,734
*   Commerzbank AG.....................................  1,603,495   20,737,280
    Daimler AG.........................................  2,214,556  198,105,079
    Deutsche Bank AG(5750355)..........................  1,243,976   43,700,669
#   Deutsche Bank AG(D18190898)........................    692,188   24,240,424
*   Deutsche Lufthansa AG..............................    895,598   12,166,858
    E.ON SE............................................  2,493,630   32,931,573
    Fraport AG Frankfurt Airport Services Worldwide....    106,349    6,982,582
    Hannover Rueck SE..................................     47,074    4,997,643
    HeidelbergCement AG................................    392,698   29,908,153
    K+S AG.............................................    444,055   18,219,625
    Metro AG...........................................    337,849   10,636,482
    Muenchener Rueckversicherungs-Gesellschaft AG......    247,258   45,440,700
    Osram Licht AG.....................................     56,824    3,228,084
    RWE AG.............................................     94,829    1,974,968
*   Talanx AG..........................................    120,315    3,839,165
    Telefonica Deutschland Holding AG..................  1,344,231    8,337,068
    Volkswagen AG......................................     76,511   15,475,529
                                                                   ------------
TOTAL GERMANY..........................................             736,921,131
                                                                   ------------
HONG KONG -- (2.7%)
    Cathay Pacific Airways, Ltd........................  4,385,000   10,364,319
*   Cheung Kong Property Holdings, Ltd.................  3,532,984   29,440,394
    CK Hutchison Holdings, Ltd.........................  2,382,984   35,371,775
    FIH Mobile, Ltd....................................  3,246,000    1,695,659
    Great Eagle Holdings, Ltd..........................    690,101    2,402,171
    Guoco Group, Ltd...................................     12,000      136,180
    Hang Lung Group, Ltd...............................    988,000    4,465,948
    Hang Lung Properties, Ltd..........................  2,835,000    8,132,832
    Henderson Land Development Co., Ltd................  1,484,894    9,816,927
    Hongkong & Shanghai Hotels, Ltd. (The).............  1,469,131    1,950,220
    Hopewell Holdings, Ltd.............................  1,086,669    3,748,658
    Kerry Logistics Network, Ltd.......................    325,000      502,639
    Kerry Properties, Ltd..............................  1,905,000    7,111,453
    MTR Corp., Ltd.....................................    921,426    4,102,176
    New World Development Co., Ltd..................... 23,109,125   27,905,216

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
HONG KONG -- (Continued)
    NWS Holdings, Ltd..................................    842,000 $  1,259,109
#   Orient Overseas International, Ltd.................    709,500    3,514,522
    Shangri-La Asia, Ltd...............................  4,298,000    5,535,094
    Sino Land Co., Ltd.................................  4,993,765    7,761,365
    Sun Hung Kai Properties, Ltd.......................  2,883,920   44,253,243
    Swire Pacific, Ltd. Class A........................  1,465,000   18,780,882
    Swire Pacific, Ltd. Class B........................    490,000    1,153,934
    Wharf Holdings, Ltd. (The).........................  3,706,990   23,526,666
    Wheelock & Co., Ltd................................  3,443,000   17,703,679
    Yue Yuen Industrial Holdings, Ltd..................    160,000      520,800
                                                                   ------------
TOTAL HONG KONG........................................             271,155,861
                                                                   ------------
IRELAND -- (0.3%)
*   Bank of Ireland.................................... 30,521,940   12,818,733
    CRH P.L.C..........................................    295,666    8,744,844
    CRH P.L.C. Sponsored ADR...........................    215,216    6,394,067
                                                                   ------------
TOTAL IRELAND..........................................              27,957,644
                                                                   ------------
ISRAEL -- (0.4%)
    Azrieli Group......................................     26,077    1,082,618
    Bank Hapoalim BM...................................  3,220,797   17,907,809
*   Bank Leumi Le-Israel BM............................  3,225,754   14,068,198
*   Israel Discount Bank, Ltd. Class A.................    832,836    1,681,889
    Migdal Insurance & Financial Holding, Ltd..........     10,788       12,781
    Mizrahi Tefahot Bank, Ltd..........................    307,021    3,939,027
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR.     13,324      919,622
                                                                   ------------
TOTAL ISRAEL...........................................              39,611,944
                                                                   ------------
ITALY -- (1.4%)
*   Banca Monte dei Paschi di Siena SpA................  3,044,888    6,050,895
*   Banco Popolare SC..................................    666,220   11,534,955
    Eni SpA............................................    547,496    9,581,515
    Mediobanca SpA.....................................    606,913    6,614,142
*   Telecom Italia SpA.................................          7            9
*   Telecom Italia SpA Sponsored ADR...................  1,863,462   24,597,698
    UniCredit SpA......................................  8,395,588   55,673,568
    Unione di Banche Italiane SCPA.....................  3,409,526   27,653,749
                                                                   ------------
TOTAL ITALY............................................             141,706,531
                                                                   ------------
JAPAN -- (21.3%)
    77 Bank, Ltd. (The)................................    431,372    2,806,451
    Aeon Co., Ltd......................................  2,819,200   43,079,502
    Aisin Seiki Co., Ltd...............................    472,800   19,166,799
    Alamos Gold Inc. Class A Sponsored ADR.............     11,723    3,045,049
    Alfresa Holdings Corp..............................    345,200    5,781,149
    Amada Holdings Co., Ltd............................    542,100    5,309,905
    Aoyama Trading Co., Ltd............................      7,700      305,902
    Asahi Glass Co., Ltd...............................  2,364,000   13,850,130
    Asahi Kasei Corp...................................  3,022,000   22,955,989
#   Autobacs Seven Co., Ltd............................     72,500    1,314,582
    Awa Bank, Ltd. (The)...............................     56,600      356,282
    Bank of Kyoto, Ltd. (The)..........................    709,400    8,364,652

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Bank of Yokohama, Ltd. (The)......................... 2,785,000 $17,696,008
    Brother Industries, Ltd..............................   228,100   3,150,994
    Canon Marketing Japan, Inc...........................   131,800   2,084,066
    Chiba Bank, Ltd. (The)...............................   873,000   6,956,018
    Chugoku Bank, Ltd. (The).............................   310,800   4,854,714
    Citizen Holdings Co., Ltd............................   689,600   4,600,594
#   Coca-Cola East Japan Co., Ltd........................    75,500   1,389,186
    Coca-Cola West Co., Ltd..............................   159,107   3,204,797
    COMSYS Holdings Corp.................................    56,400     855,035
*   Cosmo Oil Co., Ltd...................................   594,364     962,546
    Dai Nippon Printing Co., Ltd......................... 1,335,000  14,813,304
    Dai-ichi Life Insurance Co., Ltd. (The).............. 1,054,900  21,427,531
    Daido Steel Co., Ltd.................................   675,000   2,559,984
#   Daihatsu Motor Co., Ltd..............................   359,400   5,104,103
    Daiichi Sankyo Co., Ltd..............................   135,100   2,766,465
    Denki Kagaku Kogyo K.K...............................   992,000   4,125,246
    DIC Corp............................................. 1,508,000   3,548,628
    Ebara Corp...........................................   673,000   3,053,675
    Fuji Media Holdings, Inc.............................    74,400     959,695
    FUJIFILM Holdings Corp...............................   838,600  33,257,792
    Fukuoka Financial Group, Inc......................... 1,218,000   6,259,729
#   Fukuyama Transporting Co., Ltd.......................    85,000     436,657
#   Furukawa Electric Co., Ltd...........................   633,000   1,050,561
    Glory, Ltd...........................................   185,800   5,402,419
    Gunma Bank, Ltd. (The)...............................   650,397   4,833,414
    H2O Retailing Corp...................................   198,900   4,151,017
    Hachijuni Bank, Ltd. (The)...........................   620,231   4,813,417
    Hankyu Hanshin Holdings, Inc......................... 1,799,000  11,364,299
    Higo Bank, Ltd. (The)................................   274,000   1,691,296
    Hiroshima Bank, Ltd. (The)........................... 1,041,000   6,100,609
    Hitachi Capital Corp.................................    58,400   1,586,333
    Hitachi Chemical Co., Ltd............................   225,600   3,989,277
#   Hitachi Construction Machinery Co., Ltd..............   322,800   5,367,003
    Hitachi High-Technologies Corp.......................    14,600     340,298
    Hitachi Transport System, Ltd........................   105,000   1,892,755
    Hitachi, Ltd......................................... 1,216,000   7,878,201
    Hokuhoku Financial Group, Inc........................ 1,919,000   4,530,660
    Honda Motor Co., Ltd................................. 2,917,200  98,010,624
    House Foods Group, Inc...............................    65,300   1,319,459
#   Ibiden Co., Ltd......................................   459,900   7,603,503
    Idemitsu Kosan Co., Ltd..............................   238,096   4,376,423
    Iida Group Holdings Co., Ltd.........................   163,700   2,873,344
    Inpex Corp........................................... 1,335,200  14,507,923
    ITOCHU Corp.......................................... 3,608,800  44,178,322
    Iyo Bank, Ltd. (The).................................   476,000   6,051,867
    J Front Retailing Co., Ltd...........................   832,300  15,636,341
#   JFE Holdings, Inc.................................... 1,259,700  23,588,980
    Joyo Bank, Ltd. (The)................................ 1,307,000   7,730,197
    JSR Corp.............................................    18,500     307,845
    JTEKT Corp...........................................    28,800     497,324
    JX Holdings, Inc..................................... 5,156,233  21,979,855
#   K's Holdings Corp....................................    71,300   2,266,948
    Kagoshima Bank, Ltd. (The)...........................   229,143   1,566,466

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
JAPAN -- (Continued)
    Kamigumi Co., Ltd..................................    442,000 $  4,157,352
    Kaneka Corp........................................  1,045,542    7,543,539
#   Kawasaki Kisen Kaisha, Ltd.........................  3,579,000    7,990,050
    Keiyo Bank, Ltd. (The).............................    233,000    1,175,734
    Kinden Corp........................................    207,000    2,758,975
    Kobe Steel, Ltd.................................... 12,790,000   19,783,545
    Konica Minolta, Inc................................  1,745,500   21,754,344
    Kuraray Co., Ltd...................................  1,109,700   13,081,982
    Kurita Water Industries, Ltd.......................      7,500      163,905
    Kyocera Corp.......................................    229,500   11,816,844
    Kyocera Corp. Sponsored ADR........................     25,197    1,295,630
    Lintec Corp........................................      1,700       36,692
    LIXIL Group Corp...................................    445,400    8,929,398
    Maeda Road Construction Co., Ltd...................     36,000      661,233
    Marubeni Corp......................................  3,424,700   19,032,759
    Marui Group Co., Ltd...............................     58,442      817,116
#   Maruichi Steel Tube, Ltd...........................     31,300      806,457
    Matsumotokiyoshi Holdings Co., Ltd.................      5,000      241,311
    Medipal Holdings Corp..............................    367,600    6,545,103
    Mitsubishi Chemical Holdings Corp..................  6,096,500   39,789,413
    Mitsubishi Corp....................................  1,045,900   22,567,165
    Mitsubishi Gas Chemical Co., Inc...................    609,000    3,378,319
    Mitsubishi Heavy Industries, Ltd...................    721,000    3,812,043
#   Mitsubishi Materials Corp..........................  4,804,000   17,390,799
    Mitsubishi UFJ Financial Group, Inc................ 21,459,506  156,162,644
    Mitsubishi UFJ Financial Group, Inc. ADR...........  4,781,372   35,047,457
    Mitsui & Co., Ltd..................................  1,339,800   17,384,162
    Mitsui Chemicals, Inc..............................  3,169,800   11,872,540
    Mitsui Engineering & Shipbuilding Co., Ltd.........    939,000    1,634,905
    Mitsui Mining & Smelting Co., Ltd..................     69,030      169,713
#   Mitsui OSK Lines, Ltd..............................  3,026,000    9,075,504
    Mizuho Financial Group, Inc........................ 51,633,200  112,586,684
    Mizuho Financial Group, Inc. ADR...................    205,757      919,734
    MS&AD Insurance Group Holdings, Inc................    481,553   15,165,216
    Nagase & Co., Ltd..................................    149,589    1,907,622
    NEC Corp........................................... 10,400,101   33,216,156
    NH Foods, Ltd......................................    179,536    4,363,707
    NHK Spring Co., Ltd................................    455,600    4,825,721
#   Nikon Corp.........................................    779,200    9,268,340
    Nippo Corp.........................................    148,000    2,603,408
#   Nippon Electric Glass Co., Ltd.....................    633,000    3,071,502
    Nippon Express Co., Ltd............................  3,048,238   16,113,742
    Nippon Paper Industries Co., Ltd...................    334,100    5,481,914
    Nippon Shokubai Co., Ltd...........................    293,000    4,327,207
    Nippon Steel & Sumitomo Metal Corp................. 19,063,940   45,030,384
    Nippon Yusen K.K...................................  7,040,000   19,244,453
    Nishi-Nippon City Bank, Ltd. (The).................    974,569    2,959,658
    Nissan Motor Co., Ltd..............................  5,844,900   55,611,443
    Nisshin Seifun Group, Inc..........................    102,243    1,465,407
    Nisshinbo Holdings, Inc............................    305,000    3,378,752
    NOK Corp...........................................     74,720    2,188,632
    Nomura Holdings, Inc...............................    740,400    5,301,930
    Nomura Real Estate Holdings, Inc...................     70,700    1,409,891

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
JAPAN -- (Continued)
    NTN Corp............................................ 1,462,000 $  8,301,667
    NTT DOCOMO, Inc..................................... 2,568,200   54,228,400
    NTT DOCOMO, Inc. Sponsored ADR......................       766       16,140
    Obayashi Corp.......................................   279,682    2,152,499
    Oji Holdings Corp................................... 3,392,000   14,830,879
    Otsuka Holdings Co., Ltd............................   464,000   16,659,908
    Resona Holdings, Inc................................ 3,867,500   21,262,462
    Ricoh Co., Ltd...................................... 3,215,400   31,722,310
    Rohm Co., Ltd.......................................    61,300    3,544,269
    Sankyo Co., Ltd.....................................    82,500    3,129,130
    SBI Holdings, Inc...................................   311,800    4,329,864
    Seino Holdings Co., Ltd.............................   315,000    3,623,008
    Sekisui Chemical Co., Ltd...........................   105,000    1,164,982
#   Sekisui House, Ltd.................................. 2,117,600   31,457,408
    Shiga Bank, Ltd. (The)..............................   227,185    1,209,038
#   Shinsei Bank, Ltd................................... 2,649,000    5,787,413
    Shizuoka Bank, Ltd. (The)...........................   998,000   11,272,980
    Showa Denko KK...................................... 5,905,000    7,279,179
    Showa Shell Sekiyu K.K..............................   231,300    2,172,040
    SKY Perfect JSAT Holdings, Inc......................   524,100    2,630,862
    Sojitz Corp......................................... 1,906,800    4,399,470
    Sompo Japan Nipponkoa Holdings, Inc.................   336,300   11,848,819
*   Sony Corp. Sponsored ADR............................   818,933   23,216,751
#   Sumitomo Chemical Co., Ltd.......................... 6,675,000   38,077,938
    Sumitomo Corp.......................................   852,600    9,678,978
    Sumitomo Dainippon Pharma Co., Ltd..................   129,400    1,547,389
    Sumitomo Electric Industries, Ltd................... 2,774,300   41,377,766
    Sumitomo Forestry Co., Ltd..........................   493,000    5,846,574
#   Sumitomo Heavy Industries, Ltd...................... 1,646,000    8,307,452
    Sumitomo Metal Mining Co., Ltd......................   794,000   10,675,513
    Sumitomo Mitsui Financial Group, Inc................ 2,728,500  123,038,947
    Sumitomo Mitsui Trust Holdings, Inc................. 4,217,629   19,589,295
    Sumitomo Osaka Cement Co., Ltd......................   196,000      734,849
#   Sumitomo Rubber Industries, Ltd.....................   384,500    5,793,636
    Suzuken Co., Ltd....................................   131,450    4,651,110
    Suzuki Motor Corp...................................   463,300   16,128,400
    T&D Holdings, Inc................................... 2,073,500   31,574,713
    Taisho Pharmaceutical Holdings Co., Ltd.............    26,699    1,791,492
    Takashimaya Co., Ltd................................   753,634    7,209,366
    TDK Corp............................................   492,800   34,458,797
    Teijin, Ltd......................................... 3,858,450   14,082,098
    Tokai Rika Co., Ltd.................................   165,500    4,158,345
    Tokio Marine Holdings, Inc..........................   283,900   11,822,466
    Tokyo Broadcasting System Holdings, Inc.............    20,600      300,187
    Toppan Printing Co., Ltd............................ 1,032,000    8,968,027
    Toshiba Corp........................................ 5,806,000   17,745,979
    Toshiba TEC Corp....................................    36,000      188,779
    Tosoh Corp.......................................... 1,636,000    8,528,643
    Toyo Seikan Group Holdings, Ltd.....................   284,849    4,438,514
    Toyobo Co., Ltd.....................................   664,000      990,242
    Toyoda Gosei Co., Ltd...............................   203,600    4,498,846
    Toyota Boshoku Corp.................................   156,600    2,839,974
    Toyota Tsusho Corp..................................   890,000   22,560,092

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
JAPAN -- (Continued)
    Ube Industries, Ltd............................... 3,078,000 $    5,383,413
    Ushio, Inc........................................    36,800        450,861
    Wacoal Holdings Corp..............................   172,000      2,195,010
#   Yamada Denki Co., Ltd............................. 1,608,100      6,144,781
#   Yamaguchi Financial Group, Inc....................   510,148      6,811,119
    Yamaha Corp.......................................   152,400      3,586,868
#   Yamato Kogyo Co., Ltd.............................    40,700        955,492
    Yamazaki Baking Co., Ltd..........................    63,000      1,003,664
    Yokohama Rubber Co., Ltd. (The)...................   193,000      3,816,984
    Zeon Corp.........................................    61,000        591,001
                                                                 --------------
TOTAL JAPAN...........................................            2,143,991,353
                                                                 --------------
NETHERLANDS -- (2.9%)
    Aegon NV.......................................... 2,968,551     22,833,318
    Akzo Nobel NV.....................................    32,273      2,309,296
#   ArcelorMittal(B03XPL1)............................ 3,474,174     31,359,253
#   ArcelorMittal(B295F26)............................   638,488      5,759,162
    Boskalis Westminster NV...........................   176,998      8,647,663
    ING Groep NV...................................... 6,479,202    110,192,793
    ING Groep NV Sponsored ADR........................ 1,297,167     22,025,896
    Koninklijke DSM NV................................   667,693     38,104,891
#   Koninklijke KPN NV................................ 3,251,631     12,847,456
    Koninklijke Philips NV(5986622)................... 1,430,179     39,853,675
    Koninklijke Philips NV(500472303).................    75,871      2,109,973
    TNT Express NV....................................    72,118        603,557
                                                                 --------------
TOTAL NETHERLANDS.....................................              296,646,933
                                                                 --------------
NEW ZEALAND -- (0.1%)
    Auckland International Airport, Ltd...............   691,489      2,468,203
    Contact Energy, Ltd............................... 1,249,661      4,082,265
#   Fletcher Building, Ltd............................   783,576      4,094,542
                                                                 --------------
TOTAL NEW ZEALAND.....................................               10,645,010
                                                                 --------------
NORWAY -- (0.6%)
    Aker ASA Class A..................................    31,804        663,577
    DNB ASA...........................................   508,759      8,294,011
    Norsk Hydro ASA................................... 1,118,419      4,170,819
    Norsk Hydro ASA Sponsored ADR.....................    59,900        226,422
#   Seadrill, Ltd.....................................   589,436      5,251,875
    SpareBank 1 SR-Bank ASA...........................    70,549        418,803
    Statoil ASA....................................... 1,168,285     19,695,699
#   Statoil ASA Sponsored ADR.........................   491,223      8,306,581
*   Storebrand ASA....................................   777,915      3,133,366
*   Subsea 7 SA.......................................   669,306      5,864,008
    Yara International ASA............................    22,709      1,129,868
                                                                 --------------
TOTAL NORWAY..........................................               57,155,029
                                                                 --------------
PORTUGAL -- (0.0%)
*   Banco Comercial Portugues SA...................... 6,525,893        500,032
*   Banco Espirito Santo SA........................... 2,631,973             --

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
PORTUGAL -- (Continued)
    EDP Renovaveis SA..................................    541,158 $  3,959,671
                                                                   ------------
TOTAL PORTUGAL.........................................               4,459,703
                                                                   ------------
SINGAPORE -- (0.9%)
    CapitaLand, Ltd....................................  4,081,800    9,578,625
    City Developments, Ltd.............................    709,400    4,828,032
    DBS Group Holdings, Ltd............................    136,787    2,013,807
    Frasers Centrepoint, Ltd...........................    439,400      535,397
    Golden Agri-Resources, Ltd......................... 13,223,300    3,034,530
    GuocoLand, Ltd.....................................      9,000       15,019
    Hutchison Port Holdings Trust...................... 12,678,000    7,609,158
#   Noble Group, Ltd................................... 15,073,900    5,002,610
    Olam International, Ltd............................    466,600      625,281
    OUE, Ltd...........................................    269,000      379,718
    Oversea-Chinese Banking Corp., Ltd.................  1,784,109   13,379,135
#   SembCorp Industries, Ltd...........................    943,300    2,453,521
    Singapore Airlines, Ltd............................  2,371,600   18,552,849
#   United Industrial Corp., Ltd.......................  2,006,113    4,898,377
    UOL Group, Ltd.....................................  1,001,864    4,894,585
    Venture Corp., Ltd.................................    447,100    2,558,311
    Wheelock Properties Singapore, Ltd.................    783,400      990,034
    Wilmar International, Ltd..........................  4,154,000    9,686,625
                                                                   ------------
TOTAL SINGAPORE........................................              91,035,614
                                                                   ------------
SPAIN -- (2.6%)
    Acciona SA.........................................     94,122    7,606,673
#   Banco de Sabadell SA............................... 16,358,593   37,269,136
#   Banco Popular Espanol SA...........................  3,621,992   16,633,794
    Banco Santander SA.................................  8,612,017   59,549,614
    Banco Santander SA Sponsored ADR...................    776,922    5,290,839
    CaixaBank SA.......................................  1,442,582    6,437,769
    Iberdrola SA....................................... 14,302,198  100,876,865
#   Mapfre SA..........................................  1,275,685    4,106,223
    Repsol SA..........................................  1,672,743   28,112,803
                                                                   ------------
TOTAL SPAIN............................................             265,883,716
                                                                   ------------
SWEDEN -- (2.9%)
    Boliden AB.........................................  1,081,129   19,964,910
    Holmen AB Class A..................................      5,131      146,833
    Holmen AB Class B..................................     26,875      766,715
    ICA Gruppen AB.....................................      2,667       97,330
    Meda AB Class A....................................    308,435    5,026,150
    Nordea Bank AB.....................................  3,699,255   46,058,766
    Skandinaviska Enskilda Banken AB Class A...........  3,806,534   45,824,832
    Skandinaviska Enskilda Banken AB Class C...........     22,560      265,705
#*  SSAB AB Class A....................................    181,327      863,324
*   SSAB AB Class B....................................     77,575      322,120
    Svenska Cellulosa AB SCA Class A...................     69,959    1,985,184
    Svenska Cellulosa AB SCA Class B...................  2,234,256   63,574,503
    Svenska Handelsbanken AB Class A...................    771,745   11,811,020
    Svenska Handelsbanken AB Class B...................      6,702      102,798
    Swedbank AB Class A................................    214,941    5,034,814

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
SWEDEN -- (Continued)
    Tele2 AB Class B...................................    769,342 $  8,006,882
    Telefonaktiebolaget LM Ericsson Class A............     28,098      282,665
    Telefonaktiebolaget LM Ericsson Class B............  4,879,427   52,171,056
    Telefonaktiebolaget LM Ericsson Sponsored ADR......    834,580    8,955,043
    TeliaSonera AB.....................................  3,717,354   22,591,202
                                                                   ------------
TOTAL SWEDEN...........................................             293,851,852
                                                                   ------------
SWITZERLAND -- (8.3%)
    ABB, Ltd...........................................  4,296,392   87,388,680
#   ABB, Ltd. Sponsored ADR............................    155,117    3,145,773
    Adecco SA..........................................    571,300   47,682,093
    Aryzta AG..........................................    244,085   12,384,301
    Baloise Holding AG.................................    200,163   25,502,449
    Banque Cantonale Vaudoise..........................        468      303,414
    Cie Financiere Richemont SA........................    784,849   67,743,011
    Clariant AG........................................    951,816   18,987,021
    Credit Suisse Group AG.............................    960,727   28,342,192
#   Credit Suisse Group AG Sponsored ADR...............  1,010,868   29,770,063
*   Dufry AG...........................................      7,921    1,098,432
    Julius Baer Group, Ltd.............................    280,823   15,535,051
    LafargeHolcim, Ltd.(7110753).......................    887,877   61,777,092
*   LafargeHolcim, Ltd.(BZ3DNX4).......................    467,388   32,369,275
    Lonza Group AG.....................................    162,986   23,625,565
    Novartis AG........................................    264,363   27,431,395
    Novartis AG ADR....................................      5,868      608,805
    Sulzer AG..........................................     50,596    5,195,460
    Swatch Group AG (The)(7184736).....................     46,814    3,836,944
#   Swatch Group AG (The)(7184725).....................     35,102   15,117,309
    Swiss Life Holding AG..............................     75,209   17,745,369
    Swiss Re AG........................................  1,037,390   93,320,484
    Syngenta AG........................................    100,750   41,506,035
    UBS Group AG(BRJL176)..............................  2,463,478   56,638,046
*   UBS Group AG(H42097107)............................    500,015   11,530,346
    Zurich Insurance Group AG..........................    342,187  104,199,222
                                                                   ------------
TOTAL SWITZERLAND......................................             832,783,827
                                                                   ------------
UNITED KINGDOM -- (16.9%)
    Anglo American P.L.C...............................  3,418,604   43,105,141
    Aviva P.L.C........................................  2,212,396   17,989,394
    Barclays P.L.C..................................... 13,417,499   60,508,112
    Barclays P.L.C. Sponsored ADR......................  5,796,226  104,216,143
    Barratt Developments P.L.C.........................  1,006,942    9,965,261
    BP P.L.C...........................................  1,912,816   11,782,434
    BP P.L.C. Sponsored ADR............................  8,462,341  312,852,746
    Carnival P.L.C.....................................    382,259   21,187,793
#   Carnival P.L.C. ADR................................    135,485    7,497,740
    Glencore P.L.C..................................... 11,324,034   36,691,151
    HSBC Holdings P.L.C................................ 12,699,935  114,711,502
    HSBC Holdings P.L.C. Sponsored ADR.................  2,347,501  105,801,870
    Investec P.L.C.....................................    776,855    7,085,162
#   J Sainsbury P.L.C..................................  5,377,115   22,211,598
    Kingfisher P.L.C...................................  6,997,686   39,417,831

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                       SHARES       VALUE++
                                                     ---------- ---------------
UNITED KINGDOM -- (Continued)
      Lloyds Banking Group P.L.C.................... 25,852,830 $    33,665,791
#     Lloyds Banking Group P.L.C. ADR...............  1,322,959       6,958,764
*     Lonmin P.L.C..................................     99,585          80,948
      Old Mutual P.L.C..............................  9,672,569      31,989,046
      Pearson P.L.C. Sponsored ADR..................  1,176,118      21,946,362
*     Royal Bank of Scotland Group P.L.C............  3,666,673      19,556,102
*     Royal Bank of Scotland Group P.L.C. Sponsored
        ADR.........................................    400,166       4,265,770
      Royal Dutch Shell P.L.C.(B03MLX2).............    578,802      16,590,417
      Royal Dutch Shell P.L.C.(B03MM40).............    255,146       7,387,768
#     Royal Dutch Shell P.L.C. ADR(B03MM73).........  3,323,210     193,244,661
      Royal Dutch Shell P.L.C. ADR(780259206).......  1,178,638      67,748,112
      RSA Insurance Group P.L.C.....................    479,027       3,841,936
      Standard Chartered P.L.C......................  5,177,189      79,161,856
      Vedanta Resources P.L.C.......................     15,000          93,319
      Vodafone Group P.L.C.......................... 42,105,200     159,494,351
      Vodafone Group P.L.C. Sponsored ADR...........  2,964,706     112,006,603
      WM Morrison Supermarkets P.L.C................  9,456,529      26,910,573
                                                                ---------------
TOTAL UNITED KINGDOM................................              1,699,966,257
                                                                ---------------
TOTAL COMMON STOCKS.................................              9,472,817,378
                                                                ---------------
PREFERRED STOCKS -- (0.9%)
GERMANY -- (0.9%)
      Bayerische Motoren Werke AG...................     13,756       1,076,696
      Porsche Automobil Holding SE..................    242,713      18,293,479
      Volkswagen AG.................................    364,511      73,111,106
                                                                ---------------
TOTAL GERMANY.......................................                 92,481,281
                                                                ---------------
TOTAL PREFERRED STOCKS..............................                 92,481,281
                                                                ---------------
SECURITIES LENDING COLLATERAL -- (5.0%)
(S)@  DFA Short Term Investment Fund................ 43,631,468     504,816,089
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $9,290,731,059)^^.........................              $10,070,114,748
                                                                ===============

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of the Series' investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                               -------------- -------------- ------- ---------------
Common Stocks
   Australia.................. $   55,888,260 $  563,214,845   --    $   619,103,105
   Austria....................             --     14,120,586   --         14,120,586
   Belgium....................      4,773,696    131,742,410   --        136,516,106
   Canada.....................    642,284,109             --   --        642,284,109
   Denmark....................             --    150,068,968   --        150,068,968
   Finland....................      2,131,116     67,562,600   --         69,693,716
   France.....................      4,333,477    922,924,906   --        927,258,383
   Germany....................     70,355,748    666,565,383   --        736,921,131
   Hong Kong..................     29,440,394    241,715,467   --        271,155,861
   Ireland....................      6,394,067     21,563,577   --         27,957,644
   Israel.....................        919,622     38,692,322   --         39,611,944
   Italy......................     24,597,698    117,108,833   --        141,706,531
   Japan......................     63,540,761  2,080,450,592   --      2,143,991,353
   Netherlands................     29,895,031    266,751,902   --        296,646,933
   New Zealand................             --     10,645,010   --         10,645,010
   Norway.....................     13,784,878     43,370,151   --         57,155,029
   Portugal...................             --      4,459,703   --          4,459,703
   Singapore..................             --     91,035,614   --         91,035,614
   Spain......................      5,290,839    260,592,877   --        265,883,716
   Sweden.....................      8,955,043    284,896,809   --        293,851,852
   Switzerland................     77,424,262    755,359,565   --        832,783,827
   United Kingdom.............    936,538,771    763,427,486   --      1,699,966,257
Preferred Stocks
   Germany....................             --     92,481,281   --         92,481,281
Securities Lending Collateral.             --    504,816,089   --        504,816,089
                               -------------- --------------   --    ---------------
TOTAL......................... $1,976,547,772 $8,093,566,976   --    $10,070,114,748
                               ============== ==============   ==    ===============

                          THE EMERGING MARKETS SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                         SHARES     VALUE++
                                                        --------- -----------
  COMMON STOCKS -- (93.3%)
  BRAZIL -- (5.2%)
      AES Tiete SA.....................................    49,684 $   258,871
      AMBEV SA.........................................   855,320   4,861,206
      AMBEV SA ADR..................................... 5,246,261  29,798,763
      Banco Bradesco SA................................   876,698   7,082,307
      Banco do Brasil SA............................... 2,170,868  13,980,239
      Banco Santander Brasil SA........................   107,913     504,274
      BB Seguridade Participacoes SA...................   860,654   8,106,454
      BM&FBovespa SA................................... 2,958,708   9,021,426
      BR Malls Participacoes SA........................   647,523   2,430,138
      Braskem SA Sponsored ADR.........................   165,709   1,201,390
      BRF SA...........................................   361,552   7,589,113
      BRF SA ADR.......................................   539,479  11,280,506
      CCR SA........................................... 1,232,468   5,478,515
  *   Centrais Eletricas Brasileiras SA................   204,600     345,985
  #   Centrais Eletricas Brasileiras SA ADR............    86,923     214,700
  *   Centrais Eletricas Brasileiras SA Sponsored ADR..   100,200     167,334
      CETIP SA--Mercados Organizados...................   386,800   4,005,879
  #   Cia Brasileira de Distribuicao ADR...............    85,830   1,865,944
      Cia de Saneamento Basico do Estado de Sao Paulo.. 306,700 1,564,874 Cia de Saneamento Basico do Estado de Sao Paulo
        ADR............................................   178,668     904,060
      Cia Energetica de Minas Gerais...................    96,887     279,007
      Cia Paranaense de Energia........................    27,600     190,156
      Cia Paranaense de Energia Sponsored ADR..........    57,783     587,075
  #   Cia Siderurgica Nacional SA Sponsored ADR........   653,103     816,379
      Cielo SA......................................... 1,095,620  13,993,043
      Cosan Logistica SA...............................   177,069      93,087
      Cosan SA Industria e Comercio....................   203,008   1,233,244
      CPFL Energia SA..................................   215,566   1,213,836
  #   CPFL Energia SA ADR..............................    65,545     736,071
      Duratex SA.......................................   205,665     418,063
      Embraer SA.......................................    29,370     205,010
      Embraer SA ADR...................................   219,737   6,119,675
      Fibria Celulose SA Sponsored ADR.................   488,398   6,505,461
      Gerdau SA........................................   174,232     256,467
  #   Gerdau SA Sponsored ADR..........................   577,984     999,912
  *   Hypermarcas SA...................................   474,324   2,806,643
      Itau Unibanco Holding SA.........................   349,677   2,910,613
      JBS SA........................................... 1,598,074   7,192,372
      Klabin SA........................................   996,400   6,178,119
      Kroton Educacional SA............................ 1,456,499   4,083,702
      Localiza Rent a Car SA...........................    43,024     353,093
      Lojas Americanas SA..............................   214,837     837,651
      Lojas Renner SA..................................   173,887   5,530,033
      M Dias Branco SA.................................    40,100     905,308
      Multiplan Empreendimentos Imobiliarios SA........   112,800   1,536,857
      Natura Cosmeticos SA.............................   235,850   1,753,747
  *   Oi SA ADR(670851302).............................       732       1,093
  *   Petroleo Brasileiro SA........................... 1,007,800   3,408,439
  #*  Petroleo Brasileiro SA ADR....................... 1,308,418   8,897,242

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
 BRAZIL -- (Continued)
     Porto Seguro SA..................................     235,799 $  2,681,013
     Qualicorp SA.....................................     387,373    2,302,324
     Raia Drogasil SA.................................     297,000    3,774,141
 *   Rumo Logistica Operadora Multimodal SA...........   1,465,079      389,381
     Souza Cruz SA....................................     504,313    3,577,670
     Tim Participacoes SA.............................     578,213    1,585,718
     Tim Participacoes SA ADR.........................      63,679      866,671
     Totvs SA.........................................     128,775    1,318,609
     Tractebel Energia SA.............................     207,701    2,198,969
     Transmissora Alianca de Energia Eletrica SA......     186,134    1,138,891
     Ultrapar Participacoes SA........................     379,984    7,798,442
     Ultrapar Participacoes SA Sponsored ADR..........     254,308    5,213,314
     Usinas Siderurgicas de Minas Gerais SA...........      39,100      110,427
     Vale SA..........................................     252,500    1,317,827
 #   Vale SA Sponsored ADR............................   1,238,400    6,513,984
     WEG SA...........................................     623,150    3,421,554
                                                                   ------------
 TOTAL BRAZIL.........................................              234,912,311
                                                                   ------------
 CHILE -- (1.5%)
     AES Gener SA.....................................   3,056,998    1,639,251
     Aguas Andinas SA Class A.........................   3,794,761    2,002,619
     Banco de Chile...................................   3,083,541      330,959
 #   Banco de Chile ADR...............................      52,626    3,279,130
     Banco de Credito e Inversiones...................      52,455    2,305,980
     Banco Santander Chile ADR........................     226,796    4,579,011
     Cencosud SA......................................   2,185,782    4,620,462
     Cencosud SA ADR..................................       8,408       52,970
     Cia Cervecerias Unidas SA........................      81,744      860,477
     Cia Cervecerias Unidas SA ADR....................      57,361    1,210,317
     Colbun SA........................................  10,147,919    2,687,412
     Corpbanca SA..................................... 249,699,367    2,514,664
     Corpbanca SA ADR.................................      30,902      466,620
     E.CL SA..........................................     127,905      173,730
     Embotelladora Andina SA Class A ADR..............      22,244      304,298
     Embotelladora Andina SA Class B ADR..............      21,587      359,424
     Empresa Nacional de Electricidad SA Sponsored ADR     138,910    5,716,147
     Empresa Nacional de Telecomunicaciones SA........     286,929    2,954,583
     Empresas CMPC SA.................................   2,151,128    5,648,964
     Empresas COPEC SA................................     401,232    4,013,620
     Enersis SA Sponsored ADR.........................     535,454    8,090,710
     Inversiones Aguas Metropolitanas SA..............     466,482      677,782
 #*  Latam Airlines Group SA Sponsored ADR............     555,276    3,442,711
 *   Molibdenos y Metales SA..........................       3,719       22,758
     Parque Arauco SA.................................     207,902      383,310
     SACI Falabella...................................     853,793    5,554,235
     Sigdo Koppers SA.................................     361,767      476,153
     Sociedad Quimica y Minera de Chile SA Sponsored
       ADR............................................     121,378    1,639,817

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- -----------
  CHILE -- (Continued)
      Sonda SA.........................................    625,003 $ 1,151,192
                                                                   -----------
  TOTAL CHILE..........................................             67,159,306
                                                                   -----------
  CHINA -- (14.5%)
      AAC Technologies Holdings, Inc...................    564,000   3,197,414
      Agricultural Bank of China, Ltd. Class H......... 17,211,000   7,763,954
      Air China, Ltd. Class H..........................  1,004,000   1,004,520
  #*  Alibaba Health Information Technology, Ltd.......    872,000     808,784
  #*  Aluminum Corp. of China, Ltd. ADR................    112,680     971,302
  *   Aluminum Corp. of China, Ltd. Class H............    408,000     141,461
      Angang Steel Co., Ltd. Class H...................  1,186,000     602,240
      Anhui Conch Cement Co., Ltd. Class H.............    573,500   1,785,007
      Anta Sports Products, Ltd........................    654,000   1,681,461
  #   AviChina Industry & Technology Co., Ltd. Class H.  1,605,000   1,343,216
      Bank of China, Ltd. Class H...................... 56,007,181  30,532,226
      Bank of Communications Co., Ltd. Class H.........  5,061,515   4,448,857
      BBMG Corp. Class H...............................    862,000     663,485
      Beijing Capital International Airport Co., Ltd.
        Class H........................................  1,116,000   1,148,898
      Beijing Enterprises Holdings, Ltd................    437,972   3,222,783
  #   Beijing Enterprises Water Group, Ltd.............  1,664,000   1,242,087
      Belle International Holdings, Ltd................  5,400,000   5,628,141
      Brilliance China Automotive Holdings, Ltd........  1,976,000   2,622,577
  #   Byd Co., Ltd. Class H............................    258,386   1,136,093
  *   China CITIC Bank Corp., Ltd. Class H.............  6,110,928   4,363,778
  #   China Coal Energy Co., Ltd. Class H..............  3,275,777   1,593,988
      China Communications Construction Co., Ltd.
        Class H........................................  3,117,000   4,000,871
      China Conch Venture Holdings, Ltd................     65,500     135,078
      China Construction Bank Corp. Class H............ 62,092,590  50,572,994
  #*  China COSCO Holdings Co., Ltd. Class H...........  1,197,000     615,708
  *   China Eastern Airlines Corp., Ltd. ADR...........      2,200      89,012
  *   China Eastern Airlines Corp., Ltd. Class H.......    648,000     521,705
      China Everbright Bank Co., Ltd. Class H..........  4,087,000   2,265,409
      China Everbright International, Ltd..............  2,019,000   3,086,275
      China Galaxy Securities Co., Ltd. Class H........  2,083,000   1,877,278
      China Gas Holdings, Ltd..........................  1,186,000   2,085,509
  #   China Hongqiao Group, Ltd........................  1,669,500   1,236,502
      China International Marine Containers Group Co.,
        Ltd. Class H...................................    325,600     693,228
  #   China Life Insurance Co., Ltd. ADR...............    924,036  17,066,945
      China Longyuan Power Group Corp., Ltd. Class H...  2,948,000   3,377,473
      China Machinery Engineering Corp. Class H........    180,000     135,883
      China Mengniu Dairy Co., Ltd.....................    900,000   4,080,626
  #   China Merchants Bank Co., Ltd. Class H...........  3,022,554   7,807,798
      China Merchants Holdings International Co., Ltd..    833,501   3,057,523
      China Minsheng Banking Corp., Ltd. Class H.......  4,510,500   5,059,152
      China Mobile, Ltd................................    906,205  58,903,325
  #   China Molybdenum Co., Ltd. Class H...............    369,322     238,454
      China National Building Material Co., Ltd.
        Class H........................................  6,047,916   4,576,230
  #   China Oilfield Services, Ltd. Class H............  1,118,000   1,371,562
      China Overseas Land & Investment, Ltd............  3,590,000  11,282,351
      China Pacific Insurance Group Co., Ltd. Class H..  1,092,200   4,578,500
      China Petroleum & Chemical Corp. ADR.............    132,615   9,973,952
      China Petroleum & Chemical Corp. Class H.........  2,522,800   1,898,197
      China Power International Development, Ltd.......  2,983,000   2,111,687

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- -----------
  CHINA -- (Continued)
      China Railway Construction Corp., Ltd. Class H...  1,270,000 $ 1,653,299
      China Railway Group, Ltd. Class H................  1,919,000   1,636,748
      China Resources Cement Holdings, Ltd.............  2,207,335   1,140,645
      China Resources Enterprise, Ltd..................  1,060,710   3,440,885
      China Resources Gas Group, Ltd...................    690,000   2,108,015
      China Resources Land, Ltd........................  2,462,666   6,915,747
      China Resources Power Holdings Co., Ltd..........  1,762,000   4,525,797
      China Shenhua Energy Co., Ltd. Class H...........  2,053,000   3,899,638
  #*  China Shipping Container Lines Co., Ltd. Class H.  2,324,000     731,064
  #   China Shipping Development Co., Ltd. Class H.....  1,056,000     641,024
  #   China South City Holdings, Ltd...................  1,814,000     535,185
      China Southern Airlines Co., Ltd. Class H........    380,000     376,042
      China Southern Airlines Co., Ltd. Sponsored ADR.. 12,606 621,476 China State Construction International Holdings,
        Ltd............................................  1,074,000   1,671,886
  *   China Taiping Insurance Holdings Co., Ltd........  1,062,906   3,156,485
  #   China Telecom Corp., Ltd. ADR....................     56,720   3,158,170
      China Telecom Corp., Ltd. Class H................  3,302,000   1,846,599
      China Unicom Hong Kong, Ltd.(6263830)............  6,938,000   9,701,832
  #   China Unicom Hong Kong, Ltd.(2603496)............    586,018   8,256,994
  #   China Vanke Co., Ltd. Class H....................  1,674,200   3,981,478
      Chongqing Rural Commercial Bank Co., Ltd. Class H  3,318,000   2,377,054
  #   CITIC Securities Co., Ltd. Class H...............  1,083,500   2,975,395
      CITIC, Ltd.......................................  5,705,000  10,217,115
      CNOOC, Ltd.......................................  3,932,000   4,815,064
  #   CNOOC, Ltd. ADR..................................    127,716  15,664,367
      COSCO Pacific, Ltd...............................  1,749,502   2,292,305
      Country Garden Holdings Co., Ltd.................  9,725,686   3,798,822
      CRRC Corp, Ltd...................................  1,471,000   1,855,114
      CSPC Pharmaceutical Group, Ltd...................  1,466,000   1,345,745
  #*  CSSC Offshore and Marine Engineering Group Co.,
        Ltd. Class H...................................     96,000     271,820
  #   Dalian Port PDA Co., Ltd. Class H................    504,000     173,442
      Datang International Power Generation Co., Ltd.
        Class H........................................  2,586,000   1,117,227
  #   Dongfang Electric Corp., Ltd. Class H............    264,600     342,897
      Dongfeng Motor Group Co., Ltd. Class H...........  2,688,000   3,088,553
      ENN Energy Holdings, Ltd.........................    696,000   4,614,409
  #   Evergrande Real Estate Group, Ltd................ 10,542,000   6,964,787
  #   Fosun International, Ltd.........................    855,941   1,803,214
  #*  GCL-Poly Energy Holdings, Ltd....................  5,859,814   1,184,759
      Geely Automobile Holdings, Ltd...................  3,825,000   1,605,990
      Great Wall Motor Co., Ltd. Class H...............    947,500   3,136,718
      Guangdong Investment, Ltd........................  2,506,000   3,385,372
      Guangshen Railway Co., Ltd. Sponsored ADR........     27,717     659,110
      Guangzhou Automobile Group Co., Ltd. Class H.....  1,522,259   1,220,258
  #   Guangzhou Baiyunshan Pharmaceutical Holdings
        Co., Ltd. Class H..............................     98,000     269,289
  *   Guangzhou R&F Properties Co., Ltd................  1,809,600   1,814,157
      Haier Electronics Group Co., Ltd.................    814,000   1,919,049
  #   Haitong Securities Co., Ltd. Class H.............  1,664,800   3,029,356
  #*  Hanergy Thin Film Power Group, Ltd...............  5,416,000     733,563
      Hengan International Group Co., Ltd..............    593,000   6,609,557
      Huadian Power International Corp., Ltd. Class H..  1,260,000   1,275,926
      Huaneng Power International, Inc. Class H........    848,000   1,028,691
  #   Huaneng Power International, Inc. Sponsored ADR..     34,452   1,669,199
      Huishang Bank Corp., Ltd. Class H................  1,207,000     576,085

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
 CHINA -- (Continued)
     Industrial & Commercial Bank of China, Ltd.
       Class H........................................ 65,988,185 $ 45,333,082
     Jiangsu Expressway Co., Ltd. Class H.............  1,106,000    1,385,544
     Jiangxi Copper Co., Ltd. Class H.................  1,369,000    1,846,111
     Kunlun Energy Co., Ltd...........................  4,980,000    4,746,018
     Lenovo Group, Ltd................................  5,541,278    5,998,706
     Longfor Properties Co., Ltd......................  1,862,000    2,649,183
 #*  Maanshan Iron & Steel Co., Ltd. Class H..........  1,406,000      329,508
     Metallurgical Corp. of China, Ltd. Class H.......  1,799,000      602,689
     New China Life Insurance Co., Ltd. Class H.......    325,700    1,397,755
     New World China Land, Ltd........................  2,452,000    1,516,662
     Nine Dragons Paper Holdings, Ltd.................     15,000       11,104
     People's Insurance Co. Group of China, Ltd.
       (The) Class H..................................  5,987,000    3,111,451
     PetroChina Co., Ltd. ADR.........................    125,562   12,354,045
     PetroChina Co., Ltd. Class H.....................  1,724,000    1,693,957
     PICC Property & Casualty Co., Ltd. Class H.......  3,166,132    6,546,951
     Ping An Insurance Group Co. of China, Ltd.
       Class H........................................  3,535,000   20,319,557
     Shandong Weigao Group Medical Polymer Co., Ltd.
       Class H........................................    988,000      663,331
 #   Shanghai Electric Group Co., Ltd. Class H........  1,082,000      669,374
     Shanghai Fosun Pharmaceutical Group Co., Ltd.
       Class H........................................    180,500      536,122
     Shanghai Industrial Holdings, Ltd................    515,274    1,518,451
     Shanghai Pharmaceuticals Holding Co., Ltd.
       Class H........................................    419,300      991,549
     Shenzhou International Group Holdings, Ltd.......    334,000    1,747,723
     Shimao Property Holdings, Ltd....................  2,875,371    5,156,226
     Sihuan Pharmaceutical Holdings Group, Ltd........  2,286,000      979,740
     Sino Biopharmaceutical, Ltd......................  2,392,000    2,772,784
     Sino-Ocean Land Holdings, Ltd....................  3,554,743    2,450,240
 #*  Sinopec Oilfield Service Corp. Class H...........    842,000      264,677
 *   Sinopec Shanghai Petrochemical Co., Ltd. Class H.  1,149,000      468,483
 *   Sinopec Shanghai Petrochemical Co., Ltd.
       Sponsored ADR..................................      9,818      397,020
     Sinopharm Group Co., Ltd. Class H................    985,200    3,788,844
     SOHO China, Ltd..................................  2,338,263    1,474,034
 #   Sun Art Retail Group, Ltd........................  2,780,000    2,116,218
     Tencent Holdings, Ltd............................  3,970,600   73,821,434
     Tingyi Cayman Islands Holding Corp...............  1,562,000    3,005,789
     Travelsky Technology, Ltd. Class H...............    365,000      441,700
 #   Tsingtao Brewery Co., Ltd. Class H...............    138,000      736,361
 #   Want Want China Holdings, Ltd....................  4,988,000    5,180,577
 #   Weichai Power Co., Ltd. Class H..................    704,400    1,058,497
     Xinjiang Goldwind Science & Technology Co., Ltd.
       Class H........................................    234,000      447,202
 #   Yanzhou Coal Mining Co., Ltd. Class H............    858,000      489,272
 #   Yanzhou Coal Mining Co., Ltd. Sponsored ADR......    106,215      604,363
     Zhejiang Expressway Co., Ltd. Class H............  1,358,000    1,576,845
     Zhuzhou CSR Times Electric Co., Ltd. Class H.....    214,000    1,450,810
     Zijin Mining Group Co., Ltd. Class H.............  3,187,000      847,464
 #   Zoomlion Heavy Industry Science and Technology
       Co., Ltd.......................................  1,193,400      641,057
     ZTE Corp. Class H................................    469,485    1,042,669
                                                                  ------------
 TOTAL CHINA..........................................             659,616,096
                                                                  ------------
 COLOMBIA -- (0.5%)
     Almacenes Exito SA...............................    247,640    1,831,504
     Banco de Bogota SA...............................     35,006      729,535
     Bancolombia SA...................................    293,299    2,649,875
     Bancolombia SA Sponsored ADR.....................    136,185    5,256,741

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
  COLOMBIA -- (Continued)
      Cementos Argos SA................................   427,348 $ 1,464,557
  *   Cemex Latam Holdings SA..........................   138,849     609,393
      Corp. Financiera Colombiana SA...................    51,792     679,770
      Ecopetrol SA..................................... 2,771,514   1,549,353
  #   Ecopetrol SA Sponsored ADR.......................   220,479   2,489,208
      Empresa de Energia de Bogota SA ESP.............. 1,327,987     770,048
      Grupo Argos SA...................................    25,995     157,053
  #   Grupo Aval Acciones y Valores SA ADR.............    78,792     681,551
      Grupo de Inversiones Suramericana SA.............   155,412   1,996,613
      Grupo Nutresa SA.................................   154,790   1,188,873
      Interconexion Electrica SA ESP...................   552,280   1,357,688
      Isagen SA ESP.................................... 1,196,598   1,217,372
                                                                  -----------
  TOTAL COLOMBIA.......................................            24,629,134
                                                                  -----------
  CZECH REPUBLIC -- (0.2%)
      CEZ A.S..........................................   256,338   6,209,670
      Komercni Banka A.S...............................    10,629   2,378,459
      Pegas Nonwovens SA...............................     1,067      35,338
      Philip Morris CR A.S.............................       689     299,212
  *   Unipetrol A.S....................................    14,750     111,842
                                                                  -----------
  TOTAL CZECH REPUBLIC.................................             9,034,521
                                                                  -----------
  EGYPT -- (0.1%)
      Commercial International Bank Egypt SAE GDR......   735,372   4,930,527
  *   Egyptian Financial Group-Hermes Holding Co. GDR..       774       2,693
  *   Global Telecom Holding SAE GDR...................   640,757   1,057,249
                                                                  -----------
  TOTAL EGYPT..........................................             5,990,469
                                                                  -----------
  GREECE -- (0.4%)
      Aegean Airlines SA...............................    38,061     247,081
  *   Alpha Bank AE.................................... 5,260,851   1,537,426
      Athens Water Supply & Sewage Co. SA (The)........    43,827     259,957
  *   Ellaktor SA......................................     7,610      13,933
  *   Eurobank Ergasias SA.............................    33,138       4,241
      FF Group.........................................    34,149     850,179
      Hellenic Petroleum SA............................   117,487     562,468
      Hellenic Telecommunications Organization SA......   340,319   2,822,327
      JUMBO SA.........................................   168,373   1,222,458
      Metka SA.........................................    13,411     106,649
      Motor Oil Hellas Corinth Refineries SA...........    96,253     874,070
  *   Mytilineos Holdings SA...........................    87,326     514,085
  *   National Bank of Greece SA....................... 1,922,840   2,025,959
      OPAP SA..........................................   278,698   2,210,461
  *   Piraeus Bank SA.................................. 2,067,592     750,945
  *   Public Power Corp. SA............................   144,358     659,285
      Titan Cement Co. SA..............................    64,108   1,439,290
                                                                  -----------
  TOTAL GREECE.........................................            16,100,814
                                                                  -----------
  HUNGARY -- (0.3%)
  *   Magyar Telekom Telecommunications P.L.C..........   773,065   1,119,605
      MOL Hungarian Oil & Gas P.L.C....................    55,833   2,941,146
      OTP Bank P.L.C...................................   218,678   4,481,459

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
  HUNGARY -- (Continued)
      Richter Gedeon Nyrt..............................   213,864 $ 3,436,017
                                                                  -----------
  TOTAL HUNGARY........................................            11,978,227
                                                                  -----------
  INDIA -- (11.0%)
      ABB India, Ltd...................................    28,392     613,473
      ACC, Ltd.........................................    64,542   1,395,657
      Adani Enterprises, Ltd...........................   260,707     353,299
      Adani Ports & Special Economic Zone, Ltd.........   826,232   4,190,041
  *   Adani Power, Ltd................................. 1,206,988     515,401
  *   Adani Transmissions, Ltd.........................   260,707     112,223
      Aditya Birla Nuvo, Ltd...........................   108,317   3,693,962
      Ajanta Pharma, Ltd...............................    32,131     786,465
      Alembic Pharmaceuticals, Ltd.....................    15,209     169,775
      Alstom T&D India, Ltd............................    15,569     136,477
      Amara Raja Batteries, Ltd........................    56,290     772,635
      Ambuja Cements, Ltd..............................   884,027   3,212,068
      Apollo Hospitals Enterprise, Ltd.................    90,244   1,920,092
      Ashok Leyland, Ltd............................... 1,393,577   1,836,490
      Asian Paints, Ltd................................   421,532   5,802,613
      Aurobindo Pharma, Ltd............................   625,132   7,378,073
      Axis Bank, Ltd................................... 1,300,125  11,646,642
      Bajaj Auto, Ltd..................................   138,110   5,432,520
      Bajaj Finance, Ltd...............................     8,438     720,383
      Bajaj Finserv, Ltd...............................    47,379   1,363,525
      Bajaj Holdings & Investment, Ltd.................    49,279   1,124,068
      Bank of Baroda...................................   533,585   1,483,832
      Berger Paints India, Ltd.........................   136,076     460,954
      Bharat Electronics, Ltd..........................    17,301   1,071,434
      Bharat Forge, Ltd................................   231,225   4,134,450
      Bharat Heavy Electricals, Ltd.................... 1,256,028   5,445,971
      Bharat Petroleum Corp., Ltd......................   196,355   2,857,654
      Bharti Airtel, Ltd............................... 1,212,107   7,923,935
      Bhushan Steel, Ltd...............................    47,131      43,311
      Blue Dart Express, Ltd...........................     1,234     134,699
  *   Bosch, Ltd.......................................     9,420   3,657,414
      Britannia Industries, Ltd........................    26,712   1,314,109
      Cadila Healthcare, Ltd...........................    72,521   2,141,143
      Cairn India, Ltd.................................   655,103   1,764,666
      Canara Bank......................................   238,144   1,023,082
      Cipla, Ltd.......................................   320,659   3,543,887
      Colgate-Palmolive India, Ltd.....................    48,509   1,489,895
      Container Corp. Of India, Ltd....................    59,759   1,533,382
      CRISIL, Ltd......................................     5,987     190,399
      Cummins India, Ltd...............................    94,559   1,475,273
      Dabur India, Ltd.................................   643,992   2,951,901
      Divi's Laboratories, Ltd.........................    83,023   2,542,257
      DLF, Ltd......................................... 1,006,887   1,805,334
      Dr Reddy's Laboratories, Ltd.....................    53,243   3,400,448
  #   Dr Reddy's Laboratories, Ltd. ADR................   115,334   7,421,743
      Eicher Motors, Ltd...............................    18,291   5,445,682
      Emami, Ltd.......................................    81,964   1,667,822
  *   Essar Oil, Ltd...................................   269,475     810,969
      Exide Industries, Ltd............................   307,619     699,899

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
  INDIA -- (Continued)
      GAIL India, Ltd..................................   538,586 $ 2,980,155
      GAIL India, Ltd. GDR.............................    28,791     953,359
      Gillette India, Ltd..............................     1,209      97,452
      GlaxoSmithKline Consumer Healthcare, Ltd.........    10,763   1,057,383
      GlaxoSmithKline Pharmaceuticals, Ltd.............     7,199     397,430
      Glenmark Pharmaceuticals, Ltd....................   182,970   2,874,717
      Godrej Consumer Products, Ltd....................   146,493   3,136,435
      Godrej Industries, Ltd...........................    48,714     296,899
      Grasim Industries, Ltd...........................     6,300     364,877
      Havells India, Ltd...............................   355,094   1,542,039
      HCL Technologies, Ltd............................   753,186  11,752,427
      HDFC Bank, Ltd................................... 1,530,953  26,538,936
      Hero MotoCorp, Ltd...............................   182,965   7,664,888
      Hindalco Industries, Ltd......................... 1,549,771   2,538,580
      Hindustan Petroleum Corp., Ltd...................   133,640   1,926,628
      Hindustan Unilever, Ltd.......................... 1,042,998  15,000,621
      ICICI Bank, Ltd.................................. 1,533,500   7,218,688
      ICICI Bank, Ltd. Sponsored ADR................... 1,043,395  10,506,988
      Idea Cellular, Ltd............................... 1,795,159   4,847,723
      IDFC, Ltd........................................   601,656   1,404,322
      Indiabulls Housing Finance, Ltd..................   211,382   2,436,487
      Indian Oil Corp., Ltd............................   204,693   1,387,199
      IndusInd Bank, Ltd...............................   233,807   3,552,632
      Infosys, Ltd..................................... 1,172,387  19,746,636
      Infosys, Ltd. Sponsored ADR......................   847,888  14,337,786
      ITC, Ltd......................................... 3,110,098  15,788,596
      JSW Energy, Ltd..................................   580,611     760,965
      JSW Steel, Ltd...................................   236,513   3,062,161
      KAYA, Ltd........................................     2,327      56,144
      Kotak Mahindra Bank, Ltd.........................   494,765   5,367,970
      Larsen & Toubro, Ltd.............................   313,137   8,736,564
      LIC Housing Finance, Ltd.........................   546,642   4,250,128
      Lupin, Ltd.......................................   263,002   6,965,991
      Mahindra & Mahindra Financial Services, Ltd......   262,169   1,054,980
      Mahindra & Mahindra, Ltd.........................   623,090  13,187,654
      Marico, Ltd......................................   261,991   1,789,748
      Maruti Suzuki India, Ltd.........................    82,439   5,564,556
      Motherson Sumi Systems, Ltd.()...................   177,527     962,001
      Motherson Sumi Systems, Ltd.(6743990)............   355,054   1,920,658
      MRF, Ltd.........................................     1,542     983,373
      National Aluminium Co., Ltd......................   389,816     215,377
      Nestle India, Ltd................................    32,927   3,259,554
      NHPC, Ltd........................................ 1,934,803     571,472
      NTPC, Ltd........................................ 1,659,489   3,506,148
      Oil & Natural Gas Corp., Ltd.....................   989,305   4,204,171
      Oil India, Ltd...................................   191,867   1,295,293
      Oracle Financial Services Software, Ltd..........    28,409   1,788,666
      Page Industries, Ltd.............................     5,448   1,170,859
      Petronet LNG, Ltd................................   234,560     704,141
      Pidilite Industries, Ltd.........................   174,313   1,515,008
      Piramal Enterprises, Ltd.........................    59,322     847,367
      Power Finance Corp., Ltd.........................   273,351   1,048,624
      Power Grid Corp. of India, Ltd...................   896,116   1,980,130

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
 INDIA -- (Continued)
     Procter & Gamble Hygiene & Health Care, Ltd......      8,977 $    888,481
 *   Reliance Communications, Ltd.....................  1,590,244    1,744,130
     Reliance Industries, Ltd.........................  1,505,877   23,504,290
     Reliance Infrastructure, Ltd.....................    122,220      786,575
 *   Reliance Power, Ltd..............................    807,301      534,898
     Rural Electrification Corp., Ltd.................    322,724    1,363,236
     Shree Cement, Ltd................................     10,489    1,879,864
     Shriram Transport Finance Co., Ltd...............    242,438    3,387,675
     Siemens, Ltd.....................................    100,767    2,287,521
     State Bank of India..............................  1,762,546    7,394,604
     Sun Pharmaceutical Industries, Ltd...............  1,065,601   13,643,492
     Sun TV Network, Ltd..............................    120,543      632,016
     Tata Consultancy Services, Ltd...................    649,267   25,410,583
 *   Tata Motors, Ltd.................................    764,721    4,575,764
     Tata Motors, Ltd. Sponsored ADR..................     84,855    2,516,799
     Tata Power Co., Ltd..............................  1,771,663    1,889,553
     Tata Steel, Ltd..................................    683,642    2,622,331
     Tech Mahindra, Ltd...............................    908,221    7,489,997
     Titan Co., Ltd...................................    207,778    1,048,273
     Torrent Pharmaceuticals, Ltd.....................     74,028    1,657,545
     Ultratech Cement, Ltd............................     48,471    2,377,947
     United Breweries, Ltd............................     87,496    1,439,172
 *   United Spirits, Ltd..............................     51,989    3,008,690
     UPL, Ltd.........................................    715,795    5,966,566
     Vedanta Ltd......................................  3,139,759    6,350,740
     Vedanta, Ltd. ADR................................     42,052      338,519
     Wipro, Ltd.......................................    672,758    5,992,909
     Wockhardt, Ltd...................................     31,394      769,458
     Yes Bank, Ltd....................................    482,628    6,235,551
     Zee Entertainment Enterprises, Ltd...............    669,182    4,170,999
                                                                  ------------
 TOTAL INDIA..........................................             500,639,191
                                                                  ------------
 INDONESIA -- (2.9%)
     Ace Hardware Indonesia Tbk PT....................  9,457,000      446,998
     Adaro Energy Tbk PT.............................. 35,900,500    1,565,047
     AKR Corporindo Tbk PT............................  2,169,800      921,689
     Astra Agro Lestari Tbk PT........................  1,099,000    1,629,999
     Astra International Tbk PT....................... 23,646,410   11,611,615
     Bank Central Asia Tbk PT......................... 14,569,500   14,102,707
     Bank Danamon Indonesia Tbk PT....................  5,558,979    1,725,801
     Bank Mandiri Persero Tbk PT...................... 11,516,617    8,085,513
     Bank Negara Indonesia Persero Tbk PT............. 14,175,022    4,982,091
 *   Bank Pan Indonesia Tbk PT........................  7,175,000      564,184
     Bank Rakyat Indonesia Persero Tbk PT............. 15,572,800   11,504,751
 *   Bank Tabungan Pensiunan Nasional Tbk PT..........    768,500      178,915
 *   Bayan Resources Tbk PT...........................     79,500       47,692
     Bumi Serpong Damai Tbk PT........................ 14,329,400    1,893,311
     Charoen Pokphand Indonesia Tbk PT................ 10,181,100    1,905,618
     Ciputra Development Tbk PT....................... 14,931,200    1,157,919
 *   Garuda Indonesia Persero Tbk PT..................  6,610,300      213,397
     Global Mediacom Tbk PT........................... 15,803,900    1,452,792
     Gudang Garam Tbk PT..............................    542,300    1,983,139
     Holcim Indonesia Tbk PT..........................  2,400,600      251,954

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
 INDONESIA -- (Continued)
     Indo Tambangraya Megah Tbk PT....................    805,400 $    577,466
     Indocement Tunggal Prakarsa Tbk PT...............  1,842,300    2,723,172
     Indofood CBP Sukses Makmur Tbk PT................  1,266,100    1,151,286
     Indofood Sukses Makmur Tbk PT....................  9,876,500    4,450,449
 *   Indosat Tbk PT...................................  1,720,800      546,925
     Japfa Comfeed Indonesia Tbk PT...................  2,289,400       74,402
     Jasa Marga Persero Tbk PT........................  3,150,700    1,333,403
     Kalbe Farma Tbk PT............................... 26,931,600    3,470,896
     Lippo Karawaci Tbk PT............................ 36,532,900    3,117,277
     Matahari Putra Prima Tbk PT......................  2,472,300      529,738
     Mayora Indah Tbk PT..............................    862,133    1,770,446
     Media Nusantara Citra Tbk PT..................... 10,876,900    1,643,023
     MNC Investama Tbk PT............................. 12,222,500      258,298
 *   MNC Sky Vision Tbk PT............................    173,100       17,930
     Pakuwon Jati Tbk PT.............................. 47,880,900    1,467,311
 *   Panasia Indo Resources Tbk PT....................     75,100        2,915
     Pembangunan Perumahan Persero Tbk PT.............  2,790,800      804,210
     Perusahaan Gas Negara Persero Tbk PT............. 11,886,300    3,511,298
     Perusahaan Perkebunan London Sumatra Indonesia
       Tbk PT.........................................  5,154,700      515,574
     Sawit Sumbermas Sarana Tbk PT....................  4,401,900      639,187
     Semen Indonesia Persero Tbk PT...................  6,323,700    4,718,255
     Sinar Mas Agro Resources & Technology Tbk PT.....  1,116,500      373,020
     Sumber Alfaria Trijaya Tbk PT....................    255,200       11,232
     Summarecon Agung Tbk PT.......................... 16,512,900    2,121,522
     Surya Citra Media Tbk PT.........................  7,918,800    1,726,167
     Tambang Batubara Bukit Asam Persero Tbk PT.......  1,973,800      874,885
     Telekomunikasi Indonesia Persero Tbk PT.......... 39,175,700    8,501,958
     Telekomunikasi Indonesia Persero Tbk PT
       Sponsored ADR..................................     75,015    3,226,395
     Tower Bersama Infrastructure Tbk PT..............  2,577,300    1,596,040
 *   Trada Maritime Tbk PT............................  1,271,100        4,698
     Unilever Indonesia Tbk PT........................  1,968,900    5,822,140
     United Tractors Tbk PT...........................  3,832,796    5,717,267
     Vale Indonesia Tbk PT............................  6,571,300      949,834
     Waskita Karya Persero Tbk PT.....................  6,544,379      857,011
     Wijaya Karya Persero Tbk PT......................  4,286,500      840,094
 *   XL Axiata Tbk PT.................................  7,398,400    1,619,563
                                                                  ------------
 TOTAL INDONESIA......................................             133,790,419
                                                                  ------------
 MALAYSIA -- (4.2%)
     Aeon Co. M Bhd...................................    967,000      705,454
 #   Affin Holdings Bhd...............................  1,192,000      789,392
     AirAsia BHD......................................  2,414,500      858,616
 #   Alliance Financial Group Bhd.....................  2,238,000    2,480,847
     AMMB Holdings Bhd................................  4,428,959    6,469,656
 #   Astro Malaysia Holdings Bhd......................  2,226,700    1,787,790
 #   Axiata Group Bhd.................................  3,491,943    5,811,814
     Batu Kawan Bhd...................................     92,000      438,604
     Berjaya Land Bhd.................................     95,000       17,518
     Berjaya Sports Toto Bhd..........................    872,176      759,363
 #   BIMB Holdings Bhd................................  1,089,755    1,176,948
     Boustead Holdings Bhd............................    476,786      503,232
     British American Tobacco Malaysia Bhd............    168,600    2,982,941
 #*  Bumi Armada Bhd..................................  3,800,200    1,099,272

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
  MALAYSIA -- (Continued)
  #   Bursa Malaysia Bhd...............................   394,500 $   833,323
      Cahya Mata Sarawak Bhd...........................   669,400   1,019,463
      Carlsberg Brewery Malaysia Bhd Class B...........   100,900     329,916
  #   CIMB Group Holdings Bhd.......................... 5,785,413   8,134,947
  #   Dialog Group Bhd................................. 3,268,618   1,373,767
  #   DiGi.Com Bhd..................................... 4,712,520   6,655,004
      DRB-Hicom Bhd.................................... 1,124,200     417,398
      Fraser & Neave Holdings Bhd......................    88,000     419,288
  #   Gamuda Bhd....................................... 1,937,700   2,443,588
  #   Genting Bhd...................................... 2,401,200   5,106,267
  #   Genting Malaysia Bhd............................. 3,855,800   4,305,514
  #   Genting Plantations Bhd..........................   317,000     860,751
      Guinness Anchor Bhd..............................   175,200     650,403
  #   HAP Seng Consolidated Bhd........................ 1,099,200   1,549,088
      Hartalega Holdings Bhd...........................   456,900   1,032,865
  #   Hong Leong Bank Bhd..............................   864,460   3,067,546
  #   Hong Leong Financial Group Bhd...................   608,529   2,521,208
  #   IHH Healthcare Bhd............................... 2,224,000   3,496,537
  #   IJM Corp. Bhd.................................... 3,610,681   6,429,566
  #   IOI Corp. Bhd.................................... 4,143,905   4,593,554
  #   IOI Properties Group Bhd......................... 2,090,943   1,044,375
      KPJ Healthcare Bhd...............................     9,850      11,074
  #   Kuala Lumpur Kepong Bhd..........................   562,800   3,237,074
  #   Kulim Malaysia Bhd...............................   548,200     358,183
  #   Lafarge Malaysia Bhd.............................   608,380   1,503,782
      LPI Capital Bhd..................................    25,950      96,711
      Magnum Bhd.......................................   486,300     343,066
  #   Malayan Banking Bhd.............................. 5,194,613  12,487,956
  #   Malaysia Airports Holdings Bhd................... 1,183,341   1,834,489
  #   Maxis Bhd........................................ 2,528,600   4,408,369
  #   MISC Bhd......................................... 1,779,698   3,628,534
  #   MMC Corp. Bhd.................................... 1,678,200     961,671
      Nestle Malaysia Bhd..............................   140,800   2,650,132
      Oriental Holdings Bhd............................    39,700      76,306
  *   Parkson Holdings Bhd.............................    28,423       9,979
      Petronas Chemicals Group Bhd..................... 3,412,000   5,717,354
      Petronas Dagangan Bhd............................   358,200   1,974,297
  #   Petronas Gas Bhd.................................   781,500   4,501,870
  #   PPB Group Bhd....................................   865,800   3,497,534
      Press Metal Bhd..................................   126,700      81,431
  #   Public Bank Bhd.................................. 3,110,414  15,451,005
  #   QL Resources Bhd.................................   630,900     697,139
  #   RHB Capital Bhd.................................. 1,184,279   2,302,464
  #   Sapurakencana Petroleum Bhd...................... 7,272,400   4,648,396
  *   Shell Refining Co. Federation of Malaya Bhd......    39,100      50,964
  #   Sime Darby Bhd................................... 3,198,729   7,295,932
      SP Setia Bhd Group...............................   730,752     582,767
      Sunway Bhd....................................... 1,824,000   1,654,362
  #*  Sunway Construction Group Bhd....................   182,400      56,277
  #   Telekom Malaysia Bhd............................. 1,224,964   2,098,303
      Tenaga Nasional Bhd.............................. 3,776,650  12,039,409
      UEM Sunrise Bhd.................................. 2,331,937     593,680
  #   UMW Holdings Bhd................................. 1,460,666   3,820,269

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
 MALAYSIA -- (Continued)
 #   UMW Oil & Gas Corp. Bhd..........................     30,400 $     10,957
     United Plantations Bhd...........................     61,000      439,001
 #   Westports Holdings Bhd...........................  1,114,900    1,167,200
 #   YTL Corp. Bhd.................................... 14,551,886    6,011,723
 #   YTL Power International Bhd......................  2,815,147    1,155,735
                                                                  ------------
 TOTAL MALAYSIA.......................................             189,621,210
                                                                  ------------
 MEXICO -- (5.4%)
     Alfa S.A.B. de C.V. Class A......................  6,233,630   12,384,080
     America Movil S.A.B. de C.V. Series L............ 43,269,797   42,081,472
     America Movil S.A.B. de C.V. Series L ADR........     22,528      436,593
     Arca Continental S.A.B. de C.V...................    758,321    4,554,397
 *   Cemex S.A.B. de C.V..............................  7,694,464    6,561,486
 *   Cemex S.A.B. de C.V. Sponsored ADR...............  1,626,890   13,828,562
     Coca-Cola Femsa S.A.B. de C.V. Series L..........    358,022    2,706,413
     Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR.....     19,866    1,500,876
     Controladora Comercial Mexicana S.A.B. de C.V....    758,975    2,228,996
 *   Corp. Interamericana de Entretenimiento S.A.B.
       de C.V. Class B................................      8,726        6,707
     El Puerto de Liverpool S.A.B. de C.V.............    181,160    2,124,336
 #   Fomento Economico Mexicano S.A.B. de C.V.........  1,793,669   16,275,215
     Fomento Economico Mexicano S.A.B. de C.V.
       Sponsored ADR..................................     26,477    2,399,875
     Gruma S.A.B. de C.V. Class B.....................    390,881    5,113,900
     Gruma S.A.B. de C.V. Sponsored ADR...............      1,694       88,545
     Grupo Aeroportuario del Pacifico S.A.B. de C.V.
       ADR............................................     13,041    1,028,674
     Grupo Aeroportuario del Pacifico S.A.B. de C.V.
       Class B........................................    320,328    2,527,833
     Grupo Aeroportuario del Sureste S.A.B. de C.V.
       ADR............................................     31,732    4,747,425
 *   Grupo Bimbo S.A.B. de C.V. Series A..............  1,925,343    5,159,740
     Grupo Carso S.A.B. de C.V. Series A1.............    812,665    3,687,444
 #   Grupo Comercial Chedraui SA de C.V...............    214,875      595,982
     Grupo Elektra S.A.B. de C.V......................     47,183    1,020,529
     Grupo Financiero Banorte S.A.B. de C.V...........  3,916,166   20,688,537
     Grupo Financiero Inbursa S.A.B. de C.V...........  2,813,515    6,373,517
     Grupo Financiero Santander Mexico S.A.B. de C.V.
       Class B........................................  3,265,943    5,829,544
     Grupo Financiero Santander Mexico S.A.B. de C.V.
       Class B ADR....................................     84,444      755,774
     Grupo Mexico S.A.B. de C.V. Series B.............  4,954,889   13,533,881
 *   Grupo Qumma SA de C.V. Series B..................      1,591           --
     Grupo Televisa S.A.B. Series CPO.................  2,706,263   18,851,883
     Grupo Televisa S.A.B. Sponsored ADR..............    127,100    4,430,706
 #*  Impulsora del Desarrollo y El Empleo en America
       Latina S.A.B. de C.V...........................  2,362,916    4,590,180
 #   Industrias Penoles S.A.B. de C.V.................    196,023    2,987,214
 #   Infraestructura Energetica Nova S.A.B. de C.V....    375,197    1,825,629
     Kimberly-Clark de Mexico S.A.B. de C.V. Class A..  2,224,203    5,164,154
     Megacable Holdings S.A.B. de C.V.................     49,957      202,525
     Mexichem S.A.B. de C.V...........................  2,326,981    6,816,664
 #*  Minera Frisco S.A.B. de C.V......................    783,633      464,952
 *   OHL Mexico S.A.B. de C.V.........................  1,084,079    1,774,896
     Organizacion Soriana S.A.B. de C.V. Class B......  1,103,275    2,197,991
 *   Promotora y Operadora de Infraestructura S.A.B.
       de C.V.........................................    299,137    3,431,280
 *   Savia SA Class A.................................    120,000           --

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
 MEXICO -- (Continued)
     Wal-Mart de Mexico S.A.B. de C.V.................  6,675,791 $ 16,183,485
                                                                  ------------
 TOTAL MEXICO.........................................             247,161,892
                                                                  ------------
 PERU -- (0.2%)
     Cementos Pacasmayo SAA ADR.......................      6,659       52,539
     Cia de Minas Buenaventura SAA ADR................    139,674      994,479
     Credicorp, Ltd...................................     74,731    9,857,019
     Grana y Montero SAA Sponsored ADR................     62,484      368,656
                                                                  ------------
 TOTAL PERU...........................................              11,272,693
                                                                  ------------
 PHILIPPINES -- (1.8%)
     Aboitiz Equity Ventures, Inc.....................  2,172,260    2,778,847
     Aboitiz Power Corp...............................  2,400,200    2,292,719
     Alliance Global Group, Inc.......................  6,494,500    3,207,833
     Ayala Corp.......................................    233,717    3,986,568
     Ayala Land, Inc..................................  7,849,318    6,414,033
     Bank of the Philippine Islands...................  1,416,923    2,940,569
     BDO Unibank, Inc.................................  2,393,171    5,256,768
     DMCI Holdings, Inc...............................  8,925,300    2,321,637
     Emperador, Inc...................................    579,700      111,619
     Energy Development Corp.......................... 23,796,000    3,727,817
     First Gen Corp...................................     49,300       27,873
 *   Fwbc Holdings, Inc...............................  2,006,957           --
     Globe Telecom, Inc...............................     49,940    2,817,342
     GT Capital Holdings, Inc.........................     45,340    1,388,475
     International Container Terminal Services, Inc...    840,480    2,018,522
     JG Summit Holdings, Inc..........................  1,226,170    1,941,769
     Jollibee Foods Corp..............................    560,480    2,327,359
     LT Group, Inc....................................  2,287,900      742,968
     Manila Electric Co...............................    256,520    1,675,782
     Megaworld Corp................................... 23,088,800    2,391,830
     Metro Pacific Investments Corp................... 22,662,600    2,403,487
     Metropolitan Bank & Trust Co.....................    856,505    1,653,506
     Petron Corp......................................    490,283      107,146
     Philippine Long Distance Telephone Co............     90,610    5,741,901
     Philippine Long Distance Telephone Co. Sponsored
       ADR............................................     50,043    3,220,267
 *   Philippine National Bank.........................    435,098      603,986
     Puregold Price Club, Inc.........................  1,246,700    1,008,790
     Robinsons Land Corp..............................  3,298,700    2,029,895
     Robinsons Retail Holdings, Inc...................    133,100      219,592
     San Miguel Corp..................................    876,170    1,078,206
     Semirara Mining and Power Corp...................    461,850    1,206,416
     SM Investments Corp..............................    180,142    3,518,145
     SM Prime Holdings, Inc...........................  8,586,810    4,023,856
 *   Top Frontier Investment Holdings, Inc............     42,789       74,607
     Travellers International Hotel Group, Inc........     75,600        8,811
     Universal Robina Corp............................  1,237,160    5,177,314
                                                                  ------------
 TOTAL PHILIPPINES....................................              80,446,255
                                                                  ------------
 POLAND -- (1.7%)
 *   Alior Bank SA....................................     57,482    1,318,695
     Asseco Poland SA.................................      8,070      123,223

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THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
  POLAND -- (Continued)
      Bank Handlowy w Warszawie SA.....................    40,721 $ 1,001,178
  *   Bank Millennium SA...............................   685,734   1,118,830
      Bank Pekao SA....................................   106,483   4,492,266
  *   Bank Zachodni WBK SA.............................    41,334   3,295,963
  #   CCC SA...........................................    25,137   1,285,301
  *   Cyfrowy Polsat SA................................   213,030   1,303,997
  #   Enea SA..........................................   310,769   1,214,535
      Energa SA........................................   108,844     587,175
      Eurocash SA......................................   112,176   1,289,321
  *   Getin Noble Bank SA..............................   826,711     264,856
  *   Grupa Azoty SA...................................    63,912   1,438,454
  *   Grupa Lotos SA...................................   137,497   1,149,440
      Grupa Zywiec SA..................................     6,000     566,079
      ING Bank Slaski SA...............................    35,012   1,163,438
      KGHM Polska Miedz SA.............................   408,675  10,270,160
  #   LPP SA...........................................       987   2,015,419
  #*  mBank SA.........................................    18,307   1,834,830
      Orange Polska SA.................................   952,055   2,051,616
      PGE Polska Grupa Energetyczna SA................. 1,548,510   7,274,981
      Polski Koncern Naftowy Orlen SA..................   499,304  10,069,563
      Polskie Gornictwo Naftowe i Gazownictwo SA....... 1,798,599   2,997,376
      Powszechna Kasa Oszczednosci Bank Polski SA...... 1,006,833   7,795,754
      Powszechny Zaklad Ubezpieczen SA.................    69,701   7,964,954
      Synthos SA.......................................   712,436     890,161
      Tauron Polska Energia SA......................... 2,120,002   2,130,247
      TVN SA...........................................   165,282     869,748
                                                                  -----------
  TOTAL POLAND.........................................            77,777,560
                                                                  -----------
  RUSSIA -- (2.0%)
      Eurasia Drilling Co., Ltd. GDR...................   115,795   1,806,962
      Gazprom PAO Sponsored ADR........................ 5,965,736  27,425,843
  *   Globaltrans Investment P.L.C.....................    28,394     102,076
      Lukoil PJSC Sponsored ADR........................   266,454  10,972,190
      Magnitogorsk Iron & Steel Works OJSC GDR.........   165,641     671,697
  *   Mail.ru Group, Ltd. GDR..........................    33,540     627,861
      MegaFon PJSC GDR.................................    33,477     414,253
      MMC Norilsk Nickel PJSC ADR......................   364,099   5,617,178
      Novolipetsk Steel OJSC GDR.......................    92,776   1,218,112
      O'Key Group SA GDR...............................    28,418      76,302
      Phosagro OAO GDR.................................    51,527     699,497
      Rosneft OAO GDR..................................   732,210   2,809,414
      Rostelecom PJSC Sponsored ADR....................    67,633     557,549
      RusHydro JSC ADR................................. 1,421,369   1,266,177
      Sberbank of Russia Sponsored ADR................. 2,878,991  14,164,425
      Severstal PAO GDR................................   216,701   2,440,938
      Tatneft OAO Sponsored ADR........................   266,980   7,817,205
      TMK OAO GDR......................................    29,680     115,064
      Uralkali PJSC GDR................................    96,257   1,270,855
      VimpelCom, Ltd...................................   561,643   3,246,296
      VTB Bank JSC GDR................................. 2,093,133   4,917,100

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
  RUSSIA -- (Continued)
  *   X5 Retail Group NV GDR...........................    79,227 $ 1,413,373
                                                                  -----------
  TOTAL RUSSIA.........................................            89,650,367
                                                                  -----------
  SOUTH AFRICA -- (8.4%)
  #*  African Bank Investments, Ltd....................   709,671       3,259
      African Rainbow Minerals, Ltd....................     9,294      51,057
  *   Anglo American Platinum, Ltd.....................    84,005   1,748,059
  *   AngloGold Ashanti, Ltd. Sponsored ADR............ 1,406,360   8,606,923
      Aspen Pharmacare Holdings, Ltd...................   461,906  13,525,866
      AVI, Ltd.........................................   247,747   1,561,594
  #   Barclays Africa Group, Ltd.......................   709,049  10,424,016
      Barloworld, Ltd..................................   159,445   1,131,216
      Bidvest Group, Ltd. (The)........................   600,294  14,576,660
      Capitec Bank Holdings, Ltd.......................    71,860   2,646,137
      Coronation Fund Managers, Ltd....................   291,608   1,783,713
      Discovery, Ltd...................................   622,566   6,670,703
      Distell Group, Ltd...............................    46,073     621,772
  #   Exxaro Resources, Ltd............................   201,416   1,189,811
      FirstRand, Ltd................................... 4,433,103  19,151,215
      Foschini Group, Ltd. (The).......................   344,696   3,916,586
      Gold Fields, Ltd. Sponsored ADR.................. 2,067,140   5,705,306
  *   Impala Platinum Holdings, Ltd....................   729,925   2,619,813
      Imperial Holdings, Ltd...........................   473,416   6,353,962
      Investec, Ltd....................................   569,417   5,156,434
  #   Kumba Iron Ore, Ltd..............................   105,932     906,247
      Liberty Holdings, Ltd............................   408,699   4,590,160
      Life Healthcare Group Holdings, Ltd.............. 1,943,306   5,734,005
      Massmart Holdings, Ltd...........................   160,469   1,699,918
      Mediclinic International, Ltd....................   662,909   5,898,113
      MMI Holdings, Ltd................................ 2,455,042   5,712,419
      Mondi, Ltd.......................................   243,323   5,822,478
      Mr Price Group, Ltd..............................   338,890   6,748,924
      MTN Group, Ltd................................... 2,409,064  40,107,917
      Nampak, Ltd......................................   904,286   2,276,376
      Naspers, Ltd. Class N............................   356,902  49,739,029
  #   Nedbank Group, Ltd...............................   453,574   9,028,146
      Netcare, Ltd..................................... 2,226,268   7,093,911
      Pick n Pay Stores, Ltd...........................   272,605   1,274,712
      Pioneer Foods, Ltd...............................   165,325   2,587,197
      PSG Group, Ltd...................................   111,066   1,753,029
      Sanlam, Ltd...................................... 2,770,690  14,637,691
      Santam, Ltd......................................    27,273     461,475
      Sasol, Ltd.......................................   130,693   4,511,637
      Sasol, Ltd. Sponsored ADR........................   671,725  23,161,078
      Shoprite Holdings, Ltd...........................   833,614  11,062,124
      Spar Group, Ltd. (The)...........................    97,855   1,530,207
      Standard Bank Group, Ltd......................... 1,661,327  19,951,111
  #   Steinhoff International Holdings, Ltd............ 3,065,957  18,536,921
      Telkom SA SOC, Ltd...............................   638,762   3,103,370
      Tiger Brands, Ltd................................   261,895   5,887,001
      Truworths International, Ltd.....................   871,835   5,891,883
      Tsogo Sun Holdings, Ltd..........................   311,671     587,913
      Vodacom Group, Ltd...............................   501,416   5,797,070

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
  SOUTH AFRICA -- (Continued)
      Woolworths Holdings, Ltd......................... 1,191,310 $  9,331,393
                                                                  ------------
  TOTAL SOUTH AFRICA...................................            382,867,557
                                                                  ------------
  SOUTH KOREA -- (14.3%)
      Amorepacific Corp................................    37,250   13,132,054
      AMOREPACIFIC Group...............................    32,358    5,398,625
      BNK Financial Group, Inc.........................   449,553    5,284,616
  #*  Celltrion, Inc...................................    63,129    4,183,379
  #*  Cheil Worldwide, Inc.............................    87,060    1,425,624
  #   CJ CGV Co., Ltd..................................    16,235    1,626,472
      CJ CheilJedang Corp..............................    16,081    5,658,918
      CJ Corp..........................................    29,629    7,759,148
  *   CJ E&M Corp......................................    24,136    1,528,992
  *   CJ Korea Express Co., Ltd........................     6,359      934,837
      CJ O Shopping Co., Ltd...........................       821      142,549
  #*  Com2uSCorp.......................................     7,996      851,385
      Cosmax, Inc......................................     6,294    1,092,529
      Coway Co., Ltd...................................    68,895    5,751,469
      Daelim Industrial Co., Ltd.......................    45,506    2,899,235
  #*  Daewoo Engineering & Construction Co., Ltd.......   133,508      788,350
  #   Daewoo International Corp........................    57,767    1,022,044
      Daewoo Securities Co., Ltd.......................   303,432    3,768,821
  #   Daewoo Shipbuilding & Marine Engineering Co.,
      Ltd..............................................   165,407      983,198
      DGB Financial Group, Inc.........................   237,816    2,281,857
      Dongbu Insurance Co., Ltd........................   103,732    4,931,202
      Dongsuh Cos Inc..................................    21,475      763,907
      Dongwon F&B Co., Ltd.............................       418      165,335
  #   Dongwon Systems Corp.............................     1,654      162,615
  #   Doosan Corp......................................    23,998    2,102,727
  #   Doosan Heavy Industries & Construction Co., Ltd..   115,996    1,990,603
  #*  Doosan Infracore Co., Ltd........................   266,467    1,734,666
      E-Mart Co., Ltd..................................    26,314    5,378,448
  #   Grand Korea Leisure Co., Ltd.....................    34,247      879,914
      Green Cross Corp.................................     3,237      608,695
      Green Cross Holdings Corp........................    16,365      574,884
  #*  GS Engineering & Construction Corp...............    78,050    1,746,207
      GS Holdings Corp.................................    82,906    3,229,420
  #   GS retail Co., Ltd...............................    20,207      902,654
      Halla Holdings Corp..............................     8,573      378,076
      Halla Visteon Climate Control Corp...............    35,000    1,086,987
      Hana Financial Group, Inc........................   480,088   11,978,877
      Hana Tour Service, Inc...........................     8,480    1,261,192
  #   Hanjin Kal Corp..................................    14,767      358,051
  #*  Hanjin Shipping Co., Ltd.........................    41,739      180,261
  #   Hankook Tire Co., Ltd............................   168,570    5,852,703
  *   Hanmi Pharm Co., Ltd.............................     2,986    1,027,106
  #*  Hanmi Science Co., Ltd...........................     6,773      756,382
      Hansae Co., Ltd..................................    12,920      574,967
      Hanssem Co., Ltd.................................    12,013    3,054,380
  #   Hanwha Chemical Corp.............................   160,888    2,845,084
  #   Hanwha Corp......................................    84,014    3,414,835
      Hanwha Life Insurance Co., Ltd...................   429,185    3,056,661
  *   Hanwha Techwin Co., Ltd..........................    38,062    1,239,395

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES    VALUE++
                                                         ------- -----------
   SOUTH KOREA -- (Continued)
   #   Hite Jinro Co., Ltd..............................  33,704 $   645,496
   #   Hotel Shilla Co., Ltd............................  34,638   3,725,251
       Hyosung Corp.....................................  58,732   7,165,872
       Hyundai Department Store Co., Ltd................  23,924   3,021,451
       Hyundai Development Co...........................  57,555   3,460,569
   #*  Hyundai Elevator Co., Ltd........................  10,664     724,316
       Hyundai Engineering & Construction Co., Ltd...... 122,253   3,595,992
       Hyundai Glovis Co., Ltd..........................  20,993   3,504,997
       Hyundai Greenfood Co., Ltd.......................  44,457     917,935
   #*  Hyundai Heavy Industries Co., Ltd................  67,552   5,603,208
       Hyundai Marine & Fire Insurance Co., Ltd......... 152,900   4,150,710
       Hyundai Mobis Co., Ltd...........................  57,294  10,452,514
       Hyundai Motor Co................................. 175,016  22,295,311
   #*  Hyundai Rotem Co., Ltd...........................  26,341     395,268
       Hyundai Securities Co., Ltd...................... 214,176   1,572,758
       Hyundai Steel Co................................. 142,118   7,094,596
   #   Hyundai Wia Corp.................................  25,664   2,352,799
       Industrial Bank of Korea......................... 495,480   5,863,701
       IS Dongseo Co., Ltd..............................  11,743     826,020
       Kangwon Land, Inc................................  93,708   3,422,781
       KB Financial Group, Inc.......................... 320,980  10,084,524
       KB Financial Group, Inc. ADR..................... 105,114   3,310,040
       KB Insurance Co., Ltd............................  53,769   1,295,799
   #   KCC Corp.........................................   7,217   3,016,968
   #   KEPCO Engineering & Construction Co., Inc........   8,507     204,915
       KEPCO Plant Service & Engineering Co., Ltd.......  27,560   2,768,762
       Kia Motors Corp.................................. 291,614  10,938,789
   #   Kolon Industries, Inc............................  11,973     558,592
       Korea Aerospace Industries, Ltd..................  38,065   3,183,428
       Korea Electric Power Corp........................ 220,479   9,533,274
       Korea Electric Power Corp. Sponsored ADR.........  71,817   1,547,656
       Korea Gas Corp...................................  39,393   1,423,042
       Korea Investment Holdings Co., Ltd...............  55,573   2,964,711
   #   Korea Kolmar Co., Ltd............................  17,009   1,489,085
       Korea Zinc Co., Ltd..............................   6,491   2,742,536
   *   Korean Air Lines Co., Ltd........................  62,211   1,866,408
   *   KT Corp..........................................  68,477   1,789,243
   #*  KT Corp. Sponsored ADR........................... 112,055   1,464,559
       KT&G Corp........................................ 131,053  12,346,623
   #   Kumho Petrochemical Co., Ltd.....................  17,388     901,057
   #*  Kwangju Bank.....................................  26,713     173,484
       LG Chem, Ltd.....................................  41,392   8,849,765
       LG Corp.......................................... 129,215   6,414,598
       LG Display Co., Ltd.............................. 363,272   6,866,496
       LG Display Co., Ltd. ADR......................... 674,074   6,450,888
   #   LG Electronics, Inc.............................. 347,285  12,041,396
   #   LG Household & Health Care, Ltd..................  11,640   8,523,739
   #   LG Innotek Co., Ltd..............................  28,981   2,030,313
       LG International Corp............................   1,958      48,320
       LG Uplus Corp.................................... 539,707   5,331,248
       Loen Entertainment, Inc..........................   4,371     334,171
       Lotte Chemical Corp..............................  13,829   3,079,618
       Lotte Chilsung Beverage Co., Ltd.................     626   1,209,971

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES    VALUE++
                                                         ------- -----------
   SOUTH KOREA -- (Continued)
       Lotte Confectionery Co., Ltd.....................     362 $   605,244
       LOTTE Himart Co., Ltd............................   2,799     153,348
       Lotte Shopping Co., Ltd..........................  17,857   3,848,268
   #   LS Corp..........................................  21,498     721,886
       LS Industrial Systems Co., Ltd...................   6,817     304,880
       Macquarie Korea Infrastructure Fund.............. 449,500   3,034,985
   #   Mando Corp.......................................   9,354     892,581
       Medy-Tox, Inc....................................   4,910   2,228,859
       Meritz Finance Group, Inc........................  27,979     381,998
   #   Meritz Fire & Marine Insurance Co., Ltd..........  47,885     664,638
   #   Meritz Securities Co., Ltd....................... 161,344     805,399
       Mirae Asset Securities Co., Ltd..................  29,548   1,113,422
   #*  Muhak Co., Ltd...................................   9,957     456,436
       NAVER Corp.......................................  33,216  14,856,904
       NCSoft Corp......................................  11,900   2,231,615
       NH Investment & Securities Co., Ltd.............. 176,033   1,636,851
   #   NongShim Co., Ltd................................   3,804   1,010,961
   #   OCI Co., Ltd.....................................  28,258   2,342,597
       Orion Corp.......................................   4,434   4,383,049
       Ottogi Corp......................................     911     641,744
   #   Paradise Co., Ltd................................  26,633     538,687
       POSCO............................................  58,504   9,750,906
       POSCO ADR........................................  80,743   3,352,449
       S-1 Corp.........................................  14,503   1,046,143
       S-Oil Corp.......................................  52,028   2,796,973
   #   Samlip General Foods Co., Ltd....................   2,676     795,123
       Samsung C&T Corp................................. 125,129   6,031,332
       Samsung Card Co., Ltd............................  36,587   1,209,687
       Samsung Electro-Mechanics Co., Ltd...............  94,120   4,364,966
       Samsung Electronics Co., Ltd.....................  87,089  88,356,672
       Samsung Electronics Co., Ltd. GDR................  49,946  25,305,048
   #*  Samsung Engineering Co., Ltd.....................  20,417     510,655
       Samsung Fire & Marine Insurance Co., Ltd.........  45,706  10,933,691
   #   Samsung Heavy Industries Co., Ltd................ 296,549   3,502,104
       Samsung Life Insurance Co., Ltd..................  68,654   6,276,070
       Samsung SDI Co., Ltd.............................  72,952   5,356,820
       Samsung Securities Co., Ltd......................  78,841   3,552,109
   #   Samyang Holdings Corp............................   3,274     537,336
   #*  Sansung Life & Science Co., Ltd..................  13,680     865,294
   *   Seoul Semiconductor Co., Ltd.....................  18,042     244,283
       Shinhan Financial Group Co., Ltd................. 344,099  12,314,316
       Shinhan Financial Group Co., Ltd. ADR............  86,082   3,092,065
       Shinsegae Co., Ltd...............................  13,243   2,354,413
       SK C&C Co., Ltd..................................  11,163   2,929,610
   #   SK Chemicals Co., Ltd............................   9,179     555,269
       SK Holdings Co., Ltd.............................  78,528  15,130,525
       SK Hynix, Inc.................................... 695,656  21,969,085
   *   SK Innovation Co., Ltd........................... 104,779   8,947,487
   #   SK Networks Co., Ltd............................. 149,170     924,618
       SK Telecom Co., Ltd..............................   9,682   2,077,890
       Woori Bank....................................... 545,320   4,451,687
       Woori Bank Sponsored ADR.........................   1,026      25,008
   #   Young Poong Corp.................................     366     426,592

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
 SOUTH KOREA -- (Continued)
 #   Youngone Corp....................................     20,576 $  1,028,943
     Yuhan Corp.......................................      4,805    1,109,175
                                                                  ------------
 TOTAL SOUTH KOREA....................................             649,304,595
                                                                  ------------
 TAIWAN -- (14.3%)
 #*  Acer, Inc........................................  4,957,811    2,057,276
 #   Advanced Semiconductor Engineering, Inc..........  7,018,929    8,148,456
     Advanced Semiconductor Engineering, Inc. ADR.....     77,739      435,338
 #   Advantech Co., Ltd...............................    380,254    2,564,359
 #   Airtac International Group.......................    122,850      565,988
     Asia Cement Corp.................................  4,024,758    4,414,310
 #   Asustek Computer, Inc............................  1,172,180   10,593,440
 #   AU Optronics Corp................................ 23,018,873    7,396,341
 #   AU Optronics Corp. Sponsored ADR.................    326,626    1,087,665
     Casetek Holdings, Ltd............................    249,000    1,412,060
 #   Catcher Technology Co., Ltd......................    996,429   10,984,885
 #   Cathay Financial Holding Co., Ltd................  6,907,450   11,164,445
 #   Cathay Real Estate Development Co., Ltd..........    797,000      384,906
 #   Chailease Holding Co., Ltd.......................    850,840    1,778,055
     Chang Hwa Commercial Bank, Ltd...................  7,059,963    3,946,037
 #   Cheng Shin Rubber Industry Co., Ltd..............  2,462,965    4,757,274
 #   Cheng Uei Precision Industry Co., Ltd............    384,109      537,302
     Chicony Electronics Co., Ltd.....................    927,871    2,408,516
 *   China Airlines, Ltd..............................  7,815,536    3,473,463
 #   China Development Financial Holding Corp......... 22,652,121    7,459,209
 #   China Life Insurance Co., Ltd....................  4,821,176    4,862,221
     China Motor Corp.................................    649,000      471,998
 *   China Petrochemical Development Corp.............  1,219,613      334,024
 #   China Steel Chemical Corp........................    135,000      494,580
 #   China Steel Corp................................. 13,637,932    9,758,308
     Chipbond Technology Corp.........................  1,370,000    2,059,440
     Chroma ATE, Inc..................................     43,000       87,254
     Chunghwa Telecom Co., Ltd........................  1,451,000    4,511,444
     Chunghwa Telecom Co., Ltd. ADR...................    246,757    7,661,805
     Clevo Co.........................................    560,075      555,029
 #   Compal Electronics, Inc..........................  8,981,541    6,054,340
 #   CTBC Financial Holding Co., Ltd.................. 14,171,117   10,277,438
 #   CTCI Corp........................................    829,000    1,258,381
 #   Delta Electronics, Inc...........................  2,138,366   10,518,557
     E.Sun Financial Holding Co., Ltd................. 11,855,636    7,205,976
 #   Eclat Textile Co., Ltd...........................    222,644    3,257,136
 #   Epistar Corp.....................................  1,764,000    1,534,470
 #   Eternal Materials Co., Ltd.......................    433,510      422,456
 *   Eva Airways Corp.................................  4,577,324    3,304,890
     Evergreen Marine Corp. Taiwan, Ltd...............  3,536,261    1,697,875
 #   Far Eastern Department Stores Ltd................  1,812,592    1,024,884
     Far Eastern New Century Corp.....................  5,552,085    5,231,105
     Far EasTone Telecommunications Co., Ltd..........  2,301,000    5,383,118
     Farglory Land Development Co., Ltd...............    535,393      503,398
 #   Feng TAY Enterprise Co., Ltd.....................    388,120    2,171,751

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- -----------
  TAIWAN -- (Continued)
      First Financial Holding Co., Ltd................. 11,665,547 $ 6,289,085
      Formosa Chemicals & Fibre Corp...................  3,443,518   8,159,400
      Formosa International Hotels Corp................     52,406     369,700
      Formosa Petrochemical Corp.......................  1,069,000   2,521,565
      Formosa Plastics Corp............................  4,271,153   9,473,999
      Formosa Taffeta Co., Ltd.........................    848,000     801,137
  #   Foxconn Technology Co., Ltd......................  1,270,198   3,857,967
      Fubon Financial Holding Co., Ltd.................  8,051,233  14,688,840
  #   Giant Manufacturing Co., Ltd.....................    330,506   2,790,263
  #   Gigasolar Materials Corp.........................     25,800     420,456
  #   Ginko International Co., Ltd.....................     45,000     420,586
      Gourmet Master Co., Ltd..........................     39,000     181,111
  #   HannStar Display Corp............................  5,668,660     704,328
  #   Highwealth Construction Corp.....................  1,331,300   2,739,277
  #   Hiwin Technologies Corp..........................    230,788   1,430,510
  #   Hon Hai Precision Industry Co., Ltd.............. 14,071,302  40,466,699
      Hotai Motor Co., Ltd.............................    293,000   3,757,815
  #*  HTC Corp.........................................  1,117,235   2,451,563
      Hua Nan Financial Holdings Co., Ltd..............  9,974,812   5,666,196
  #   Innolux Corp..................................... 22,639,241   7,870,667
  #*  Inotera Memories, Inc............................  6,781,000   4,091,448
      Inventec Corp....................................  4,753,551   2,705,532
  #   Kenda Rubber Industrial Co., Ltd.................  1,034,091   1,599,142
  #   King Slide Works Co., Ltd........................     64,000     741,271
      King Yuan Electronics Co., Ltd...................  1,471,000     992,206
  #   King's Town Bank Co., Ltd........................  1,204,000   1,007,254
  #   Kinsus Interconnect Technology Corp..............    770,000   1,513,384
      Largan Precision Co., Ltd........................    128,860  13,091,871
      LCY Chemical Corp................................    434,123     254,533
  #   Lite-On Technology Corp..........................  4,470,741   4,914,299
  #   Lung Yen Life Service Corp.......................    147,000     358,624
  #   Makalot Industrial Co., Ltd......................    188,000   1,605,880
  #   MediaTek, Inc....................................  1,297,995  13,644,737
      Mega Financial Holding Co., Ltd.................. 10,715,904   9,157,954
  #   Merida Industry Co., Ltd.........................    246,287   1,529,934
  #   Micro-Star International Co., Ltd................    588,000     540,479
  *   Nan Kang Rubber Tire Co., Ltd....................    534,780     475,837
      Nan Ya Plastics Corp.............................  3,785,599   7,727,321
  #   Nan Ya Printed Circuit Board Corp................    288,000     295,265
  #   Novatek Microelectronics Corp....................  1,070,000   3,881,380
  #   PChome Online, Inc...............................     91,000   1,264,428
      Pegatron Corp....................................  4,286,345  12,047,702
  #   Phison Electronics Corp..........................    190,000   1,367,053
      Pou Chen Corp....................................  3,837,487   5,450,845
      Powertech Technology, Inc........................  1,989,819   3,731,370
      President Chain Store Corp.......................    787,831   5,729,793
  #   Quanta Computer, Inc.............................  2,617,000   5,066,699
  #   Radiant Opto-Electronics Corp....................    844,170   2,515,027
  #   Realtek Semiconductor Corp.......................    735,950   1,447,584
  #   Ruentex Development Co., Ltd.(6748423)...........  1,225,351   1,550,934
      Ruentex Industries, Ltd..........................    873,182   1,828,933
  *   Sanyang Motor Co., Ltd...........................    542,000     384,470

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
 TAIWAN -- (Continued)
 #   ScinoPharm Taiwan, Ltd...........................    255,257 $    270,923
 #   Shin Kong Financial Holding Co., Ltd............. 13,837,661    4,051,580
 #   Siliconware Precision Industries Co., Ltd........  5,387,324    6,117,425
 #   Siliconware Precision Industries Co., Ltd.
     Sponsored ADR....................................     67,173      380,199
 #   Simplo Technology Co., Ltd.......................    522,000    2,148,379
 #   SinoPac Financial Holdings Co., Ltd.............. 14,933,553    6,367,796
 #   St Shine Optical Co., Ltd........................     52,000      676,609
 #   Standard Foods Corp..............................    382,394    1,156,521
 #   Synnex Technology International Corp.............  1,391,756    1,676,633
     Tainan Spinning Co., Ltd.........................    320,412      148,205
     Taishin Financial Holding Co., Ltd............... 20,279,197    8,032,062
 *   Taiwan Business Bank.............................  6,505,145    1,896,706
     Taiwan Cement Corp...............................  7,207,720    7,803,164
     Taiwan Cooperative Financial Holding Co., Ltd....  9,825,896    4,931,612
 #   Taiwan FamilyMart Co., Ltd.......................     72,000      492,165
 #   Taiwan Fertilizer Co., Ltd.......................  1,308,000    1,917,168
 #*  Taiwan Glass Industry Corp.......................  1,537,253      694,745
     Taiwan Mobile Co., Ltd...........................  1,960,300    6,482,974
 #   Taiwan Secom Co., Ltd............................    319,670      960,647
 #   Taiwan Semiconductor Manufacturing Co., Ltd...... 25,188,808  110,075,312
     Taiwan Semiconductor Manufacturing Co., Ltd.
     Sponsored ADR....................................  1,045,829   23,123,279
     Teco Electric and Machinery Co., Ltd.............  3,174,000    2,492,872
 #   Ton Yi Industrial Corp...........................  1,328,000      646,736
 #   TPK Holding Co., Ltd.............................    441,000    1,508,371
     Transcend Information, Inc.......................    258,181      769,283
 #   Tripod Technology Corp...........................    713,870    1,123,324
 #   TSRC Corp........................................    682,965      474,901
     U-Ming Marine Transport Corp.....................    723,860      928,356
     Uni-President Enterprises Corp...................  7,057,725   12,417,784
 #   Unimicron Technology Corp........................  2,304,896    1,088,404
 #   United Microelectronics Corp..................... 32,241,000   11,524,168
 #   Vanguard International Semiconductor Corp........  1,583,000    1,858,115
 *   Walsin Lihwa Corp................................  4,619,000    1,022,603
     Wan Hai Lines, Ltd...............................  1,362,800    1,143,147
 *   Winbond Electronics Corp.........................  6,597,000    1,453,411
     Wintek Corp......................................    604,760       13,146
 #   Wistron Corp.....................................  3,963,420    2,593,719
     WPG Holdings, Ltd................................  2,818,869    3,203,104
     Yageo Corp.......................................  1,210,278    1,727,371
 *   Yang Ming Marine Transport Corp..................  3,045,300    1,047,675
 #   Yuanta Financial Holding Co., Ltd................ 13,334,966    6,337,415
 #   Yulon Motor Co., Ltd.............................  1,431,000    1,396,532
 #   Yungtay Engineering Co., Ltd.....................    122,000      192,296
 #   Zhen Ding Technology Holding, Ltd................    699,700    2,170,577
                                                                  ------------
 TOTAL TAIWAN.........................................             650,322,970
                                                                  ------------
 THAILAND -- (2.7%)
     Advanced Info Service PCL........................  1,382,400    9,805,646
     Airports of Thailand PCL.........................    555,100    4,630,427
     Bangchak Petroleum PCL (The).....................    880,600      855,740
     Bangkok Bank PCL(6077019)........................    271,700    1,279,677
     Bangkok Bank PCL(6368360)........................    300,300    1,414,379
     Bangkok Dusit Medical Services PCL...............  5,397,600    3,078,217

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- -----------
  THAILAND -- (Continued)
      Bangkok Land PCL.................................  2,999,000 $   124,231
      Bangkok Life Assurance PCL.......................    663,700     922,721
      Banpu PCL........................................  1,565,500   1,110,441
      BEC World PCL....................................    955,300     975,764
      Berli Jucker PCL.................................  1,029,500     971,226
      Big C Supercenter PCL(6368434)...................    433,500   2,256,980
      Big C Supercenter PCL(6763932)...................     24,600     128,078
      Bumrungrad Hospital PCL..........................    351,600   2,035,080
      Central Pattana PCL..............................  1,714,700   2,298,754
      Central Plaza Hotel PCL..........................  1,046,100   1,105,610
      CH Karnchang PCL.................................    618,700     456,411
      Charoen Pokphand Foods PCL.......................  3,356,000   1,990,081
      CP ALL PCL.......................................  4,173,400   5,683,734
      Delta Electronics Thailand PCL...................    564,200   1,288,639
      Electricity Generating PCL.......................    296,100   1,289,583
      Energy Absolute PCL..............................    899,000     545,853
      Glow Energy PCL..................................    807,200   2,044,052
      Home Product Center PCL..........................  8,734,613   1,548,910
      Indorama Ventures PCL............................  2,617,500   1,968,045
      Intouch Holdings PCL.............................    783,200   1,816,615
      IRPC PCL......................................... 12,389,200   1,476,369
  *   Italian-Thai Development PCL.....................  1,057,800     220,594
      Jasmine International PCL........................  5,419,200     768,790
      Kasikornbank PCL(6364766)........................    189,700     958,054
      Kasikornbank PCL(6888794)........................  1,146,600   5,807,011
      Krung Thai Bank PCL..............................  8,825,887   4,382,268
      Land & Houses PCL(6581930).......................    790,000     179,316
      Land & Houses PCL(6581941).......................  3,769,640     850,295
      Minor International PCL..........................  1,359,570   1,128,314
      MK Restaurants Group PCL.........................    298,900     479,156
      Pruksa Real Estate PCL...........................  1,907,000   1,303,978
      PTT Exploration & Production PCL(B1359J0)........  2,246,855   5,960,588
      PTT Exploration & Production PCL(B1359L2)........     65,409     173,521
      PTT Global Chemical PCL..........................  2,972,472   5,207,835
      PTT PCL..........................................  1,537,700  14,223,016
      Ratchaburi Electricity Generating Holding PCL....    804,300   1,226,589
      Robinson Department Store PCL....................    485,500     585,438
      Siam Cement PCL (The)(6609906)...................    166,400   2,502,256
      Siam Cement PCL (The)(6609928)...................    221,300   3,302,704
      Siam City Cement PCL.............................    163,213   1,694,877
      Siam Commercial Bank PCL (The)...................  1,276,566   5,505,406
      Siam Global House PCL............................    811,332     186,460
      Supalai PCL......................................    577,900     280,383
      Thai Oil PCL.....................................  1,272,100   1,741,490
      Thai Union Frozen Products PCL...................  2,172,540   1,165,016
      Thaicom PCL......................................    757,900     779,511
      Thanachart Capital PCL...........................    709,500     629,079
      TMB Bank PCL..................................... 26,577,100   1,764,517
      Total Access Communication PCL(B1YWK08)..........  1,047,100   2,087,070
      Total Access Communication PCL(B231MK7)..........    214,100     426,742
      TPI Polene PCL................................... 17,892,300   1,177,760
  *   True Corp. PCL...................................  8,890,993   2,724,435

THE EMERGING MARKETS SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
 THAILAND -- (Continued)
     TTW PCL.......................................... 2,207,100 $      720,149
                                                                 --------------
 TOTAL THAILAND.......................................              123,243,881
                                                                 --------------
 TURKEY -- (1.7%)
     Akbank TAS....................................... 2,195,344      5,860,893
 #   Akcansa Cimento A.S..............................    64,538        365,305
 #   Anadolu Efes Biracilik Ve Malt Sanayii A.S.......   232,760      1,825,587
 #   Arcelik A.S......................................   490,188      2,580,212
 #   Aselsan Elektronik Sanayi Ve Ticaret A.S.........   125,237        677,180
     BIM Birlesik Magazalar A.S.......................   315,509      5,347,113
 #   Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S..    29,778         88,652
 #   Coca-Cola Icecek A.S.............................    93,225      1,338,249
     Enka Insaat ve Sanayi A.S........................   514,746        931,432
 #   Eregli Demir ve Celik Fabrikalari TAS............ 2,929,899      4,387,719
     Ford Otomotiv Sanayi A.S.........................   104,276      1,237,886
 #   Kardemir Karabuk Demir Celik Sanayi ve Ticaret
       A.S. Class D...................................   672,187        358,314
     KOC Holding A.S..................................   583,318      2,587,124
 #   Koza Altin Isletmeleri A.S.......................    95,834        806,363
 #*  Migros Ticaret A.S...............................    43,765        325,299
 #*  Petkim Petrokimya Holding A.S....................   467,930        701,280
     Soda Sanayii A.S.................................   177,200        290,688
     TAV Havalimanlari Holding A.S....................   236,717      1,798,360
     Tofas Turk Otomobil Fabrikasi A.S................   187,470      1,227,868
 *   Tupras Turkiye Petrol Rafinerileri A.S...........   178,926      4,643,727
 #*  Turk Hava Yollari AO............................. 1,691,682      5,502,069
     Turk Telekomunikasyon A.S........................   631,245      1,567,080
 #   Turk Traktor ve Ziraat Makineleri A.S............    19,321        506,668
 #   Turkcell Iletisim Hizmetleri A.S................. 1,037,856      4,750,005
 #   Turkcell Iletisim Hizmetleri A.S. ADR............    73,838        847,660
     Turkiye Garanti Bankasi A.S...................... 2,598,364      7,664,258
 #   Turkiye Halk Bankasi A.S......................... 2,092,966      9,106,989
 #   Turkiye Is Bankasi............................... 2,548,532      4,955,836
     Turkiye Sinai Kalkinma Bankasi A.S...............    40,017         25,183
     Turkiye Sise ve Cam Fabrikalari A.S.............. 2,206,047      2,489,932
 #   Turkiye Vakiflar Bankasi Tao..................... 1,377,350      2,072,969
 #   Ulker Biskuvi Sanayi A.S.........................   207,961      1,155,994
 #   Yapi ve Kredi Bankasi A.S........................   986,833      1,353,271
                                                                 --------------
 TOTAL TURKEY.........................................               79,377,165
                                                                 --------------
 TOTAL COMMON STOCKS..................................            4,244,896,633
                                                                 --------------
 PREFERRED STOCKS -- (2.4%)
 BRAZIL -- (2.3%)
     AES Tiete SA.....................................    88,898        475,133
     Banco Bradesco SA................................ 2,812,914     22,411,628
     Braskem SA Class A...............................    73,800        270,288
     Centrais Eletricas Brasileiras SA Class B........   165,100        411,792
     Cia Brasileira de Distribuicao...................   195,309      4,278,151
     Cia de Gas de Sao Paulo - COMGAS Class A.........     9,522        115,078
     Cia de Transmissao de Energia Eletrica Paulista..    62,158        752,297
     Cia Energetica de Minas Gerais................... 1,161,624      3,202,656
     Cia Energetica de Sao Paulo Class B..............   241,610      1,349,903

THE EMERGING MARKETS SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
BRAZIL -- (Continued)
      Cia Paranaense de Energia......................     78,600 $      809,886
      Empresa Nacional de Comercio Redito e
        Participacoes SA.............................        380          4,106
      Gerdau SA......................................    836,068      1,440,675
      Itau Unibanco Holding SA.......................  3,760,970     33,040,780
      Itau Unibanco Holding SA ADR...................    141,521      1,228,402
      Lojas Americanas SA............................    667,783      3,362,367
*     Petroleo Brasileiro SA.........................  1,275,100      3,910,265
*     Petroleo Brasileiro SA Sponsored ADR...........  1,791,306     11,016,532
      Suzano Papel e Celulose SA Class A.............    617,771      3,029,359
      Telefonica Brasil SA...........................    426,174      5,617,264
      Usinas Siderurgicas de Minas Gerais SA Class A.    484,962        556,638
      Vale SA........................................  1,744,491      7,464,126
      Vale SA Sponsored ADR..........................    377,072      1,617,639
                                                                 --------------
TOTAL BRAZIL.........................................               106,364,965
                                                                 --------------
CHILE -- (0.0%)
      Embotelladora Andina SA Class B................    100,367        283,667
                                                                 --------------
COLOMBIA -- (0.1%)
      Banco Davivienda SA............................    152,549      1,402,603
      Bancolombia SA.................................     30,330        291,294
      Grupo Argos SA.................................     15,531         89,196
      Grupo Aval Acciones y Valores SA...............  3,054,222      1,315,012
      Grupo de Inversiones Suramericana SA...........    101,172      1,285,728
                                                                 --------------
TOTAL COLOMBIA.......................................                 4,383,833
                                                                 --------------
TOTAL PREFERRED STOCKS...............................               111,032,465
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
SOUTH KOREA -- (0.0%)
#*    Meritz Securities Co., Ltd. Rights 08/21/15....     45,396         61,296
                                                                 --------------
TAIWAN -- (0.0%)
*     First Financial Holdings, Ltd. Rights 09/11/15.  1,419,582        103,417
      Ruentex Development Co., Ltd.()................    164,360          6,247
                                                                 --------------
TOTAL TAIWAN.........................................                   109,664
                                                                 --------------
THAILAND -- (0.0%)
*     Jasmine International PCL Warrants 07/05/20....  2,503,431        100,862
                                                                 --------------
TOTAL RIGHTS/WARRANTS................................                   271,822
                                                                 --------------
BONDS -- (0.0%)
INDIA -- (0.0%)
      NTPC, Ltd., 8.490%............................. 19,584,025         38,485
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (4.3%)
(S)@  DFA Short Term Investment Fund................. 16,725,441    193,513,357
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,832,923,823)^^............................            $4,549,752,762
                                                                 ==============

THE EMERGING MARKETS SERIES
CONTINUED

Summary of the Series' investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                               -------------- -------------- ------- --------------
Common Stocks
   Brazil..................... $  234,912,311             --   --    $  234,912,311
   Chile......................     29,141,155 $   38,018,151   --        67,159,306
   China......................    130,389,280    529,226,816   --       659,616,096
   Colombia...................     24,629,134             --   --        24,629,134
   Czech Republic.............             --      9,034,521   --         9,034,521
   Egypt......................      1,057,249      4,933,220   --         5,990,469
   Greece.....................             --     16,100,814   --        16,100,814
   Hungary....................             --     11,978,227   --        11,978,227
   India......................     36,196,059    464,443,132   --       500,639,191
   Indonesia..................      3,229,310    130,561,109   --       133,790,419
   Malaysia...................         56,277    189,564,933   --       189,621,210
   Mexico.....................    247,161,892             --   --       247,161,892
   Peru.......................     11,272,693             --   --        11,272,693
   Philippines................      3,220,267     77,225,988   --        80,446,255
   Poland.....................             --     77,777,560   --        77,777,560
   Russia.....................      3,424,674     86,225,693   --        89,650,367
   South Africa...............     37,473,307    345,394,250   --       382,867,557
   South Korea................     34,373,190    614,931,405   --       649,304,595
   Taiwan.....................     32,688,286    617,634,684   --       650,322,970
   Thailand...................    123,243,881             --   --       123,243,881
   Turkey.....................        847,660     78,529,505   --        79,377,165
Preferred Stocks
   Brazil.....................    106,364,965             --   --       106,364,965
   Chile......................             --        283,667   --           283,667
   Colombia...................      4,383,833             --   --         4,383,833
Rights/Warrants
   South Korea................             --         61,296   --            61,296
   Taiwan.....................          6,247        103,417   --           109,664
   Thailand...................             --        100,862   --           100,862
Bonds
   India......................             --         38,485   --            38,485
Securities Lending Collateral.             --    193,513,357   --       193,513,357
                               -------------- --------------   --    --------------
TOTAL......................... $1,064,071,670 $3,485,681,092   --    $4,549,752,762
                               ============== ==============   ==    ==============

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2015
                                  (UNAUDITED)

                                                          SHARES      VALUE+
                                                         --------- ------------
COMMON STOCKS -- (95.2%)
Consumer Discretionary -- (18.5%)
*   1-800-Flowers.com, Inc. Class A.....................    44,330 $    441,083
    A. H. Belo Corp. Class A............................    14,556       74,963
    Aaron's, Inc........................................     4,830      178,613
#   Arctic Cat, Inc.....................................     3,436       98,304
#*  Ascent Capital Group, Inc. Class A..................     8,564      334,253
#   Autoliv, Inc........................................     9,404      989,301
*   Ballantyne Strong, Inc..............................     9,030       41,087
*   Barnes & Noble, Inc.................................    12,200      320,738
    Bassett Furniture Industries, Inc...................     2,900       95,091
    Beasley Broadcast Group, Inc. Class A...............     9,471       41,057
*   Beazer Homes USA, Inc...............................     4,326       82,973
*   Belmond, Ltd. Class A...............................    75,198      910,648
    Best Buy Co., Inc...................................   197,800    6,386,962
    Big 5 Sporting Goods Corp...........................     8,501       93,596
*   Biglari Holdings, Inc...............................         8        3,478
*   BJ's Restaurants, Inc...............................    25,971    1,339,065
#   Bob Evans Farms, Inc................................    52,387    2,615,159
#   Bon-Ton Stores, Inc. (The)..........................     2,986       13,049
*   Books-A-Million, Inc................................     8,187       26,362
*   Build-A-Bear Workshop, Inc..........................    25,874      451,501
#*  Cabela's, Inc.......................................    53,051    2,357,056
*   Cable One, Inc......................................     5,780    2,399,972
    Caleres, Inc........................................    74,697    2,467,989
#   Callaway Golf Co....................................    38,543      353,054
*   Cambium Learning Group, Inc.........................    37,733      177,345
    Canterbury Park Holding Corp........................     2,755       29,231
    Carnival Corp.......................................   489,649   26,093,395
#   Carriage Services, Inc..............................    20,916      502,611
*   Cavco Industries, Inc...............................     7,600      555,408
    CBS Corp. Class A...................................    28,263    1,575,097
    CBS Corp. Class B...................................   201,625   10,780,889
#*  Christopher & Banks Corp............................    56,231      181,626
    Churchill Downs, Inc................................     7,682    1,037,531
*   Citi Trends, Inc....................................     3,415       81,311
    Columbia Sportswear Co..............................     8,634      617,676
    Comcast Corp. Class A............................... 3,446,875  215,119,469
#   Comcast Corp. Special Class A....................... 1,088,341   67,847,178
#*  Conn's, Inc.........................................    25,450      878,534
#   Core-Mark Holding Co., Inc..........................    48,118    3,058,861
    CSS Industries, Inc.................................    11,752      333,639
    CST Brands, Inc.....................................    50,181    1,900,856
    Culp, Inc...........................................    10,036      303,589
*   Delta Apparel, Inc..................................     7,532       92,568
    Destination Maternity Corp..........................       200        1,974
#   DeVry Education Group, Inc..........................     8,757      266,038
#   Dillard's, Inc. Class A.............................   120,300   12,256,164
*   Discovery Communications, Inc.......................     3,762      113,989
*   Discovery Communications, Inc. Class B..............     3,762      125,068
*   Dixie Group, Inc. (The).............................    11,800      115,758
#*  Dorman Products, Inc................................    20,712    1,093,179
    Dover Motorsports, Inc..............................    15,098       35,480

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
 Consumer Discretionary -- (Continued)
     DR Horton, Inc......................................   208,125 $ 6,179,231
 #*  DreamWorks Animation SKG, Inc. Class A..............    46,429   1,119,403
     Educational Development Corp........................     1,679       8,009
 *   Eldorado Resorts, Inc...............................    18,512     156,426
     Escalade, Inc.......................................       277       4,781
 *   EVINE Live, Inc.....................................     3,998       8,756
 #   EW Scripps Co. (The) Class A........................    81,265   1,785,392
 #*  Federal-Mogul Holdings Corp.........................    36,417     407,870
     Flanigan's Enterprises, Inc.........................       865      25,535
     Flexsteel Industries, Inc...........................     2,068      82,555
     Foot Locker, Inc....................................    15,700   1,107,635
     Ford Motor Co....................................... 1,184,599  17,567,603
 #   Fred's, Inc. Class A................................    47,275     852,841
     Frisch's Restaurants, Inc...........................       600      20,220
 #*  FTD Cos., Inc.......................................    24,893     725,133
 #*  Fuel Systems Solutions, Inc.........................     3,398      21,136
 *   G-III Apparel Group, Ltd............................    22,788   1,645,977
 #*  Gaiam, Inc. Class A.................................     4,388      30,453
 #   GameStop Corp. Class A..............................   104,752   4,802,879
 *   Gaming Partners International Corp..................       500       5,025
 *   Gannett Co., Inc....................................    59,819     756,710
     General Motors Co...................................   802,642  25,291,249
 *   Genesco, Inc........................................     7,056     456,453
     Graham Holdings Co. Class B.........................     5,780   3,985,657
 *   Gray Television, Inc................................    46,874     791,702
     Group 1 Automotive, Inc.............................    57,936   5,618,054
     Harte-Hanks, Inc....................................    55,608     260,802
     Haverty Furniture Cos., Inc.........................    33,479     742,564
 *   Helen of Troy, Ltd..................................    64,389   5,652,066
 #*  hhgregg, Inc........................................    36,388     121,900
     Hooker Furniture Corp...............................    14,814     369,609
 #*  Hyatt Hotels Corp. Class A..........................    14,601     815,174
 #*  Iconix Brand Group, Inc.............................    95,618   2,077,779
     International Speedway Corp. Class A................    24,844     851,404
 *   Isle of Capri Casinos, Inc..........................    15,434     281,516
 #*  JAKKS Pacific, Inc..................................    13,103     129,065
 *   Jarden Corp.........................................   243,112  13,371,160
 #*  JC Penney Co., Inc..................................    85,215     702,172
     Johnson Outdoors, Inc. Class A......................    15,588     328,907
 #   Journal Media Group, Inc............................    25,411     205,575
     KB Home.............................................    30,800     492,184
 #   Kohl's Corp.........................................    14,353     880,126
     La-Z-Boy, Inc.......................................    56,332   1,430,833
 #*  Lakeland Industries, Inc............................    11,757     123,449
 #*  Lands' End, Inc.....................................    21,056     496,500
 #*  Lee Enterprises, Inc................................    38,128     116,672
 #   Lennar Corp. Class A................................   224,100  11,886,264
     Lennar Corp. Class B................................     7,868     345,090
 *   Liberty Broadband Corp.(530307206)..................     1,905     102,822
 *   Liberty Broadband Corp.(530307305)..................    67,601   3,618,682
 *   Liberty Broadband Corp. Class A.....................    24,095   1,300,407
 #*  Liberty Interactive Corp. Class B...................    35,706   1,048,507
 *   Liberty Interactive Corp., QVC Group
       Class A(53071M104)................................   882,463  25,635,550

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CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Consumer Discretionary -- (Continued)
*   Liberty Interactive Corp., QVC Group
      Class A(531229102)..................................  96,383 $ 3,643,277
*   Liberty Media Corp.................................... 208,010   7,841,977
*   Liberty Media Corp. Class B...........................   7,622     292,799
*   Liberty TripAdvisor Holdings, Inc. Class A............  76,802   2,249,531
*   Liberty TripAdvisor Holdings, Inc. Class B............   3,570     113,687
*   Liberty Ventures Series A............................. 202,261   8,389,786
#*  Liberty Ventures Series B.............................   8,645     363,522
    Lifetime Brands, Inc..................................  16,431     238,907
    Lithia Motors, Inc. Class A...........................  34,933   4,181,131
*   Live Nation Entertainment, Inc........................ 145,347   3,810,998
*   Loral Space & Communications, Inc.....................  26,050   1,650,267
    Lowe's Cos., Inc...................................... 139,546   9,678,911
*   Luby's, Inc...........................................  34,526     167,451
#*  M/I Homes, Inc........................................  37,930     951,284
*   Madison Square Garden Co. (The) Class A...............  29,558   2,465,137
    Marcus Corp. (The)....................................  18,899     396,123
*   MarineMax, Inc........................................  29,164     526,702
    Marriott Vacations Worldwide Corp.....................   2,531     211,592
*   Martha Stewart Living Omnimedia, Inc. Class A.........     980       5,949
#*  McClatchy Co. (The) Class A...........................  60,603      49,088
#*  Media General, Inc....................................  25,196     399,861
    Men's Wearhouse, Inc. (The)...........................  52,860   3,146,227
#   Meredith Corp.........................................  32,676   1,565,834
*   Meritage Homes Corp...................................  28,156   1,269,836
#*  MGM Resorts International............................. 227,871   4,470,829
*   Modine Manufacturing Co...............................  14,650     148,404
*   Mohawk Industries, Inc................................  98,740  19,904,997
*   Monarch Casino & Resort, Inc..........................   1,103      20,527
#*  Motorcar Parts of America, Inc........................  13,074     387,383
    Movado Group, Inc.....................................  36,900     934,677
*   Murphy USA, Inc.......................................  47,356   2,593,215
    NACCO Industries, Inc. Class A........................   6,832     346,861
*   New York & Co., Inc...................................   6,926      15,584
*   News Corp. Class A.................................... 402,247   5,925,098
*   News Corp. Class B....................................  99,903   1,425,616
*   Office Depot, Inc..................................... 181,609   1,452,872
#*  Pacific Sunwear of California, Inc....................  12,650       8,109
    Penske Automotive Group, Inc..........................  43,845   2,367,630
*   Pep Boys-Manny, Moe & Jack (The)......................  60,161     712,908
#*  Perry Ellis International, Inc........................  21,492     517,742
*   Pinnacle Entertainment, Inc...........................  50,352   1,938,552
    PulteGroup, Inc....................................... 143,221   2,967,539
    PVH Corp..............................................  31,964   3,709,103
*   Radio One, Inc. Class D...............................  13,955      34,050
#*  RCI Hospitality Holdings, Inc.........................  12,026     134,210
*   Red Robin Gourmet Burgers, Inc........................  31,175   2,857,189
*   Regis Corp............................................  54,292     794,292
    Remy International, Inc...............................   2,760      81,696
    Rent-A-Center, Inc....................................  76,435   2,047,694
    Rocky Brands, Inc.....................................   8,729     158,519
    Royal Caribbean Cruises, Ltd.......................... 322,500  28,976,625
*   Ruby Tuesday, Inc.....................................  17,500     128,450
#   Saga Communications, Inc. Class A.....................   8,693     352,066

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CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
Consumer Discretionary -- (Continued)
    Salem Media Group, Inc. Class A...................    10,922 $       70,228
    Scholastic Corp...................................    30,900      1,331,481
    Service Corp. International.......................   274,069      8,361,845
#*  Shiloh Industries, Inc............................    21,161        238,696
    Shoe Carnival, Inc................................    33,450        946,969
#*  Skechers U.S.A., Inc. Class A.....................    49,610      7,463,824
    Spartan Motors, Inc...............................    16,820         74,681
    Speedway Motorsports, Inc.........................    16,132        337,965
    Stage Stores, Inc.................................    37,214        654,966
#   Standard Motor Products, Inc......................    37,342      1,365,597
    Staples, Inc......................................   447,745      6,586,329
#*  Starz.............................................    84,255      3,408,115
*   Starz Class B.....................................     7,622        315,856
    Stein Mart, Inc...................................    22,915        233,504
*   Steiner Leisure, Ltd..............................     2,225        128,383
#*  Stoneridge, Inc...................................    19,361        235,623
#   Strattec Security Corp............................     5,224        367,195
    Superior Industries International, Inc............    23,275        393,813
    Superior Uniform Group, Inc.......................    17,956        345,294
    Sypris Solutions, Inc.............................     8,460         10,575
#*  Systemax, Inc.....................................    11,750         80,135
*   Tandy Leather Factory, Inc........................     9,974         84,580
    Target Corp.......................................     4,925        403,111
    TEGNA, Inc........................................   119,639      3,485,084
    Time Warner Cable, Inc............................   693,942    131,855,919
    Time Warner, Inc.................................. 1,534,860    135,129,074
    Time, Inc.........................................   191,857      4,282,248
*   Toll Brothers, Inc................................   203,299      7,912,397
*   Trans World Entertainment Corp....................     5,781         20,349
#*  Tuesday Morning Corp..............................    60,500        567,490
    Twenty-First Century Fox, Inc. Class A............ 1,287,383     44,401,840
    Twenty-First Century Fox, Inc. Class B............   550,972     18,468,581
*   Unifi, Inc........................................    43,422      1,340,003
*   Universal Electronics, Inc........................     3,206        166,199
    Vail Resorts, Inc.................................    11,600      1,272,404
*   Vista Outdoor, Inc................................    77,610      3,660,864
#*  VOXX International Corp...........................     3,750         30,000
    Walt Disney Co. (The).............................    26,220      3,146,400
    Wendy's Co. (The).................................   242,704      2,490,143
*   West Marine, Inc..................................    26,468        240,329
    Whirlpool Corp....................................    30,049      5,340,609
    Wyndham Worldwide Corp............................   144,114     11,892,287
                                                                 --------------
Total Consumer Discretionary..........................            1,062,296,581
                                                                 --------------
Consumer Staples -- (7.7%)
    Alico, Inc........................................       960         43,027
*   Alliance One International, Inc...................     3,508         79,281
    Andersons, Inc. (The).............................    23,660        882,518
    Archer-Daniels-Midland Co.........................   813,476     38,575,032
#*  Boulder Brands, Inc...............................    76,099        633,905
    Bunge, Ltd........................................   121,368      9,691,235
*   CCA Industries, Inc...............................     8,323         20,974
*   Central Garden & Pet Co...........................    25,184        231,441

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CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Consumer Staples -- (Continued)
#*  Central Garden & Pet Co. Class A....................    48,121 $    485,060
    Constellation Brands, Inc. Class A..................   249,042   29,890,021
    Constellation Brands, Inc. Class B..................    12,715    1,524,274
#*  Craft Brew Alliance, Inc............................     9,754      100,759
    CVS Health Corp..................................... 1,510,745  169,913,490
#*  Farmer Bros Co......................................     6,695      158,404
#   Fresh Del Monte Produce, Inc........................    39,437    1,558,550
#*  Hain Celestial Group, Inc. (The)....................    87,292    5,934,110
#   Ingles Markets, Inc. Class A........................    11,437      529,304
    Ingredion, Inc......................................    62,117    5,478,719
#   JM Smucker Co. (The)................................   108,204   12,085,305
    John B. Sanfilippo & Son, Inc.......................    10,428      542,152
    Kraft Heinz Co. (The)...............................   209,706   16,665,336
*   Landec Corp.........................................    37,056      494,698
*   Mannatech, Inc......................................       717       12,404
    MGP Ingredients, Inc................................     4,788       70,719
    Molson Coors Brewing Co. Class A....................     1,908      131,642
    Molson Coors Brewing Co. Class B....................   186,550   13,271,167
    Mondelez International, Inc. Class A................ 2,081,099   93,919,998
*   Nutraceutical International Corp....................    14,615      353,245
#   Oil-Dri Corp. of America............................     5,047      132,534
*   Omega Protein Corp..................................    25,852      367,615
#*  Post Holdings, Inc..................................    50,201    2,697,802
#   Sanderson Farms, Inc................................    16,100    1,159,361
*   Seaboard Corp.......................................     1,812    6,296,700
#*  Seneca Foods Corp. Class A..........................     6,301      183,926
*   Seneca Foods Corp. Class B..........................       300        9,711
#   Snyder's-Lance, Inc.................................    28,337      921,519
    SpartanNash Co......................................    34,281    1,104,191
#   Spectrum Brands Holdings, Inc.......................    46,130    4,887,473
#*  TreeHouse Foods, Inc................................    24,190    1,982,612
    Tyson Foods, Inc. Class A...........................   405,030   17,963,080
    Universal Corp......................................    22,290    1,271,645
    Weis Markets, Inc...................................    11,602      489,256
                                                                   ------------
Total Consumer Staples..................................            442,744,195
                                                                   ------------
Energy -- (12.0%)
    Adams Resources & Energy, Inc.......................     6,004      286,811
    Alon USA Energy, Inc................................    33,484      623,137
    Anadarko Petroleum Corp.............................   845,068   62,830,806
    Apache Corp.........................................   210,838    9,669,031
#*  Approach Resources, Inc.............................     6,883       26,775
#   Atwood Oceanics, Inc................................     4,600       95,680
    Baker Hughes, Inc...................................   127,976    7,441,804
*   Barnwell Industries, Inc............................     8,038       18,809
#   Bristow Group, Inc..................................    42,400    1,910,120
#*  C&J Energy Services, Ltd............................    37,416      361,064
    Cabot Oil & Gas Corp................................       568       14,859
#   California Resources Corp...........................   118,504      501,272
#*  Callon Petroleum Co.................................    13,214       86,420
#   Chesapeake Energy Corp..............................   370,477    3,208,331
    Chevron Corp........................................ 1,063,078   94,061,141
#*  Cloud Peak Energy, Inc..............................    33,115      105,306

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CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Energy -- (Continued)
#   Comstock Resources, Inc..............................    32,421 $    40,851
    ConocoPhillips....................................... 1,766,829  88,942,172
*   Contango Oil & Gas Co................................     1,064       9,768
#*  Dawson Geophysical Co................................    30,611     126,423
    Delek US Holdings, Inc...............................    52,256   1,863,972
#   Denbury Resources, Inc...............................   289,460   1,140,472
    Devon Energy Corp....................................    81,126   4,009,247
#   Energy XXI, Ltd......................................    15,380      27,223
    EOG Resources, Inc...................................    77,897   6,012,869
*   Era Group, Inc.......................................    28,043     474,768
    Exterran Holdings, Inc...............................    69,200   1,715,468
    Exxon Mobil Corp..................................... 1,213,074  96,087,592
    Green Plains, Inc....................................    26,534     595,688
    Gulf Island Fabrication, Inc.........................    15,018     171,355
#   Gulfmark Offshore, Inc. Class A......................    27,750     261,405
#*  Harvest Natural Resources, Inc.......................    35,677      38,531
*   Helix Energy Solutions Group, Inc....................   103,010     862,194
#   Helmerich & Payne, Inc...............................   108,670   6,274,606
    Hess Corp............................................   354,037  20,891,723
    HollyFrontier Corp...................................    32,210   1,554,455
#*  Hornbeck Offshore Services, Inc......................    29,719     540,886
#*  Key Energy Services, Inc.............................    49,745      45,273
    Marathon Oil Corp....................................   661,937  13,907,296
    Marathon Petroleum Corp..............................   903,936  49,418,181
#*  Matador Resources Co.................................     6,400     140,992
*   Matrix Service Co....................................    15,423     298,898
#   Murphy Oil Corp......................................   189,426   6,211,279
    Nabors Industries, Ltd...............................   181,974   2,112,718
#   National Oilwell Varco, Inc..........................   250,948  10,572,439
*   Natural Gas Services Group, Inc......................    15,026     302,323
*   Newfield Exploration Co..............................    48,506   1,590,512
#*  Newpark Resources, Inc...............................    97,395     704,166
#   Noble Corp. P.L.C....................................    74,243     887,204
    Noble Energy, Inc....................................   133,794   4,713,563
#*  Northern Oil and Gas, Inc............................    16,372      77,931
    Occidental Petroleum Corp............................   296,262  20,797,592
#*  Overseas Shipholding Group, Inc......................     2,355       8,478
#   Paragon Offshore P.L.C...............................    24,747      18,437
*   Parker Drilling Co...................................   142,573     362,135
    Patterson-UTI Energy, Inc............................   152,325   2,511,078
#*  PDC Energy, Inc......................................    24,103   1,131,636
#*  Penn Virginia Corp...................................    35,279      47,274
#*  PHI, Inc.(69336T106).................................     1,099      32,684
*   PHI, Inc.(69336T205).................................    19,260     534,080
    Phillips 66..........................................   883,414  70,231,413
*   Pioneer Energy Services Corp.........................    74,262     271,799
    Pioneer Natural Resources Co.........................    88,400  11,206,468
    QEP Resources, Inc...................................    33,043     458,637
*   Renewable Energy Group, Inc..........................     2,882      29,396
#*  REX American Resources Corp..........................     4,050     209,142
#*  Rex Energy Corp......................................    35,100      78,624
#   Rowan Cos. P.L.C. Class A............................   121,858   2,099,613
#*  SEACOR Holdings, Inc.................................    31,184   1,969,893

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CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Energy -- (Continued)
    SemGroup Corp. Class A..............................     4,727 $    336,042
#*  Seventy Seven Energy, Inc...........................    44,617      139,205
#   Ship Finance International, Ltd.....................    12,481      208,807
#*  Stone Energy Corp...................................     1,115        6,456
    Superior Energy Services, Inc.......................    75,686    1,286,662
#*  Swift Energy Co.....................................    34,900       25,519
    Teekay Corp.........................................    37,720    1,350,753
    Tesco Corp..........................................     3,745       35,952
    Tesoro Corp.........................................   168,807   16,431,673
*   TETRA Technologies, Inc.............................    25,510      121,428
#   Tidewater, Inc......................................    49,127      959,450
#   Transocean, Ltd.....................................   252,980    3,354,515
#*  Triangle Petroleum Corp.............................     7,779       28,860
#*  Unit Corp...........................................    52,140    1,028,722
    Valero Energy Corp..................................   605,899   39,746,974
#*  Weatherford International P.L.C.....................   281,383    3,005,170
    Western Refining, Inc...............................    68,485    3,024,298
#*  Whiting Petroleum Corp..............................    16,007      327,983
*   Willbros Group, Inc.................................    18,620       15,082
                                                                   ------------
Total Energy............................................            687,297,739
                                                                   ------------
Financials -- (19.2%)
    1st Source Corp.....................................    41,187    1,399,946
    ACE, Ltd............................................    66,691    7,253,980
    Aflac, Inc..........................................    81,778    5,237,881
    Alexander & Baldwin, Inc............................    66,838    2,523,134
*   Alleghany Corp......................................     3,115    1,514,295
    Allied World Assurance Co. Holdings AG..............    76,431    3,229,974
    Allstate Corp. (The)................................   230,137   15,867,946
    American Equity Investment Life Holding Co..........    88,700    2,620,198
    American Financial Group, Inc.......................   173,596   11,969,444
*   American Independence Corp..........................       173        1,775
    American International Group, Inc...................   899,581   57,681,134
    American National Insurance Co......................    23,302    2,492,149
    Ameris Bancorp......................................    12,022      324,714
    AmeriServ Financial, Inc............................    33,075      111,132
#*  Arch Capital Group, Ltd.............................     3,094      220,788
    Argo Group International Holdings, Ltd..............    46,942    2,646,590
    Aspen Insurance Holdings, Ltd.......................   102,623    4,935,140
    Associated Banc-Corp................................    31,434      619,564
    Assurant, Inc.......................................    65,820    4,910,172
    Assured Guaranty, Ltd...............................   122,989    3,008,311
*   Asta Funding, Inc...................................     7,527       62,850
    Astoria Financial Corp..............................    19,344      292,481
#*  Atlanticus Holdings Corp............................    19,218       75,335
*   AV Homes, Inc.......................................     3,852       56,894
    Axis Capital Holdings, Ltd..........................     8,510      489,836
    Baldwin & Lyons, Inc. Class A.......................       300        7,116
    Baldwin & Lyons, Inc. Class B.......................     6,556      152,886
#*  Bancorp, Inc. (The).................................       459        3,833
    Bank Mutual Corp....................................    14,475      105,233
    Bank of America Corp................................ 5,529,894   98,874,505
    Bank of New York Mellon Corp. (The).................   497,075   21,573,055

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CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Financials -- (Continued)
    Bank of the Ozarks, Inc.............................       626 $     27,619
    BankFinancial Corp..................................    22,475      271,723
    Banner Corp.........................................     7,943      378,563
    BB&T Corp...........................................    96,049    3,867,893
    BCB Bancorp, Inc....................................     1,059       12,242
    Berkshire Hills Bancorp, Inc........................    30,747      894,738
#*  BofI Holding, Inc...................................     8,208    1,008,353
#   Capital City Bank Group, Inc........................    15,389      237,606
    Capital One Financial Corp..........................   373,787   30,388,883
*   Cascade Bancorp.....................................    15,799       81,523
    Cathay General Bancorp..............................    17,730      569,310
    Centerstate Banks, Inc..............................       747       10,413
    Century Bancorp, Inc. Class A.......................       495       20,617
    Chicopee Bancorp, Inc...............................       366        6,057
    Chubb Corp. (The)...................................    20,149    2,505,125
#   Cincinnati Financial Corp...........................    16,626      917,921
    CIT Group, Inc......................................    45,907    2,159,465
    Citigroup, Inc...................................... 2,143,604  125,315,090
    Citizens Community Bancorp, Inc.....................    10,355       94,334
    CME Group, Inc......................................   414,385   39,797,535
    CNA Financial Corp..................................   277,671   11,001,325
#   CNO Financial Group, Inc............................   301,264    5,374,550
    Codorus Valley Bancorp, Inc.........................       132        2,728
    Comerica, Inc.......................................    16,431      779,322
    Community West Bancshares...........................       400        2,680
#*  Cowen Group, Inc. Class A...........................    15,961       90,180
    Donegal Group, Inc. Class A.........................    14,586      216,894
#   Donegal Group, Inc. Class B.........................       300        5,972
*   E*TRADE Financial Corp..............................    89,699    2,549,246
    Eastern Virginia Bankshares, Inc....................       307        1,934
    EMC Insurance Group, Inc............................    27,511      663,565
    Endurance Specialty Holdings, Ltd...................    76,288    5,301,253
    Enterprise Financial Services Corp..................     3,235       78,061
    ESSA Bancorp, Inc...................................     8,217      105,588
    Evans Bancorp, Inc..................................     1,681       40,764
    Everest Re Group, Ltd...............................    34,913    6,393,269
*   Farmers Capital Bank Corp...........................       302        7,725
    FBL Financial Group, Inc. Class A...................    24,660    1,405,867
    Federal Agricultural Mortgage Corp. Class A.........       177        4,779
    Federal Agricultural Mortgage Corp. Class C.........     9,200      246,100
    Federated National Holding Co.......................    13,665      322,357
    Fidelity Southern Corp..............................     7,213      140,221
    Fifth Third Bancorp.................................    92,166    1,941,938
*   First Acceptance Corp...............................    30,158       90,172
#   First American Financial Corp.......................    61,982    2,515,230
    First BanCorp.......................................    16,138      275,476
    First Business Financial Services, Inc..............       482       21,088
    First Citizens BancShares, Inc. Class A.............     8,627    2,211,445
#   First Commonwealth Financial Corp...................    30,547      281,032
    First Community Bancshares, Inc.....................       183        3,256
    First Defiance Financial Corp.......................    10,880      418,336
    First Federal of Northern Michigan Bancorp, Inc.....       900        5,553
    First Financial Northwest, Inc......................    25,371      315,362

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THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Financials -- (Continued)
    First Merchants Corp................................    41,623 $  1,083,447
    First Midwest Bancorp, Inc..........................     7,168      134,543
    First South Bancorp, Inc............................     2,278       18,156
    FNF Group...........................................    46,321    1,810,688
*   FNFV Group..........................................    15,438      224,777
    Fox Chase Bancorp, Inc..............................       351        5,992
*   Genworth Financial, Inc. Class A....................    34,964      245,098
    German American Bancorp, Inc........................     7,459      217,131
#*  Global Indemnity P.L.C..............................     8,282      228,997
    Goldman Sachs Group, Inc. (The).....................   235,397   48,272,863
    Great Southern Bancorp, Inc.........................     1,616       67,064
#   Griffin Industrial Realty, Inc......................     1,500       47,040
    Guaranty Federal Bancshares, Inc....................     1,684       24,890
*   Hallmark Financial Services, Inc....................    20,834      222,507
    Hanover Insurance Group, Inc. (The).................    88,829    7,181,825
    Hartford Financial Services Group, Inc. (The).......   320,787   15,253,422
    HCC Insurance Holdings, Inc.........................    17,700    1,365,732
#   Heartland Financial USA, Inc........................       465       17,521
    HF Financial Corp...................................       400        6,208
*   Hilltop Holdings, Inc...............................    26,171      550,900
    Hingham Institution for Savings.....................       500       60,505
*   HMN Financial, Inc..................................     3,456       40,435
#   Home Bancorp, Inc...................................       719       17,421
    HopFed Bancorp, Inc.................................     6,781       78,863
    Horace Mann Educators Corp..........................    58,206    2,051,179
    Hudson City Bancorp, Inc............................    28,191      290,649
    Huntington Bancshares, Inc..........................    70,847      826,784
    Iberiabank Corp.....................................       697       44,991
*   Imperial Holdings, Inc..............................     3,602       20,351
    Independence Holding Co.............................    14,982      195,965
    Infinity Property & Casualty Corp...................    15,800    1,224,658
    Intercontinental Exchange, Inc......................     1,479      337,271
    International Bancshares Corp.......................       800       21,544
    Investment Technology Group, Inc....................    23,677      481,827
    Investors Title Co..................................     1,169       83,256
#   Janus Capital Group, Inc............................    24,840      406,879
    JPMorgan Chase & Co................................. 2,076,333  142,291,100
#   Kemper Corp.........................................    49,103    1,901,268
    Kentucky First Federal Bancorp......................     2,400       20,160
    KeyCorp.............................................   526,210    7,808,956
    Lake Sunapee Bank Group.............................     3,667       54,638
    Lakeland Bancorp, Inc...............................     8,740       98,762
    Landmark Bancorp, Inc...............................     2,066       55,534
    Legg Mason, Inc.....................................    56,555    2,790,424
#*  LendingTree, Inc....................................     5,635      467,254
    Leucadia National Corp..............................    35,258      829,268
    Lincoln National Corp...............................   360,493   20,302,966
    LNB Bancorp, Inc....................................    13,395      249,147
    Loews Corp..........................................   243,798    9,291,142
#   Louisiana Bancorp, Inc..............................     5,606      134,936
#   M&T Bank Corp.......................................     4,241      556,207
#   Macatawa Bank Corp..................................    18,892      102,206
#   Maiden Holdings, Ltd................................     5,792       95,800

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THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    MainSource Financial Group, Inc......................    45,000 $   985,050
*   Markel Corp..........................................       101      89,865
    Marlin Business Services Corp........................    14,241     226,289
    MB Financial, Inc....................................    19,678     671,020
#*  MBIA, Inc............................................    82,267     489,489
*   MBT Financial Corp...................................    24,724     144,388
#   Mercantile Bank Corp.................................     4,422      91,093
    Meta Financial Group, Inc............................     1,083      54,756
    MetLife, Inc......................................... 1,125,923  62,758,948
    Metro Bancorp, Inc...................................    26,598     650,853
#*  MGIC Investment Corp.................................    72,733     805,154
    MidWestOne Financial Group, Inc......................       346      11,207
    Montpelier Re Holdings, Ltd..........................    38,746   1,652,517
    Morgan Stanley....................................... 1,476,248  57,337,472
    MutualFirst Financial, Inc...........................     2,300      54,326
    NASDAQ OMX Group, Inc. (The).........................    42,129   2,149,843
    National Penn Bancshares, Inc........................     1,071      11,481
    National Western Life Insurance Co. Class A..........       900     216,891
*   Navigators Group, Inc. (The).........................     3,685     288,093
    New York Community Bancorp, Inc......................    54,969   1,046,060
#   NewBridge Bancorp....................................    11,413     100,549
#*  NewStar Financial, Inc...............................    41,166     476,291
    Northeast Community Bancorp, Inc.....................    15,490     116,949
    Northrim BanCorp, Inc................................     5,734     145,013
    OFG Bancorp..........................................    30,191     243,339
#   Old Republic International Corp......................   172,923   2,893,002
    Oppenheimer Holdings, Inc. Class A...................     3,097      70,302
*   Pacific Mercantile Bancorp...........................    16,236     119,984
    PacWest Bancorp......................................     1,076      49,808
    Park Sterling Corp...................................     3,253      23,552
    PartnerRe, Ltd.......................................    52,224   7,100,375
    People's United Financial, Inc.......................    68,700   1,117,749
    Peoples Bancorp of North Carolina, Inc...............       250       4,590
    Peoples Bancorp, Inc.................................    15,923     335,020
*   PHH Corp.............................................    76,841   1,917,951
#*  Phoenix Cos., Inc. (The).............................     2,631      36,308
    Pinnacle Financial Partners, Inc.....................    23,924   1,270,125
*   Piper Jaffray Cos....................................       312      13,993
    PNC Financial Services Group, Inc. (The).............    88,065   8,646,222
*   Popular, Inc.........................................    56,536   1,731,132
#*  PRA Group, Inc.......................................    28,203   1,792,301
    Premier Financial Bancorp, Inc.......................     4,434      66,998
    Principal Financial Group, Inc.......................   218,754  12,143,035
    Provident Financial Holdings, Inc....................       544       8,753
    Provident Financial Services, Inc....................    21,059     413,178
    Prudential Financial, Inc............................   497,625  43,970,145
    Pulaski Financial Corp...............................     4,550      58,831
#   Radian Group, Inc....................................   161,945   2,989,505
    Regions Financial Corp............................... 1,302,555  13,533,546
    Reinsurance Group of America, Inc....................   169,166  16,327,902
#   RenaissanceRe Holdings, Ltd..........................    12,667   1,359,169
#   Renasant Corp........................................    42,102   1,353,579
#*  Republic First Bancorp, Inc..........................     2,174       7,566

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES      VALUE+
                                                         ------- --------------
Financials -- (Continued)
    Resource America, Inc. Class A......................  21,051 $      170,092
    Riverview Bancorp, Inc..............................   1,682          7,283
#   Safety Insurance Group, Inc.........................  26,197      1,519,164
#   Sandy Spring Bancorp, Inc...........................   9,125        249,477
*   Select Bancorp, Inc.................................     600          4,740
#   Selective Insurance Group, Inc......................  45,200      1,392,612
    SI Financial Group, Inc.............................   5,661         67,592
#   South State Corp....................................   8,549        664,428
#*  Southern First Bancshares, Inc......................   1,216         24,369
    Southwest Bancorp, Inc..............................  16,974        297,554
    StanCorp Financial Group, Inc.......................  15,636      1,782,817
    State Auto Financial Corp...........................  15,100        365,420
    State Street Corp...................................  12,833        982,494
    Sterling Bancorp....................................  70,552      1,050,519
    Stewart Information Services Corp...................  12,271        504,584
*   Stratus Properties, Inc.............................   3,069         46,342
    Suffolk Bancorp.....................................     205          5,908
    SunTrust Banks, Inc................................. 287,532     12,749,169
    Susquehanna Bancshares, Inc.........................  97,547      1,385,167
    Symetra Financial Corp..............................  20,319        508,788
    Synovus Financial Corp..............................  22,796        718,530
    Timberland Bancorp, Inc.............................   2,500         26,725
    Torchmark Corp......................................   7,000        431,270
    Travelers Cos., Inc. (The).......................... 132,163     14,025,138
    Trico Bancshares....................................     854         21,171
#   Trustmark Corp......................................   4,194        100,824
#   Umpqua Holdings Corp................................  34,932        619,694
*   Unico American Corp.................................   1,900         17,708
    Union Bankshares Corp...............................  37,042        914,197
    United Bankshares, Inc..............................  12,121        491,264
    United Financial Bancorp, Inc.......................   9,193        124,014
    United Fire Group, Inc..............................  24,429        844,266
*   United Security Bancshares..........................     412          2,089
    Unity Bancorp, Inc..................................   3,636         35,706
    Unum Group.......................................... 517,445     18,545,229
    Validus Holdings, Ltd...............................   8,958        415,203
#   Valley National Bancorp.............................     768          7,619
    Voya Financial, Inc.................................  14,373        674,812
#   Washington Federal, Inc.............................   1,243         28,937
    Waterstone Financial, Inc...........................   1,426         18,410
    Wells Fargo & Co....................................  68,870      3,985,507
    WesBanco, Inc.......................................  31,678      1,052,343
    West Bancorporation, Inc............................  13,957        272,580
    Westfield Financial, Inc............................  10,811         80,110
    Wintrust Financial Corp.............................  24,224      1,306,158
    WR Berkley Corp.....................................   5,305        295,595
    XL Group P.L.C...................................... 240,766      9,153,923
#   Zions Bancorporation................................  53,325      1,663,207
                                                                 --------------
Total Financials........................................          1,101,674,021
                                                                 --------------
Health Care -- (11.4%)
    Aceto Corp..........................................  31,686        742,403
*   Addus HomeCare Corp.................................   2,044         55,474

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Health Care -- (Continued)
           Aetna, Inc....................................   558,462 $63,089,452
#*         Affymetrix, Inc...............................    42,297     463,575
#*         Albany Molecular Research, Inc................    34,587     731,169
*          Alere, Inc....................................    45,800   2,226,338
*          Allergan P.L.C................................    73,514  24,344,161
*          Amedisys, Inc.................................    19,727     860,689
#*         AMN Healthcare Services, Inc..................     8,600     253,098
#*         Amsurg Corp...................................    30,743   2,205,503
           Analogic Corp.................................     2,988     240,683
*          AngioDynamics, Inc............................    14,354     222,487
#*         Anika Therapeutics, Inc.......................    14,671     556,031
           Anthem, Inc...................................   504,640  77,850,813
*          Arrhythmia Research Technology, Inc...........     1,200       7,644
#*         BioScrip, Inc.................................    36,570      91,791
*          BioTelemetry, Inc.............................     5,328      65,161
*          Boston Scientific Corp........................ 1,204,199  20,880,811
#*         Brookdale Senior Living, Inc..................     4,785     158,527
*          Cambrex Corp..................................    43,567   2,145,675
*          Capital Senior Living Corp....................    54,559   1,216,120
           Cigna Corp....................................    42,954   6,187,953
*          Community Health Systems, Inc.................   105,314   6,161,922
#          CONMED Corp...................................    43,239   2,452,516
           Cooper Cos., Inc. (The).......................    13,956   2,470,212
*          Cross Country Healthcare, Inc.................     7,595      91,672
#          CryoLife, Inc.................................    17,502     191,647
#*         Cumberland Pharmaceuticals, Inc...............    23,319     145,277
*          Cutera, Inc...................................    23,864     362,256
*          Cynosure, Inc. Class A........................     8,077     313,388
           Digirad Corp..................................    26,711     116,727
*          Emergent Biosolutions, Inc....................     8,678     284,899
*          Enzo Biochem, Inc.............................    41,397     124,191
*          Exactech, Inc.................................     3,390      67,732
#*         Express Scripts Holding Co....................   501,076  45,131,915
*          Five Star Quality Care, Inc...................    28,953     130,868
#*         Genesis Healthcare, Inc.......................     9,380      57,312
*          Greatbatch, Inc...............................    41,672   2,272,374
#*         Hanger, Inc...................................    16,897     365,651
*          Harvard Bioscience, Inc.......................    32,107     157,003
*          Health Net, Inc...............................    44,958   3,005,892
#*         Healthways, Inc...............................    37,281     471,977
#*         Hologic, Inc..................................   305,036  12,707,800
           Humana, Inc...................................   236,814  43,121,461
#*         Impax Laboratories, Inc.......................     4,700     227,762
           Invacare Corp.................................     7,330     124,976
           Kewaunee Scientific Corp......................     1,631      27,564
           Kindred Healthcare, Inc.......................    56,891   1,173,661
#*         Lannett Co., Inc..............................     3,649     217,480
           LeMaitre Vascular, Inc........................     5,100      72,624
*          LHC Group, Inc................................     1,418      57,131
*          LifePoint Hospitals, Inc......................    82,208   6,811,755
*          Magellan Health, Inc..........................    17,899   1,084,500
#*         MedAssets, Inc................................    44,682   1,041,091
(degrees)* MedCath Corp..................................    29,240          --

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Health Care -- (Continued)
*   Merit Medical Systems, Inc..........................    13,395 $    342,376
*   Misonix, Inc........................................     4,083       37,972
#*  Molina Healthcare, Inc..............................    24,941    1,881,300
    National Healthcare Corp............................     6,484      409,789
*   Natus Medical, Inc..................................    15,698      708,922
*   NuVasive, Inc.......................................     2,045      112,495
    Omnicare, Inc.......................................   197,388   19,117,028
*   Omnicell, Inc.......................................    35,405    1,292,991
    PerkinElmer, Inc....................................    76,500    4,048,380
    Pfizer, Inc......................................... 4,179,429  150,710,210
*   PharMerica Corp.....................................    33,305    1,138,032
*   Prestige Brands Holdings, Inc.......................   111,489    5,309,106
#*  Repligen Corp.......................................    21,271      744,698
#*  RTI Surgical, Inc...................................    73,086      532,066
*   SciClone Pharmaceuticals, Inc.......................    13,028      118,685
    Select Medical Holdings Corp........................    42,204      609,004
*   SunLink Health Systems, Inc.........................     1,750        2,852
*   SurModics, Inc......................................     5,593      131,380
*   Symmetry Surgical, Inc..............................    19,262      160,452
#   Teleflex, Inc.......................................    37,223    4,987,510
    Thermo Fisher Scientific, Inc.......................   499,520   69,698,026
#*  Triple-S Management Corp. Class B...................    20,684      446,361
    UnitedHealth Group, Inc.............................    89,716   10,891,522
*   Universal American Corp.............................    84,328      781,721
*   VCA, Inc............................................    69,140    4,254,184
*   WellCare Health Plans, Inc..........................    18,375    1,484,700
#*  Wright Medical Group, Inc...........................     4,981      128,709
    Zoetis, Inc.........................................   805,208   39,439,088
                                                                   ------------
Total Health Care.......................................            655,158,353
                                                                   ------------
Industrials -- (12.7%)
    AAR Corp............................................    32,906      886,817
    ABM Industries, Inc.................................    64,500    2,125,920
    Acme United Corp....................................     1,030       18,777
    Actuant Corp. Class A...............................    44,986    1,037,377
#*  Adept Technology, Inc...............................    20,476      146,608
#   ADT Corp. (The).....................................   197,193    6,809,074
#*  AECOM...............................................    55,835    1,721,393
*   Aegion Corp.........................................    42,549      841,194
*   Aerovironment, Inc..................................    35,065      913,794
#   AGCO Corp...........................................    58,973    3,244,105
*   Air Transport Services Group, Inc...................     6,308       65,288
    Alamo Group, Inc....................................    22,751    1,195,338
    Alaska Air Group, Inc...............................   105,252    7,972,839
    Albany International Corp. Class A..................    20,551      764,908
    Allegion P.L.C......................................    71,036    4,490,896
    AMERCO..............................................    29,431   10,576,618
#*  Ameresco, Inc. Class A..............................       981        6,769
#   American Railcar Industries, Inc....................    20,003      799,120
    Apogee Enterprises, Inc.............................    36,374    2,007,117
    ArcBest Corp........................................    12,135      401,062
    Argan, Inc..........................................        21          816
    Astec Industries, Inc...............................    22,925      901,182

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
#*  Atlas Air Worldwide Holdings, Inc....................    36,746 $ 1,806,066
*   Avis Budget Group, Inc...............................    94,608   4,108,825
    Barnes Group, Inc....................................    36,400   1,417,052
    Barrett Business Services, Inc.......................    12,955     536,337
*   BlueLinx Holdings, Inc...............................    17,052      16,199
#   Brady Corp. Class A..................................    38,500     905,520
#   Briggs & Stratton Corp...............................    41,033     758,290
#*  Builders FirstSource, Inc............................    12,182     183,217
*   CAI International, Inc...............................    17,082     240,173
*   Casella Waste Systems, Inc. Class A..................     5,201      33,026
#*  CBIZ, Inc............................................    38,149     373,860
    CDI Corp.............................................    30,600     370,566
#   Ceco Environmental Corp..............................     3,773      33,957
    Celadon Group, Inc...................................    24,642     534,731
    Chicago Rivet & Machine Co...........................       700      18,214
    CIRCOR International, Inc............................    10,019     479,209
    Columbus McKinnon Corp...............................    17,542     411,535
    Comfort Systems USA, Inc.............................    44,560   1,231,638
    Compx International, Inc.............................       500       5,890
    Covanta Holding Corp.................................    94,292   1,861,324
*   Covenant Transportation Group, Inc. Class A..........     7,080     167,159
*   CPI Aerostructures, Inc..............................     4,626      41,634
*   CRA International, Inc...............................     7,613     177,687
    CSX Corp............................................. 1,242,950  38,879,476
    Curtiss-Wright Corp..................................    46,353   3,122,802
#*  DigitalGlobe, Inc....................................    21,971     465,346
    Douglas Dynamics, Inc................................    30,234     620,402
*   Ducommun, Inc........................................    12,645     302,848
#*  Dycom Industries, Inc................................    39,867   2,633,614
    Dynamic Materials Corp...............................     1,436      16,198
    Eastern Co. (The)....................................    10,193     177,154
    Eaton Corp. P.L.C....................................    98,845   5,988,030
    EMCOR Group, Inc.....................................    50,540   2,417,328
    Encore Wire Corp.....................................    19,966     685,433
#*  Energy Recovery, Inc.................................     1,783       4,689
    EnerSys..............................................    43,239   2,700,276
    Engility Holdings, Inc...............................     7,988     175,017
    Ennis, Inc...........................................    48,483     813,545
    EnPro Industries, Inc................................    17,635     893,742
    ESCO Technologies, Inc...............................    17,601     670,070
    Espey Manufacturing & Electronics Corp...............     1,671      44,749
    Essendant, Inc.......................................    24,021     884,453
#*  Esterline Technologies Corp..........................    44,968   3,986,863
    Federal Signal Corp..................................   145,370   2,174,735
    FedEx Corp...........................................   142,324  24,397,180
#   Fortune Brands Home & Security, Inc..................   149,626   7,144,641
*   Franklin Covey Co....................................     3,046      57,600
#   FreightCar America, Inc..............................     9,404     181,121
#*  FTI Consulting, Inc..................................    25,736   1,053,117
*   Furmanite Corp.......................................    31,044     202,407
    G&K Services, Inc. Class A...........................    29,714   1,948,050
#   GATX Corp............................................    65,445   3,471,203
*   Genco Shipping & Trading, Ltd........................         9          63

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Industrials -- (Continued)
#*  Gencor Industries, Inc..............................     8,766 $     84,066
    General Dynamics Corp...............................    28,674    4,275,580
    General Electric Co................................. 5,637,788  147,146,267
#*  Genesee & Wyoming, Inc. Class A.....................     1,200       85,464
*   Gibraltar Industries, Inc...........................    24,203      463,245
*   GP Strategies Corp..................................    18,583      533,146
    Granite Construction, Inc...........................    27,179      924,630
#*  Great Lakes Dredge & Dock Corp......................    69,820      353,987
#   Greenbrier Cos., Inc. (The).........................    22,451    1,027,133
#   Griffon Corp........................................    67,323    1,160,649
    H&E Equipment Services, Inc.........................    59,629    1,069,744
#*  Hawaiian Holdings, Inc..............................    18,070      392,480
    Heidrick & Struggles International, Inc.............    18,234      398,778
*   Hertz Global Holdings, Inc..........................   278,411    4,730,203
*   Hill International, Inc.............................    27,154      129,796
    Huntington Ingalls Industries, Inc..................    47,666    5,596,465
    Hurco Cos., Inc.....................................     7,910      247,583
*   Huron Consulting Group, Inc.........................     4,001      305,956
    Hyster-Yale Materials Handling, Inc.................    12,246      828,687
*   ICF International, Inc..............................    31,660    1,160,656
    Ingersoll-Rand P.L.C................................   213,109   13,084,893
    Insteel Industries, Inc.............................    17,578      287,225
#   International Shipholding Corp......................     7,348       36,813
#*  JetBlue Airways Corp................................   324,893    7,466,041
    Kadant, Inc.........................................     5,786      263,784
    KAR Auction Services, Inc...........................    18,100      704,633
    KBR, Inc............................................     3,600       62,892
#   Kennametal, Inc.....................................     1,000       31,690
*   Key Technology, Inc.................................     3,199       40,019
    Kimball International, Inc. Class B.................    31,258      353,841
    Korn/Ferry International............................    33,148    1,109,795
#*  Kratos Defense & Security Solutions, Inc............     2,711       14,802
    L-3 Communications Holdings, Inc....................   100,470   11,600,266
*   Lawson Products, Inc................................     8,847      242,054
    LB Foster Co. Class A...............................     6,682      196,117
*   LMI Aerospace, Inc..................................    13,807      139,451
    LS Starrett Co. (The) Class A.......................     4,097       68,625
    LSI Industries, Inc.................................    27,715      276,041
*   Lydall, Inc.........................................    14,605      433,915
    Manpowergroup, Inc..................................    22,886    2,070,725
    Marten Transport, Ltd...............................    47,782      926,493
    Matson, Inc.........................................    62,316    2,581,129
    Matthews International Corp. Class A................    12,387      667,040
    McGrath RentCorp....................................    17,552      445,119
*   Mfri, Inc...........................................     8,900       50,018
    Miller Industries, Inc..............................    20,099      351,933
#   Mobile Mini, Inc....................................    54,461    2,022,137
*   Moog, Inc. Class A..................................    35,339    2,362,766
    Mueller Industries, Inc.............................    30,912    1,000,621
    Mueller Water Products, Inc. Class A................   185,957    1,660,596
    Multi-Color Corp....................................       308       19,669
*   MYR Group, Inc......................................    19,582      588,243
    National Presto Industries, Inc.....................       571       45,200

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
*   Navigant Consulting, Inc...............................  12,297 $   193,309
    Nielsen NV.............................................  16,256     787,766
#*  NL Industries, Inc.....................................  50,651     340,881
#   NN, Inc................................................  18,396     419,981
    Norfolk Southern Corp.................................. 545,229  45,979,162
    Northrop Grumman Corp.................................. 337,038  58,310,944
#*  Northwest Pipe Co......................................   6,690     120,755
#*  NOW, Inc...............................................  62,737   1,091,624
*   On Assignment, Inc.....................................  53,951   2,067,402
    Orbital ATK, Inc.......................................  56,610   4,016,479
#   Oshkosh Corp...........................................  14,466     528,588
    Owens Corning.......................................... 149,300   6,696,105
*   PAM Transportation Services, Inc.......................  15,437     811,986
#   Pentair P.L.C.......................................... 117,934   7,171,567
    Powell Industries, Inc.................................   7,529     224,665
#*  PowerSecure International, Inc.........................  19,459     294,609
    Precision Castparts Corp...............................   6,312   1,230,335
    Providence and Worcester Railroad Co...................     850      14,450
    Quad/Graphics, Inc.....................................   2,390      39,316
    Quanex Building Products Corp..........................  21,431     430,334
*   Quanta Services, Inc................................... 168,307   4,648,639
    Raytheon Co............................................  96,954  10,576,712
    RCM Technologies, Inc..................................  20,293     102,683
    Regal Beloit Corp......................................  16,070   1,115,740
*   Republic Airways Holdings, Inc.........................  48,736     245,629
    Republic Services, Inc................................. 429,755  18,277,480
    Resources Connection, Inc..............................  25,955     410,868
#*  Roadrunner Transportation Systems, Inc.................     879      23,012
    RR Donnelley & Sons Co.................................   6,499     114,057
#*  Rush Enterprises, Inc. Class A.........................  32,603     831,050
*   Rush Enterprises, Inc. Class B.........................  18,522     429,340
#   Ryder System, Inc......................................  89,844   8,132,679
#*  Saia, Inc..............................................   8,925     387,524
    SIFCO Industries, Inc..................................   6,623      91,000
#   SkyWest, Inc...........................................  38,506     637,659
*   SL Industries, Inc.....................................     300      11,745
    Southwest Airlines Co.................................. 645,761  23,376,548
*   Sparton Corp...........................................   9,132     217,890
    SPX Corp...............................................  12,803     837,444
    Standex International Corp.............................  22,341   1,672,000
    Stanley Black & Decker, Inc............................ 154,919  16,342,405
    Steelcase, Inc. Class A................................  55,469     990,122
    Supreme Industries, Inc. Class A.......................   1,433      11,808
    TAL International Group, Inc...........................  24,053     476,249
#   Terex Corp.............................................  27,578     611,128
    Tetra Tech, Inc........................................  45,222   1,204,714
#*  Titan Machinery, Inc...................................   2,883      40,506
*   TRC Cos., Inc..........................................  23,870     229,152
    Trinity Industries, Inc................................ 183,814   5,378,398
#   Triumph Group, Inc.....................................  57,456   3,094,006
*   Tutor Perini Corp......................................  33,844     708,355
    Twin Disc, Inc.........................................     900      14,490
    Tyco International P.L.C............................... 240,619   9,141,116

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Industrials -- (Continued)
*   Ultralife Corp......................................     3,309 $     13,468
    UniFirst Corp.......................................    18,705    2,072,888
    Union Pacific Corp..................................   888,128   86,672,412
#   Universal Forest Products, Inc......................    31,800    2,019,300
*   USA Truck, Inc......................................    15,105      295,454
*   Vectrus, Inc........................................     4,069       94,401
#*  Veritiv Corp........................................     9,437      351,623
#*  Versar, Inc.........................................     5,526       18,844
    Viad Corp...........................................    23,193      664,943
*   Virco Manufacturing Corp............................    12,601       32,637
    VSE Corp............................................       305       14,457
#   Waste Connections, Inc..............................     2,800      140,364
    Watts Water Technologies, Inc. Class A..............    53,615    2,973,488
#   Werner Enterprises, Inc.............................    34,105      963,125
#*  Wesco Aircraft Holdings, Inc........................     6,228       89,621
#*  WESCO International, Inc............................    11,687      717,114
*   Willdan Group, Inc..................................     1,000       10,320
*   Willis Lease Finance Corp...........................     6,713      111,973
#*  XPO Logistics, Inc..................................    12,216      529,564
                                                                   ------------
Total Industrials.......................................            729,808,776
                                                                   ------------
Information Technology -- (7.2%)
#   Activision Blizzard, Inc............................   982,162   25,329,958
*   Actua Corp..........................................     1,184       17,440
*   Acxiom Corp.........................................     7,769      139,143
*   Advanced Energy Industries, Inc.....................    47,985    1,256,727
#*  Agilysys, Inc.......................................    16,899      143,135
#*  Alpha & Omega Semiconductor, Ltd....................       419        3,289
*   Amtech Systems, Inc.................................     6,195       40,949
#*  ANADIGICS, Inc......................................    33,721       21,244
*   ARRIS Group, Inc....................................   140,787    4,353,134
*   Arrow Electronics, Inc..............................   182,170   10,593,185
    Astro-Med, Inc......................................     6,285       86,922
    Avnet, Inc..........................................   139,400    5,817,162
#   AVX Corp............................................   172,540    2,324,114
*   Aware, Inc..........................................    14,326       47,562
*   Axcelis Technologies, Inc...........................       700        2,065
*   AXT, Inc............................................    20,506       48,189
    Bel Fuse, Inc. Class A..............................     3,874       74,574
    Bel Fuse, Inc. Class B..............................    11,837      261,361
*   Benchmark Electronics, Inc..........................    67,473    1,488,454
    Black Box Corp......................................    18,611      291,448
*   Blackhawk Network Holdings, Inc.....................    25,926    1,190,781
#*  Blucora, Inc........................................    81,156    1,149,981
    Brocade Communications Systems, Inc.................   461,513    4,735,123
    Brooks Automation, Inc..............................    50,847      536,436
*   Bsquare Corp........................................     4,065       26,179
*   CACI International, Inc. Class A....................    24,830    2,039,288
*   Calix, Inc..........................................    16,027      135,108
*   Cascade Microtech, Inc..............................    24,071      358,899
    Checkpoint Systems, Inc.............................    27,235      238,034
*   CIBER, Inc..........................................    34,165      113,086
    Cisco Systems, Inc.................................. 2,145,528   60,975,906

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
    Cohu, Inc............................................    28,915 $   286,548
    Communications Systems, Inc..........................    12,612     126,751
    Computer Sciences Corp...............................   161,200  10,547,316
    Comtech Telecommunications Corp......................    15,569     448,543
    Concurrent Computer Corp.............................    13,740      73,509
#   Convergys Corp.......................................   197,364   4,955,810
*   CoreLogic, Inc.......................................    96,545   3,807,735
    Corning, Inc.........................................   879,588  16,430,704
#*  Cray, Inc............................................    12,866     333,744
    CSP, Inc.............................................     2,414      16,488
    CTS Corp.............................................    66,936   1,257,727
*   CyberOptics Corp.....................................     7,734      45,399
    Cypress Semiconductor Corp...........................    52,022     597,213
*   Datalink Corp........................................    28,408     192,606
*   Digi International, Inc..............................    27,638     279,697
*   Diodes, Inc..........................................     4,709     104,493
*   DSP Group, Inc.......................................    46,713     407,804
    EarthLink Holdings Corp..............................    83,735     614,615
*   EchoStar Corp. Class A...............................    23,551   1,093,237
*   Edgewater Technology, Inc............................    13,603      96,445
    Electro Rent Corp....................................    26,683     268,164
    Electro Scientific Industries, Inc...................     6,085      27,991
*   Electronics for Imaging, Inc.........................    58,110   2,655,627
    EMC Corp.............................................   342,124   9,199,714
*   Emcore Corp..........................................       744       4,605
#*  EnerNOC, Inc.........................................    13,197     108,611
*   Entegris, Inc........................................       300       4,444
    EPIQ Systems, Inc....................................    23,453     388,147
*   ePlus, Inc...........................................     8,745     672,578
*   Euronet Worldwide, Inc...............................    23,278   1,594,543
*   Exar Corp............................................    51,341     404,054
*   Fabrinet.............................................     4,055      75,261
#*  Fairchild Semiconductor International, Inc...........   118,008   1,777,200
    Fidelity National Information Services, Inc..........   151,857   9,936,004
#*  Finisar Corp.........................................    61,526   1,071,168
#*  First Solar, Inc.....................................    28,266   1,252,184
*   FormFactor, Inc......................................    30,568     221,007
*   Frequency Electronics, Inc...........................    16,953     189,026
*   GSE Systems, Inc.....................................    10,238      16,381
#*  GSI Technology, Inc..................................     5,863      30,194
    Hackett Group, Inc. (The)............................    53,321     682,509
*   Harmonic, Inc........................................    22,962     138,002
    Harris Corp..........................................     7,508     622,714
    Hewlett-Packard Co...................................   810,974  24,750,926
#*  Hutchinson Technology, Inc...........................    22,425      40,813
    IAC/InterActiveCorp..................................   125,298   9,680,523
#*  ID Systems, Inc......................................    17,291      96,657
#*  Identiv, Inc.........................................     1,017       4,678
*   Ingram Micro, Inc. Class A...........................   277,679   7,561,199
*   Insight Enterprises, Inc.............................    42,100   1,136,279
*   Integrated Device Technology, Inc....................   177,893   3,399,535
    Integrated Silicon Solution, Inc.....................    42,178     924,964
    Intel Corp........................................... 1,147,562  33,221,920

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Information Technology -- (Continued)
*   Internap Corp..........................................  32,386 $   298,275
    Intersil Corp. Class A................................. 119,798   1,333,352
*   Intevac, Inc...........................................   4,144      20,181
*   IntriCon Corp..........................................   2,835      20,128
#*  Itron, Inc.............................................  33,397   1,076,385
    IXYS Corp..............................................   3,055      31,955
    Juniper Networks, Inc.................................. 212,100   6,027,882
*   Key Tronic Corp........................................  17,623     176,406
*   Kimball Electronics, Inc...............................  23,443     314,371
*   Kulicke & Soffa Industries, Inc........................  71,688     746,272
*   KVH Industries, Inc....................................  28,458     349,464
#*  Lattice Semiconductor Corp............................. 108,469     533,667
    Leidos Holdings, Inc...................................   1,789      72,991
    Lexmark International, Inc. Class A....................  35,849   1,218,508
*   Limelight Networks, Inc................................  18,463      69,606
    ManTech International Corp. Class A....................   2,048      61,051
    Marvell Technology Group, Ltd.......................... 166,418   2,070,240
#*  Maxwell Technologies, Inc..............................   2,521      11,571
#   Mentor Graphics Corp...................................  35,620     929,326
*   Mercury Systems, Inc...................................   2,055      28,955
    Methode Electronics, Inc...............................  79,272   2,126,868
#*  Micron Technology, Inc................................. 758,908  14,047,387
    MKS Instruments, Inc...................................  61,200   2,172,600
    MOCON, Inc.............................................     700      11,046
#*  ModusLink Global Solutions, Inc........................  68,955     224,104
    NCI, Inc. Class A......................................     686       7,717
*   NETGEAR, Inc...........................................     428      14,334
*   Newport Corp...........................................  64,756   1,025,735
*   Novatel Wireless, Inc..................................  15,663      38,688
*   OmniVision Technologies, Inc...........................  37,132     906,763
    Optical Cable Corp.....................................  10,793      36,049
*   PAR Technology Corp....................................  12,896      57,903
    Park Electrochemical Corp..............................   1,642      28,998
#   PC Connection, Inc.....................................  39,267     871,335
    PC-Tel, Inc............................................  33,870     238,783
*   PCM, Inc...............................................  10,471     105,443
    Perceptron, Inc........................................   8,428      73,914
    Pericom Semiconductor Corp.............................  37,284     446,289
*   Photronics, Inc........................................  79,712     657,624
#*  Planar Systems, Inc....................................   3,449      14,348
*   Plexus Corp............................................  10,626     405,276
*   PMC-Sierra, Inc........................................ 102,988     701,348
*   Polycom, Inc...........................................  36,977     420,798
*   Qorvo, Inc.............................................  24,909   1,443,477
*   Qualstar Corp..........................................   3,300       3,366
#*  Rambus, Inc............................................   1,069      13,993
*   RealNetworks, Inc......................................  17,952      84,015
    Reis, Inc..............................................  13,511     330,479
    RF Industries, Ltd.....................................   2,823      12,054
    Richardson Electronics, Ltd............................  22,324     146,669
*   Rofin-Sinar Technologies, Inc..........................   4,978     124,151
#*  Rogers Corp............................................   7,543     422,182
#*  Rovi Corp..............................................  19,000     208,810

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Information Technology -- (Continued)
*   Rudolph Technologies, Inc...........................    16,097 $    180,608
    SanDisk Corp........................................    13,097      789,618
*   Sanmina Corp........................................    39,846      879,401
*   ScanSource, Inc.....................................    14,745      557,803
    Science Applications International Corp.............     6,199      332,762
#*  Seachange International, Inc........................     8,687       59,853
*   ShoreTel, Inc.......................................     3,200       22,688
#*  Sonus Networks, Inc.................................     6,622       53,440
    SS&C Technologies Holdings, Inc.....................    25,793    1,754,698
*   StarTek, Inc........................................    22,913       86,153
#*  SunEdison, Inc......................................   154,224    3,590,335
*   SunPower Corp.......................................    18,322      495,244
#*  Super Micro Computer, Inc...........................     5,886      156,980
*   support.com, Inc....................................    15,100       18,271
*   Sykes Enterprises, Inc..............................    20,292      494,719
    SYNNEX Corp.........................................    55,900    4,227,717
*   Synopsys, Inc.......................................     4,200      213,528
#*  Tech Data Corp......................................    82,952    4,838,590
*   TeleCommunication Systems, Inc. Class A.............    42,347      155,413
*   Telenav, Inc........................................     9,865       69,055
    Teradyne, Inc.......................................    26,789      515,956
    Tessco Technologies, Inc............................     8,689      214,358
    Tessera Technologies, Inc...........................    48,635    1,685,689
    TheStreet, Inc......................................    20,869       39,234
#*  TTM Technologies, Inc...............................    55,241      504,350
*   United Online, Inc..................................    17,780      247,142
#*  Veeco Instruments, Inc..............................    15,978      413,511
*   Virtusa Corp........................................    30,064    1,441,268
#   Vishay Intertechnology, Inc.........................   158,163    1,815,711
*   Vishay Precision Group, Inc.........................    16,480      230,061
*   Westell Technologies, Inc. Class A..................     1,704        2,079
    Western Digital Corp................................   212,781   18,311,933
*   Xcerra Corp.........................................    20,165      126,737
    Xerox Corp.......................................... 1,116,950   12,308,789
*   XO Group, Inc.......................................     6,284       93,192
*   Yahoo!, Inc......................................... 1,048,770   38,458,396
                                                                   ------------
Total Information Technology............................            415,911,296
                                                                   ------------
Materials -- (2.6%)
    A Schulman, Inc.....................................    32,960    1,227,101
    Alcoa, Inc..........................................   995,256    9,823,173
    Allegheny Technologies, Inc.........................    22,777      485,606
#*  AM Castle & Co......................................    24,982       71,199
    Ampco-Pittsburgh Corp...............................     4,007       53,333
    Ashland, Inc........................................   112,560   12,867,859
    Axiall Corp.........................................    26,423      777,629
    Bemis Co., Inc......................................    25,154    1,121,114
    Cabot Corp..........................................    46,280    1,628,130
#*  Century Aluminum Co.................................    15,822      147,461
*   Chemtura Corp.......................................    49,368    1,354,164
*   Clearwater Paper Corp...............................    16,822      989,975
    Commercial Metals Co................................    85,208    1,313,055
*   Core Molding Technologies, Inc......................    11,847      226,041

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THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Materials -- (Continued)
            Cytec Industries, Inc......................... 129,400 $  9,605,362
            Domtar Corp...................................   8,107      329,631
            Dow Chemical Co. (The)........................  14,000      658,840
*           Ferro Corp....................................  42,247      586,811
            Freeport-McMoRan, Inc......................... 327,519    3,848,348
            Friedman Industries, Inc......................  13,926       80,910
            FutureFuel Corp...............................   6,104       69,830
            Graphic Packaging Holding Co.................. 154,000    2,325,400
#           Greif, Inc. Class A...........................   4,885      151,386
*           Headwaters, Inc...............................  23,663      449,834
#*          Horsehead Holding Corp........................  49,015      405,844
            Huntsman Corp.................................  50,242      954,598
            International Paper Co........................ 493,615   23,629,350
#           Kaiser Aluminum Corp..........................  27,181    2,295,435
            KapStone Paper and Packaging Corp.............  80,984    1,895,026
*           Kraton Performance Polymers, Inc..............   5,435      111,526
#*          Louisiana-Pacific Corp........................ 173,457    2,556,756
            LyondellBasell Industries NV Class A..........  71,793    6,736,337
#           Martin Marietta Materials, Inc................  23,633    3,706,127
            Materion Corp.................................  18,497      566,008
*           Mercer International, Inc.....................  21,725      262,655
            Minerals Technologies, Inc....................  34,280    2,219,630
            Mosaic Co. (The)..............................  17,274      741,746
#           Myers Industries, Inc.........................  64,720      979,214
            Neenah Paper, Inc.............................   7,684      465,497
            Newmont Mining Corp...........................  48,146      826,667
*           Northern Technologies International Corp......   3,035       49,319
            Nucor Corp....................................  83,945    3,705,332
#           Olin Corp.....................................  62,261    1,431,380
#           Olympic Steel, Inc............................   9,986      121,030
            OM Group, Inc.................................  42,299    1,433,090
            PH Glatfelter Co..............................  50,600    1,032,746
            PolyOne Corp..................................   8,983      307,847
            Reliance Steel & Aluminum Co..................  93,801    5,684,341
*           Resolute Forest Products, Inc.................   1,817       17,952
#           Schnitzer Steel Industries, Inc. Class A......     400        6,284
            Sensient Technologies Corp....................  38,101    2,605,727
            Steel Dynamics, Inc...........................  94,919    1,901,228
#*          Stillwater Mining Co..........................  55,630      529,598
            SunCoke Energy, Inc...........................  62,210      764,561
            Synalloy Corp.................................   5,144       60,751
            Tredegar Corp.................................  40,177      677,384
            Tronox, Ltd. Class A..........................   1,600       17,568
#*          Universal Stainless & Alloy Products, Inc.....   6,269       84,694
            Vulcan Materials Co...........................  58,246    5,301,551
            Wausau Paper Corp.............................  13,070      115,539
            Westlake Chemical Corp........................ 158,152    9,879,755
*           WestRock Co................................... 200,591   12,649,268
            Worthington Industries, Inc...................  47,320    1,280,479
                                                                   ------------
Total Materials...........................................          148,202,032
                                                                   ------------
Other -- (0.0%)
(degrees)#* Gerber Scientific, Inc. Escrow Shares.........  47,409           --

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CONTINUED


                                                        SHARES       VALUE+
                                                      ---------- --------------
Other -- (Continued)
(degrees)*  Petrocorp, Inc. Escrow Shares............        900 $           --
                                                                 --------------
Total Other..........................................                        --
                                                                 --------------
Telecommunication Services -- (3.7%)
            AT&T, Inc................................  4,431,678    153,956,494
            Atlantic Tele-Network, Inc...............         84          5,942
            CenturyLink, Inc.........................    512,432     14,655,555
#           Frontier Communications Corp.............    696,949      3,289,599
*           General Communication, Inc. Class A......     45,867        843,953
#*          Iridium Communications, Inc..............     14,800        109,816
            Lumos Networks Corp......................        500          6,980
#*          ORBCOMM, Inc.............................     44,499        274,114
*           Premiere Global Services, Inc............      2,000         21,580
            Shenandoah Telecommunications Co.........     56,354      1,937,451
            Spok Holdings, Inc.......................     12,522        209,493
#*          Sprint Corp..............................    449,944      1,516,311
*           T-Mobile US, Inc.........................    113,786      4,626,539
            Telephone & Data Systems, Inc............    111,207      3,270,598
#*          United States Cellular Corp..............      7,591        282,537
            Verizon Communications, Inc..............    644,888     30,174,309
*           Vonage Holdings Corp.....................     85,934        549,118
                                                                 --------------
Total Telecommunication Services.....................               215,730,389
                                                                 --------------
Utilities -- (0.2%)
*           Calpine Corp.............................     62,921      1,151,454
#           Consolidated Water Co., Ltd..............      6,656         80,538
            NRG Energy, Inc..........................    279,690      6,279,040
            Ormat Technologies, Inc..................     20,134        819,051
            SJW Corp.................................      2,001         59,730
            UGI Corp.................................     78,988      2,886,222
                                                                 --------------
Total Utilities......................................                11,276,035
                                                                 --------------
TOTAL COMMON STOCKS..................................             5,470,099,417
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*  Leap Wireless International, Inc.
              Contingent Value Rights................      8,393         21,151
(degrees)#* Magnum Hunter Resources Corp. Warrants
              04/15/16...............................      8,220             --
(degrees)*  Safeway Casa Ley Contingent Value Rights.    157,807        160,158
(degrees)*  Safeway PDC, LLC Contingent Value Rights.    157,807          7,701
TOTAL RIGHTS/WARRANTS................................                   189,010
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.0%)
            State Street Institutional Liquid
              Reserves, 0.114%.......................  1,526,723      1,526,723
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (4.8%)
(S)@ DFA Short Term Investment Fund.................. 23,521,270    272,141,099
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,198,421,516)^^............................            $5,743,956,249
                                                                 ==============

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CONTINUED


Summary of the Series' investments as of July 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary..... $1,062,296,581           --   --    $1,062,296,581
   Consumer Staples...........    442,744,195           --   --       442,744,195
   Energy.....................    687,297,739           --   --       687,297,739
   Financials.................  1,101,674,021           --   --     1,101,674,021
   Health Care................    655,158,353           --   --       655,158,353
   Industrials................    729,808,776           --   --       729,808,776
   Information Technology.....    415,911,296           --   --       415,911,296
   Materials..................    148,202,032           --   --       148,202,032
   Other......................             --           --   --                --
   Telecommunication Services.    215,730,389           --   --       215,730,389
   Utilities..................     11,276,035           --   --        11,276,035
Rights/Warrants...............             -- $    189,010   --           189,010
Temporary Cash Investments....      1,526,723           --   --         1,526,723
Securities Lending Collateral.             --  272,141,099   --       272,141,099
                               -------------- ------------   --    --------------
TOTAL......................... $5,471,626,140 $272,330,109   --    $5,743,956,249
                               ============== ============   ==    ==============

ORGANIZATION

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust's advisor is Dimensional Fund Advisors LP (the "Advisor"). At July 31, 2015, the Trust consisted of eleven operational portfolios, of which four (the "Series") are included in this document.

SECURITY VALUATION

The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

..   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

..   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

..   Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

Securities held by the Domestic Equity Portfolios (The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series) and the International Equity Portfolios (The DFA International Value Series and The Emerging Markets Series), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and ask prices which approximates fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended July 31, 2015, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Series.

FINANCIAL INSTRUMENTS

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

FEDERAL TAX COST

At July 31, 2015, the total cost of securities for federal income tax purposes was:

         The U.S. Large Cap Value Series               $14,087,943,588
         The DFA International Value Series              9,275,881,265
         The Emerging Markets Series                     3,818,943,275
         The Tax-Managed U.S. Marketwide Value Series    3,197,818,014

OTHER

The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, described below, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION,
No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. Oral argument on the appeal was held on November 5, 2014, and the parties await the Second Circuit's ruling. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset values of the U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The U.S. Large Cap Value Series' and The Tax-Managed U.S. Marketwide Value Series' net asset values, respectively, at this time.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from their net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

ITEM 2.  CONTROLS AND PROCEDURES.

    (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

    (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

    (a) Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Investment Group Inc.

By:  /s/ David G. Booth
     -----------------------
     David G. Booth
     Chairman, Director, President and
     Co-Chief Executive Officer

Date: September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David G. Booth
     -----------------------
     David G. Booth
     Principal Executive Officer
     Dimensional Investment Group Inc.

Date: September 28, 2015

By:  /s/ David R. Martin
     -----------------------
     David R. Martin
     Principal Financial Officer
     Dimensional Investment Group Inc.

Date: September 28, 2015